As filed with the Securities and Exchange Commission on September 29, 2017
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21715
NEUBERGER BERMAN ALTERNATIVE FUNDS
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
 New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti, Chief Executive Officer and President
Neuberger Berman Alternative Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

 Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end:  October 31
Date of reporting period:  July 31, 2017
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.
Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited)
July 31, 2017

Investments	Shares	Value ($000)

LONG POSITIONS - 97.2%

COMMON STOCKS - 45.7%

Aerospace & Defense - 0.3%
DigitalGlobe, Inc.*	4,700	164
General Dynamics Corp.(a)	1,560	306
Raytheon Co.(a)	1,880	323
Sparton Corp.*(b)	4,500	104
Ste Industrielle d'Aviation Latecoere SA (France)*	43,039	222
		1,119
Air Freight & Logistics - 0.6%
FedEx Corp.(a)	8,455	1,759
XPO Logistics Europe SADIR (France)*(a)	2,000	509
		2,268
Airlines - 0.0%(c)
AMR Corp. Escrow*(d)(e)	14,383	17

Auto Components - 0.5%
Delphi Automotive plc(a)	20,630	1,865

Banks - 2.0%
Bank of America Corp.(a)	60,730	1,465
Barclays plc (United Kingdom)(a)	98,208	263
Capital Bank Financial Corp., Class A	1,354	51
Citigroup, Inc.(a)	8,715	597
Comerica, Inc.(a)	7,475	541
CU Bancorp*(a)	14,000	517
JPMorgan Chase & Co.(a)	5,550	509
Pacific Continental Corp.(b)	21,000	533
Societe Generale SA (France)	11,061	649
Stonegate Bank(b)	2,600	121
SVB Financial Group*	2,810	501
UniCredit SpA (Italy)*(a)	24,600	485
Wells Fargo & Co.(a)	17,815	961
		7,193
Beverages - 0.1%
Cott Corp. (Canada)(b)	9,264	144
PepsiCo, Inc.(a)	1,815	212
		356
Biotechnology - 1.6%
ACADIA Pharmaceuticals, Inc.*(b)	516	15
BioMarin Pharmaceutical, Inc.*(a)	10,481	920
Celgene Corp.*(a)	2,300	311
Clovis Oncology, Inc.*(a)	11,396	966
Incyte Corp.*(a)	7,375	983
Neurocrine Biosciences, Inc.*	13,106	629
Novelion Therapeutics, Inc. (Canada)*(b)	4,732	43
Portola Pharmaceuticals, Inc.*	15,942	984
Vertex Pharmaceuticals, Inc.*	4,839	735
		5,586
Building Products - 0.7%
Johnson Controls International plc(a)	60,067	2,340

Investments	Shares	Value ($000)
Capital Markets - 0.6%
Amundi SA (France)(f)	4,950	383
Aretec Group, Inc., Class A*(d)(e)(g)	183,806	—
Electrum Special Acquisition Corp.*	4,024	40
Goldman Sachs Group, Inc. (The)(a)	2,200	496
Intercontinental Exchange, Inc.(a)	14,795	987
Matlin and Partners Acquisition Corp.*	21,837	219
National Energy Services Reunited Corp.*(b)	11,100	106
		2,231
Chemicals - 1.3%
Air Products & Chemicals, Inc.(a)	6,810	968
Croda International plc (United Kingdom)	7,606	371
Dow Chemical Co. (The)(a)	4,525	291
EI du Pont de Nemours & Co.	200	16
Monsanto Co.(b)	7,975	932
PPG Industries, Inc.(a)	8,805	927
Rayonier Advanced Materials, Inc.	1,070	16
WR Grace & Co.(a)	13,990	965
		4,486
Commercial Services & Supplies - 0.1%
West Corp.(b)	15,100	353

Communications Equipment - 0.3%
Brocade Communications Systems, Inc.	34,495	436
Motorola Solutions, Inc.(a)	5,300	480
ShoreTel, Inc.*	23,900	178
		1,094
Construction Materials - 0.2%
Forterra, Inc.*	20,742	185
HeidelbergCement AG (Germany)(a)	7,015	696
		881
Containers & Packaging - 0.1%
Ball Corp.	8,758	367

Diversified Consumer Services - 0.0%(c)
Nord Anglia Education, Inc. (Hong Kong)*(b)	200	7

Diversified Telecommunication Services - 0.5%
General Communication, Inc., Class A*(a)	9,300	397
Level 3 Communications, Inc.*(a)	16,814	987
Straight Path Communications, Inc., Class B*(b)	1,500	269
		1,653
Electric Utilities - 1.0%
ALLETE, Inc.	3,963	290
American Electric Power Co., Inc.	1,054	74
Exelon Corp.	1,955	75
Great Plains Energy, Inc.(a)	16,931	523
NextEra Energy, Inc.(a)	10,759	1,572
PG&E Corp.	6,422	435
Westar Energy, Inc.(b)	9,600	487
		3,456

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited) (cont'd)

Investments	Shares	Value ($000)
Electronic Equipment, Instruments & Components - 0.5%
Axis Communications AB (Sweden)(a)	16,400	709
FLIR Systems, Inc.(a)	30,390	1,134
		1,843
Energy Equipment & Services - 0.3%
C&J Energy Services, Inc.*(a)	23,141	748
Fairmount Santrol Holdings, Inc.*	43,985	129
US Silica Holdings, Inc.(a)	11,985	349
		1,226
Equity Real Estate Investment Trusts (REITs) - 0.5%
Colony NorthStar, Inc., Class A(b)	4,787	70
FelCor Lodging Trust, Inc.(a)	5,500	41
Macerich Co. (The)(b)	1,383	79
Monogram Residential Trust, Inc.(a)	20,700	248
New Senior Investment Group, Inc.(b)	10,283	107
New York REIT, Inc.(b)	115,322	996
Parkway, Inc.(b)	5,600	129
		1,670
Food & Staples Retailing - 0.7%
Cia Brasileira de Distribuicao, ADR (Brazil)*(a)	9,229	214
Magnit PJSC, GDR (Russia)	7,182	264
Rite Aid Corp.*(b)	75,450	169
Wal-Mart de Mexico SAB de CV (Mexico)(a)	87,901	203
Wal-Mart Stores, Inc.(a)	5,300	424
Whole Foods Market, Inc.(b)	16,600	693
X5 Retail Group NV, GDR (Russia)*	17,980	695
		2,662
Food Products - 0.6%
Hain Celestial Group, Inc. (The)*	8,000	358
Kraft Heinz Co. (The)	5,925	518
Mondelez International, Inc., Class A(a)	19,640	865
Nomad Foods Ltd. (United Kingdom)*(b)	9,771	139
Pinnacle Foods, Inc.(b)	1,257	75
TreeHouse Foods, Inc.*(b)	300	25
		1,980
Gas Utilities - 0.5%
Atmos Energy Corp.(a)	17,895	1,553
WGL Holdings, Inc.(b)	2,000	171
		1,724
Health Care Equipment & Supplies - 3.9%
ABIOMED, Inc.*(a)	6,127	907
Alere, Inc.*(b)	34,250	1,726
Align Technology, Inc.*	4,839	809
CR Bard, Inc.(a)	5,053	1,620
Danaher Corp.(a)	25,140	2,048
DexCom, Inc.*	10,248	682
Edwards Lifesciences Corp.*(a)	8,028	925
Glaukos Corp.*	12,536	504
Intuitive Surgical, Inc.*	540	507
Nevro Corp.*	10,805	930
Novadaq Technologies, Inc. (Canada)*(b)	10,900	128
Smith & Nephew plc, ADR (United Kingdom)	22,205	783
Investments	Shares	Value ($000)
Smith & Nephew plc (United Kingdom)(a)	7,345	128
Spectranetics Corp. (The)*(b)	13,100	504
Wright Medical Group NV*(a)	33,067	869
Zimmer Biomet Holdings, Inc.(b)	7,775	943
		14,013
Health Care Providers & Services - 0.9%
Aetna, Inc.(a)	6,795	1,048
Anthem, Inc.(a)	2,080	387
Kindred Healthcare, Inc.(b)	2,200	20
Shanghai Pharmaceuticals Holding Co. Ltd., Class H (China)	57,371	152
Sinopharm Group Co. Ltd., Class H (China)	32,206	135
VCA, Inc.*(b)	14,513	1,344
		3,086
Hotels, Restaurants & Leisure - 1.3%
Belmond Ltd., Class A (United Kingdom)*(b)	3,000	39
ClubCorp Holdings, Inc.	2,800	47
Drive Shack, Inc.(b)	7,352	23
ILG, Inc.(b)	2,515	67
Intrawest Resorts Holdings, Inc.*	1,000	24
Pinnacle Entertainment, Inc.*	32,070	609
Playa Hotels & Resorts NV*(b)	109,902	1,299
Six Flags Entertainment Corp.(a)	17,685	1,006
Tropicana Entertainment, Inc.*	11,381	498
Vail Resorts, Inc.(a)	4,135	871
		4,483
Household Durables - 0.4%
Lennar Corp., Class B(b)	6,800	302
Mohawk Industries, Inc.*(b)	4,180	1,041
		1,343
Household Products - 0.0%(c)
Energizer Holdings, Inc.(b)	578	27

Independent Power and Renewable Electricity Producers - 0.6%
8Point3 Energy Partners LP	7,800	115
Atlantica Yield plc (Spain)	19,988	432
Calpine Corp.*(a)	26,200	377
NextEra Energy Partners LP	10,418	429
Pattern Energy Group, Inc.	11,253	282
TerraForm Global, Inc., Class A*(b)	110,700	565
		2,200
Industrial Conglomerates - 0.1%
General Electric Co.	2,775	71
Smiths Group plc (United Kingdom)(a)	9,113	185
		256
Insurance - 1.4%
Admiral Group plc (United Kingdom)(a)	9,710	265
AIA Group Ltd. (Hong Kong)	136,406	1,075
American International Group, Inc.	11,625	761
Aon plc(a)	4,760	658
Athene Holding Ltd., Class A*(a)	8,550	432
Chubb Ltd.(a)	3,960	580
Fidelity & Guaranty Life	1,162	36
Genworth Financial, Inc., Class A*	4,900	17

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited) (cont'd)

Investments	Shares	Value ($000)
OneBeacon Insurance Group Ltd., Class A(b)	5,000	91
RSA Insurance Group plc (United Kingdom)(a)	69,411	597
State National Cos., Inc.	4,200	88
Syncora Holdings Ltd.*(a)	82,749	184
WMIH Corp.*(b)	60,581	70
		4,854
Internet & Direct Marketing Retail - 0.8%
Amazon.com, Inc.*(a)	631	623
ASOS plc (United Kingdom)*	2,023	154
Expedia, Inc.	4,230	662
HSN, Inc.(a)	10,100	401
Netflix, Inc.*	2,025	368
Priceline Group, Inc. (The)*	295	598
		2,806
Internet Software & Services - 2.6%
Alibaba Group Holding Ltd., ADR (China)*(a)	8,011	1,241
Alphabet, Inc., Class A*(a)	1,686	1,594
Altaba, Inc.*(b)	29,270	1,709
Baidu, Inc., ADR (China)*	1,743	395
Bankrate, Inc.*	7,100	99
eBay, Inc.*	9,787	350
Facebook, Inc., Class A*(a)	9,307	1,575
Global Sources Ltd. (Hong Kong)*	600	12
Mail.Ru Group Ltd., GDR (Russia)*(a)	7,718	213
MercadoLibre, Inc. (Argentina)	2,159	623
Pandora Media, Inc.*(b)	6,900	62
Tencent Holdings Ltd. (China)	19,565	785
WebMD Health Corp.*	4,200	278
Yandex NV, Class A (Russia)*	6,261	181
		9,117
IT Services - 1.3%
Accenture plc, Class A	2,175	280
Fidelity National Information Services, Inc.(a)	4,725	431
MoneyGram International, Inc.*	9,300	152
NCI, Inc.*	1,400	28
NeuStar, Inc., Class A*(b)	16,600	554
PayPal Holdings, Inc.*	7,938	465
Total System Services, Inc.(a)	35,485	2,252
Visa, Inc., Class A(a)	3,825	381
		4,543
Life Sciences Tools & Services - 1.8%
Albany Molecular Research, Inc.*	2,900	63
Bio-Rad Laboratories, Inc., Class A*(a)	6,415	1,511
Gerresheimer AG (Germany)(a)	16,668	1,377
Illumina, Inc.*	2,849	495
PAREXEL International Corp.*	5,500	481
Patheon NV*(b)	17,700	619
PRA Health Sciences, Inc.*(a)	11,838	881
QIAGEN NV*(a)	22,987	755
VWR Corp.*(b)	10,700	353
		6,535
Machinery - 1.0%
Dover Corp.(a)	27,830	2,338
Investments	Shares	Value ($000)
EnPro Industries, Inc.(a)	15,524	1,195
		3,533
Media - 3.4%
CBS Corp. (Non-Voting), Class B(a)	4,275	281
Charter Communications, Inc., Class A*(a)	1,055	413
Comcast Corp., Class A(a)	7,250	293
DISH Network Corp., Class A*(a)	12,370	792
Gray Television, Inc.*(a)	57,829	862
ITV plc (United Kingdom)(a)	369,442	843
Liberty Global plc, Class C (United Kingdom)*	8,040	263
Liberty Global plc LiLAC, Class C (United Kingdom)*(a)	1,668	43
Liberty Media Corp.-Liberty SiriusXM, Class A*(b)	1,822	84
Loral Space & Communications, Inc.*(b)	25,795	1,201
New Media Investment Group, Inc.(b)	2,900	40
Nexstar Media Group, Inc., Class A(b)	16,264	1,064
Scripps Networks Interactive, Inc., Class A	1,500	131
Sinclair Broadcast Group, Inc., Class A(b)	17,830	643
Sirius XM Holdings, Inc.(b)	32,693	192
Stroeer SE & Co. KGaA (Germany)	42,073	2,715
TEGNA, Inc.(b)	1,196	18
Time Warner, Inc.(b)	20,691	2,119
Time, Inc.(b)	2,862	40
Tribune Co. Litigation, Class 1C*(d)(e)	300,000	1
Tribune Media Co., Class A(b)	6,900	291
		12,329
Metals & Mining - 0.1%
Constellium NV, Class A (Netherlands)*	10,736	94
Dominion Diamond Corp. (Canada)(b)	21,800	307
		401
Multi-Utilities - 0.2%
Black Hills Corp.	2,643	184
SCANA Corp.	3,260	210
Sempra Energy	4,286	484
		878
Oil, Gas & Consumable Fuels - 2.0%
Antero Midstream GP LP*(a)	18,860	400
Cabot Oil & Gas Corp.	11,550	287
Cheniere Energy, Inc.*(a)	14,939	675
Enbridge Energy Management LLC*(d)(e)	2,199	–(h)
EOG Resources, Inc.(a)	2,170	207
Golar LNG Ltd.	13,006	310
Halcon Resources Corp.*	90,887	596
InterOil Corp. (Singapore)*(d)(e)	11,200	47
Kinder Morgan, Inc.	35,730	730
Midstates Petroleum Co., Inc.*	56,524	802
NextDecade Corp.*	5,362	51
ONEOK, Inc.	4,581	259
Pioneer Natural Resources Co.(a)	1,100	179

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited) (cont'd)

Investments	Shares	Value ($000)
Rice Energy, Inc.*(b)	25,800	722
SM Energy Co.(a)	19,850	345
Targa Resources Corp.	10,740	498
TransCanada Corp. (Canada)(a)	10,501	537
Veresen, Inc. (Canada)(a)	22,900	335
Williams Cos., Inc. (The)	5,124	163
		7,143
Personal Products - 0.5%
Edgewell Personal Care Co.*(a)	20,788	1,501
Nutraceutical International Corp.	7,800	326
		1,827
Pharmaceuticals - 1.0%
Aerie Pharmaceuticals, Inc.*	11,101	603
Akorn, Inc.*(a)	14,400	484
Allergan plc(b)	4,518	1,140
Aralez Pharmaceuticals, Inc. (Canada)*(b)	345	–(h)
Bristol-Myers Squibb Co.	2,400	137
Depomed, Inc.*(b)	6,200	64
Dr Reddy's Laboratories Ltd., ADR (India)	5,797	212
Hikma Pharmaceuticals plc (Jordan)(a)	17,797	331
Neuroderm Ltd. (Israel)*	11,800	457
SciClone Pharmaceuticals, Inc.*(b)	3,800	42
Teva Pharmaceutical Industries Ltd., ADR (Israel)	3,167	102
		3,572
Professional Services - 0.7%
Dun & Bradstreet Corp. (The)(a)	22,455	2,487
Intertrust NV (Netherlands)(a)(f)	1,072	19
		2,506
Real Estate Management & Development - 0.1%
Forestar Group, Inc.*(a)	21,200	364

Road & Rail - 0.8%
CSX Corp.(a)	26,570	1,311
Norfolk Southern Corp.(a)	14,260	1,605
		2,916
Semiconductors & Semiconductor Equipment - 1.8%
Analog Devices, Inc.	5,600	442
Broadcom Ltd.(a)	4,250	1,048
Lattice Semiconductor Corp.*	14,800	103
Microchip Technology, Inc.(a)	13,340	1,068
NXP Semiconductors NV (Netherlands)*(a)	33,014	3,642
Xcerra Corp.*(b)	10,200	99
		6,402
Software - 1.1%
Activision Blizzard, Inc.(a)	3,500	216
Gigamon, Inc.*(b)	1,703	68
Guidance Software, Inc.*	10,000	71
Mobileye NV*(b)	30,700	1,943
PTC, Inc.*(a)	14,450	797
salesforce.com, Inc.*(a)	2,650	241
Symantec Corp.(a)	14,200	440
		3,776
Specialty Retail - 2.1%
AutoZone, Inc.*(a)	4,638	2,504
Investments	Shares	Value ($000)
Cabela's, Inc.*	10,700	610
Hennes & Mauritz AB, Class B (Sweden)	19,715	514
Pets at Home Group plc (United Kingdom)(a)	18,604	40
Sports Direct International plc (United Kingdom)*(a)	426,928	2,135
Staples, Inc.(b)	3,000	31
Tiffany & Co.(a)	16,460	1,572
West Marine, Inc.	800	10
		7,416
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.(a)	6,128	911
Hewlett Packard Enterprise Co.(b)	10,089	177
Samsung Electronics Co. Ltd., GDR (South Korea)	579	624
Western Digital Corp.(a)	3,950	336
		2,048
Textiles, Apparel & Luxury Goods - 0.9%
Burberry Group plc (United Kingdom)(a)	4,013	91
Coach, Inc.	11,782	555
Michael Kors Holdings Ltd.*	6,913	252
NIKE, Inc., Class B	10,201	602
PVH Corp.(a)	15,380	1,835
		3,335
Thrifts & Mortgage Finance - 0.1%
Astoria Financial Corp.	2,835	57
Ocwen Financial Corp.*	119,349	342
PHH Corp.*(b)	2,000	28
		427
Tobacco - 0.0%(c)
Altria Group, Inc.(a)	2,660	173
British American Tobacco plc, ADR (United Kingdom)(b)	—(h)	–(h)
		173
Trading Companies & Distributors - 0.4%
Brenntag AG (Germany)	26,556	1,507
Neff Corp., Class A*	4,800	101
		1,608
Transportation Infrastructure - 0.4%
Macquarie Infrastructure Corp.(a)	18,150	1,376

Water Utilities - 0.3%
American Water Works Co., Inc.	8,436	684
Aqua America, Inc.(a)	8,460	283
		967
Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.*(a)	5,725	353

TOTAL COMMON STOCKS (Cost $152,895)		162,990
Investments	Principal Amount ($)	Value ($000)

CORPORATE BONDS - 8.3%

Banks - 1.7%
Emigrant Capital Trust V

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited) (cont'd)

Investments	Principal Amount ($)	Value ($000)
2.85%, 7/1/2037(d)(e)(f)(i)	8,000,000	5,160
Hongkong & Shanghai Banking Corp. Ltd. (The) (Hong Kong)
Series 3H, 1.50%, 10/27/2017(i)(j)	450,000	369
HSBC Bank plc (United Kingdom)
Series 2M, 1.69%, 9/29/2017(i)(j)	130,000	106
Royal Bank of Scotland Group plc (United Kingdom)
Series U, 7.64%, 9/30/2017(i)(j)	500,000	479
		6,114
Beverages - 0.3%
CEDC Finance Corp. International, Inc. (Poland)
10.00%, 12/31/2022(f)	950,708	894

Capital Markets - 2.1%
Sterling Capital Corp.
2.55%, 10/1/2037(d)(e)(i)	11,000,000	7,535

Chemicals - 0.0%
Momentive Performance Materials, Inc. Escrow
10.00%, 10/15/2020(d)(e)(k)	613,000	—

Commercial Services & Supplies - 0.4%
Corporate Risk Holdings LLC
9.50%, 7/1/2019(f)	1,358,000	1,443

Construction & Engineering - 0.2%
ABG Orphan Holdco Sarl (Spain)
14.00%, 2/28/2021(l)(m)	657,087	691

Energy Equipment & Services - 0.3%
FTS International, Inc.
8.75%, 6/15/2020(f)(i)	229,000	233
6.25%, 5/1/2022	913,000	792
Hornbeck Offshore Services, Inc.
5.88%, 4/1/2020	286,000	172
		1,197
Hotels, Restaurants & Leisure - 0.8%
Caesars Entertainment Operating Co., Inc.
11.25%, 6/1/2017(k)	673,995	856
9.13%, 2/15/2020(k)	1,481,237	1,925
		2,781
Independent Power and Renewable Electricity Producers - 0.5%
GenOn Energy, Inc.
9.50%, 10/15/2018(k)	1,237,000	819
9.88%, 10/15/2020(k)	1,687,000	1,122
		1,941
Insurance - 0.0%(c)
AssuredPartners, Inc.
7.00%, 8/15/2025(f)	99,000	100

Internet & Direct Marketing Retail - 0.2%
Netflix, Inc.
4.38%, 11/15/2026(f)	777,000	787

Investments	Principal Amount ($)	Value ($000)
Machinery - 0.0%(c)
Grinding Media, Inc.
7.38%, 12/15/2023(f)	95,000	102

Media - 0.7%
Cenveo Corp.
6.00%, 8/1/2019(a)(f)	2,774,000	2,379

Oil, Gas & Consumable Fuels - 0.8%
California Resources Corp.
8.00%, 12/15/2022(f)	165,000	105
Cobalt International Energy, Inc.
10.75%, 12/1/2021(b)(f)	1,664,000	1,635
7.75%, 12/1/2023(f)	861,000	560
Denbury Resources, Inc.
5.50%, 5/1/2022	712,000	385
EP Energy LLC
9.38%, 5/1/2020	119,000	101
		2,786
Software - 0.0%
Midstates Petroleum Co., Inc. Escrow
10.00%, 6/1/2020(d)(e)(k)	1,848,000	—

Technology Hardware, Storage & Peripherals - 0.3%
Everi Payments, Inc.
10.00%, 1/15/2022	930,000	1,017

TOTAL CORPORATE BONDS (Cost $30,193)		29,767

Investments	Principal Amount ($)	Value ($000)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.8%

BAMLL Commercial Mortgage Securities Trust
Series 2016-ASMZ, Class MZA, 10.48%, 12/15/2017(e)(f)(i)	5,000,000	5,004
Series 2013-DSNY, Class F, 4.73%, 9/15/2026(f)(i)	3,000,000	2,996
Series 2014-ICTS, Class E, 4.18%, 6/15/2028(a)(f)(i)	3,450,000	3,425
COMM Mortgage Trust
Series 2014-PAT, Class E, 4.37%, 8/13/2027(a)(f)(i)	4,800,000	4,822
CSMC Trust
Series 2015-DEAL, Class E, 5.23%, 4/15/2029(f)(i)	1,000,000	1,006
GS Mortgage Securities Trust
Series 2013-GC12, Class D, 4.45%, 6/10/2046(f)(i)	2,000,000	1,800
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-PHH, Class E, 4.53%, 8/15/2027(f)(i)	1,910,000	1,910
Series 2014-CBM, Class E, 5.08%, 10/15/2029(f)(i)	1,700,000	1,703
Series 2013-C10, Class D, 4.15%, 12/15/2047(i)	1,400,000	1,292

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited) (cont'd)

Investments	Principal Amount ($)	Value ($000)
Lone Star Portfolio Trust
Series 2015-LSP, Class E, 6.83%, 9/15/2028(f)(i)	1,109,189	1,129
Palisades Center Trust
Series 2016-PLSD, Class D, 4.74%, 4/13/2033(f)	1,000,000	1,009
Wells Fargo Commercial Mortgage Trust
Series 2014-TISH, Class WTS2, 4.48%, 2/15/2027(f)(i)	1,700,000	1,737
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $27,699)		27,833
Investments	Principal Amount ($)	Value ($000)

LOAN ASSIGNMENTS - 5.7%(i)

Auto Components - 0.0%(c)
Dragon Merger Sub LLC, 1st Lien Term Loan
5.31%, 7/13/2024	154,000	156

Commercial Services & Supplies - 0.1%
Harland Clarke Holdings Corp., Term Loan
6.80%, 2/9/2022	388,541	390

Diversified Telecommunication Services - 0.1%
Securus Holdings, Inc., Term Loan
8.94%, 4/30/2021	382,000	383

Food Products - 0.0%(c)
Del Monte Foods, Inc., 1st Lien Term Loan
4.43%, 2/18/2021	82,360	64

Health Care Providers & Services - 1.5%
21st Century Oncology, Inc., Term Loan
7.43%, 4/30/2022	3,315,638	3,125
Highland Acquisition Holdings LLC, Term Loan B
6.73%, 11/30/2022	1,035,191	1,038
Quorum Health Corp., Term Loan
7.98%, 4/29/2022	1,069,193	1,068
		5,231
Hotels, Restaurants & Leisure - 0.2%
McDonald’s Corp., 1st Lien Term Loan B
3.75%, 7/5/2024	581,000	581

Independent Power and Renewable Electricity Producers - 0.5%
Star West Generation LLC, Term Loan B
6.05%, 3/13/2020	2,027,815	1,784

Insurance - 0.7%
Asurion LLC, 2nd Lien Term Loan
8.73%, 3/3/2021	381,000	381
Asurion LLC, Term Loan B5
4.23%, 11/3/2023	97,000	98
Confie Seguros Holding II Co., 2nd Lien Term Loan
11.05%, 5/8/2019	1,218,000	1,195
Investments	Principal Amount ($)	Value ($000)
Confie Seguros Holding II Co., Term Loan B
6.73%, 4/19/2022	866,645	855
		2,529
Oil, Gas & Consumable Fuels - 0.1%
Southcross Energy Partners LP, Term Loan
5.55%, 8/4/2021	356,130	315

Pharmaceuticals - 0.4%
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan BF1
5.98%, 4/1/2022	1,320,530	1,345

Real Estate Management & Development - 0.1%
Lightstone Holdco LLC, Term Loan B
5.73%, 1/30/2024	198,167	197
Lightstone Holdco LLC, Term Loan C
5.73%, 1/30/2024	12,348	12
		209
Semiconductors & Semiconductor Equipment - 1.7%
SunEdison, Inc., 2nd Lien Term Loan
13.22%, 4/28/2018(e)	3,392,991	3,384
SunEdison, Inc., 2nd Lien Term Loan A2
0.00%, 7/2/2018(k)	998,607	97
SunEdison, Inc., Term Loan
8.73%, 4/21/2018	2,680,645	2,671
		6,152
Software - 0.0%(c)
Almonde, Inc. 2nd Lien Term Loan
8.46%, 6/13/2025	144,000	148

Thrifts & Mortgage Finance - 0.3%
Walter Investment Management Corp., Tranche B Term Loan
4.98%, 12/18/2020	1,000,000	916

TOTAL LOAN ASSIGNMENTS (Cost $21,118)		20,203
Investments	Principal Amount ($)	Value ($000)

ASSET-BACKED SECURITIES - 4.4%

Babson CLO Ltd.
Series 2013-IA, Class D, 4.81%, 4/20/2025(f)(i)	1,450,000	1,456
Catamaran CLO Ltd.
Series 2012-1A, Class E, 6.52%, 12/20/2023(f)(i)	1,000,000	1,001
Series 2013-1A, Class D, 5.07%, 1/27/2025(f)(i)	1,000,000	1,002
Series 2015-1A, Class D, 4.96%, 4/22/2027(f)(i)	1,000,000	993
CIFC Funding Ltd.
Series 2016-1A, Class D, 5.31%, 10/21/2028(f)(i)	1,000,000	1,010
CWABS Asset-Backed Certificates Trust
Series 2005-7, Class AF4, 4.87%, 10/25/2035(i)	213,193	216

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited) (cont'd)

Investments	Principal Amount ($)	Value ($000)
DT Auto Owner Trust
Series 2015-1A, Class D, 4.26%, 2/15/2022(f)	1,500,000	1,523
JP Morgan Mortgage Acquisition Trust
Series 2007-CH1, Class AF6, 4.99%, 11/25/2036(n)	241,911	242
KKR CLO Trust
Series 2012-1A, Class C, 5.75%, 12/15/2024(f)(i)	600,000	601
Madison Park Funding XIV Ltd.
Series 2014-14A, Class DR, 4.56%, 7/20/2026(f)(i)	1,000,000	1,000
Ocean Trails CLO V
Series 2014-5A, Class DR, 4.90%, 10/13/2026(f)(i)	1,000,000	1,001
Octagon Investment Partners XXII Ltd.
Series 2014-1A, Class E1, 6.56%, 11/25/2025(f)(i)	600,000	595
OFSI Fund V Ltd.
Series 2013-5A, Class B2L, 6.55%, 4/17/2025(f)(i)	1,000,000	1,002
OHA Loan Funding Ltd.
Series 2012-1A, Class DR, 5.46%, 1/23/2027(f)(i)	1,000,000	1,010
OZLM XI Ltd.
Series 2015-11A, Class D, 6.71%, 1/30/2027(f)(i)	1,200,000	1,200
OZLM XII Ltd.
Series 2015-12A, Class C, 5.01%, 4/30/2027(f)(i)	1,000,000	1,006
Sound Harbor Loan Fund Ltd.
Series 2014-1A, Class CR, 5.07%, 10/30/2026(f)(i)	1,000,000	1,001
TOTAL ASSET-BACKED SECURITIES (Cost $15,433)		15,859
Investments	Shares	Value ($000)

MASTER LIMITED PARTNERSHIPS - 2.2%

Energy Equipment & Services - 0.1%
USA Compression Partners LP	11,311	185

Oil, Gas & Consumable Fuels - 2.1%
Antero Midstream Partners LP	19,595	680
Boardwalk Pipeline Partners LP	38,215	640
Calumet Specialty Products Partners LP*	35,327	184
Enable Midstream Partners LP(a)	18,300	264
Energy Transfer Equity LP	16,568	293
Energy Transfer Partners LP(a)	26,669	552
EnLink Midstream Partners LP	1,975	33
Enterprise Products Partners LP	22,572	614
EQT Midstream Partners LP	96	7
MPLX LP(a)	10,425	379
NGL Energy Partners LP	34,018	434
Noble Midstream Partners LP	3,002	136
Plains All American Pipeline LP	17,836	470
Rice Midstream Partners LP	4,875	102
Shell Midstream Partners LP	21,149	604
Summit Midstream Partners LP(a)	22,282	508
Investments	Shares	Value ($000)
Valero Energy Partners LP	3,563	159
Western Gas Equity Partners LP(b)	13,367	565
Western Gas Partners LP	5,870	305
Western Refining Logistics LP(a)	11,717	300
Williams Partners LP(a)	10,603	439
		7,668
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $7,842)		7,853
Investments	Principal Amount ($)	Value ($000)

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.2%

Alternative Loan Trust
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	1,161,533	1,177
Chase Mortgage Finance Trust
Series 2007-A2, Class 3A2, 3.55%, 7/25/2037(i)	303,873	298
Citicorp Mortgage Securities Trust
Series 2006-3, Class 1A10, 6.25%, 6/25/2036	1,836,169	1,858
FNMA
Series 2016-C05, Class 2M2, 5.68%, 1/25/2029(i)	1,000,000	1,125
Series 2016-C06, Class 1M2, 5.48%, 4/25/2029(i)	1,000,000	1,123
MASTR Alternative Loan Trust
Series 2004-10, Class 4A1, 6.00%, 9/25/2019	56,796	58
Oaktown Re Ltd.
Series 2017-1A, Class M2, 5.23%, 4/25/2027(d)(f)(i)	1,000,000	1,000
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-S1, Class 1A11, 5.50%, 3/25/2034	110,745	108
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	491,994	500
Wells Fargo Mortgage Backed Securities Trust
Series 2007-14, Class 1A1, 6.00%, 10/25/2037(a)	461,099	455
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,614)		7,702
Investments	Principal Amount ($)	Value ($000)

CONVERTIBLE BONDS - 0.8%

Capital Markets - 0.0%(c)
Walter Investment Management Corp.
4.50%, 11/1/2019	295,000	103

Diversified Consumer Services - 0.3%
Ascent Capital Group, Inc.
4.00%, 7/15/2020	1,497,000	1,198

Internet Software & Services - 0.2%
Twitter, Inc.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited) (cont'd)

Investments	Principal Amount ($)	Value ($000)
0.25%, 9/15/2019	678,000	641

Media - 0.3%
DISH Network Corp.
2.38%, 3/15/2024(f)	378,000	403
3.38%, 8/15/2026(f)	522,000	649
		1,052
TOTAL CONVERTIBLE BONDS (Cost $2,939)		2,994
Investments	No. of Rights	Value ($000)

RIGHTS - 0.1%

Biotechnology - 0.0%(c)
Ambit Biosciences Corp. (Daiichi Sankyo Co. Ltd.), CVR*(d)(e)	70,000	42
Chelsea Therapeutics, Inc. Escrow (H Lundbeck A/S), CVR (Denmark)*(d)(e)	3,500	—
Durata Therapeutics, Inc. (Actavis plc), CVR*(d)(e)	40,000	—
Dyax Corp., CVR*(d)(e)	40,350	51
Tobira Therapeutics, Inc., CVR*(d)(e)	6,900	–(h)
		93
Food & Staples Retailing - 0.0%(c)
Safeway, Inc. (Casa Ley), CVR*(d)(e)	112,000	28
Safeway, Inc. (Property Development Centers), CVR*(d)(e)	112,000	—
		28
Health Care Providers & Services - 0.0%(c)
Community Health Systems, Inc., CVR*	19,082	–(h)

Media - 0.1%
Media General, Inc., CVR*(d)(e)	76,116	130

Pharmaceuticals - 0.0%
Omthera Pharmaceuticals, Inc. (AstraZeneca plc), CVR (United Kingdom)*(d)(e)	100	—

TOTAL RIGHTS (Cost $24)		251
Investments	Principal Amount ($)	Value ($000)

U.S. TREASURY OBLIGATION - 0.1%

U.S. Treasury Bond
3.00%, 2/15/2047 (Cost $193)	185,000	189

Investments	No. of Contracts	Value ($000)

OPTIONS PURCHASED - 0.0%(c)

Call Options - 0.0%(c)
Equity Real Estate Investment Trusts (REITs) - 0.0%(c)
Sabra Health Care REIT, Inc.
8/18/2017 @ 22.50	21	2

Exchange Traded Fund - 0.0%(c)
CBOE Volatility Index
8/16/2017 @ 12.00	287	17
Total Call Options		19

Put Options - 0.0%(c)
Exchange Traded Funds - 0.0%(c)
iShares Russell 2000 Index
9/29/2017 @ 130.00	736	62
Russell 2000 Index
9/15/2017 @ 1,360.00	24	24
S&P 500 Index
9/29/2017 @ 2,325.00	18	19
6/15/2018 @ 2,150.00	7	29
SPDR S&P 500 Fund Trust
9/15/2017 @ 215.00	166	4
9/15/2017 @ 245.00	61	14
Total Put Options		152
TOTAL OPTIONS PURCHASED (Cost $503)		171
Investments	Shares	Value ($000)

PREFERRED STOCK - 0.0%(c)

Thrifts & Mortgage Finance - 0.0%(c)
FNMA, Series S, 8.25%, 12/31/2020 (Cost $221)*(i)(j)	22,600	154

Investments	No. of Warrants	Value ($000)

WARRANTS - 0.0%(c)

Biotechnology - 0.0%
Novelion Therapeutics, Inc. (Canada)*(d)(e)	757,716	—

Capital Markets - 0.0%(c)
Acasta Enterprises, Inc., expiring 1/3/2022 (Canada)*(a)	219,049	141
Electrum Special Acquisition Corp., expiring 6/11/2021*(b)	3,600	1

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited) (cont'd)

Investments	No. of Warrants	Value ($000)
GP Investments Acquisition Corp., expiring 5/26/2022*(b)	8,214	6
		148

TOTAL WARRANTS (Cost $4)		148
Investments	Shares	Value ($000)

SHORT-TERM INVESTMENTS - 19.9%

INVESTMENT COMPANIES - 19.9%
Dreyfus Treasury Securities Cash Management Institutional Class, 0.88%(o)	462,303	462

Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class, 0.87%(a)(o)	70,360,454	70,361

Western Asset Institutional U.S. Treasury Reserves Ltd., 1.00%(a)(o)(p)	72,053	72

TOTAL INVESTMENT COMPANIES (Cost $70,895)		70,895

TOTAL LONG POSITIONS (Cost $337,573)(z)		347,009

Investments	Shares	Value ($000)

SHORT POSITIONS - (20.3)%(q)

COMMON STOCKS - (17.3)%

Air Freight & Logistics - (0.1)%
CH Robinson Worldwide, Inc.	(4,610)	(302)

Airlines - (0.2)%
Allegiant Travel Co.	(2,075)	(268)
Deutsche Lufthansa AG (Registered) (Germany)	(11,433)	(246)
Exchange Income Corp. (Canada)	(13,600)	(315)
		(829)
Auto Components - (0.4)%
Autoliv, Inc. (Sweden)	(3,659)	(397)
BorgWarner, Inc.	(10,580)	(494)
Tenneco, Inc.	(8,320)	(460)
		(1,351)
Automobiles - (0.3)%
Ford Motor Co.	(53,450)	(600)
Harley-Davidson, Inc.	(6,525)	(317)
		(917)
Banks - (0.7)%
Canadian Imperial Bank of Commerce (Canada)	(4,625)	(401)
Canadian Western Bank (Canada)	(16,725)	(376)
Columbia Banking System, Inc.	(13,504)	(538)
First Horizon National Corp.	(2,370)	(41)
National Bank of Canada (Canada)	(7,975)	(359)
PacWest Bancorp	(7,428)	(357)
Investments	Shares	Value ($000)
Wells Fargo & Co.	(8,000)	(432)
		(2,504)
Biotechnology - (0.4)%
AbbVie, Inc.	(4,649)	(325)
Amgen, Inc.	(2,034)	(355)
Gilead Sciences, Inc.	(4,767)	(363)
United Therapeutics Corp.*	(4,020)	(516)
		(1,559)
Capital Markets - (0.4)%
Deutsche Bank AG (Registered) (Germany)	(21,700)	(387)
Federated Investors, Inc., Class B	(13,100)	(378)
Franklin Resources, Inc.	(8,400)	(376)
T. Rowe Price Group, Inc.	(4,750)	(393)
		(1,534)
Chemicals - (0.5)%
Albemarle Corp.	(5,790)	(671)
Dow Chemical Co. (The)	(256)	(16)
Praxair, Inc.	(3,710)	(483)
Scotts Miracle-Gro Co. (The)	(5,260)	(505)
		(1,675)
Commercial Services & Supplies - (0.1)%
Stericycle, Inc.*	(4,450)	(343)

Construction & Engineering - (0.1)%
Badger Daylighting Ltd. (Canada)	(18,000)	(382)

Consumer Finance - (0.1)%
Credit Acceptance Corp.*	(1,265)	(315)

Distributors - (0.2)%
Genuine Parts Co.	(9,040)	(768)

Diversified Consumer Services - (0.1)%
H&R Block, Inc.	(8,230)	(251)

Diversified Telecommunication Services - (0.1)%
AT&T, Inc.	(4,626)	(180)
CenturyLink, Inc.	(15,171)	(353)
		(533)
Electric Utilities - (0.5)%
Duke Energy Corp.	(10,189)	(867)
Eversource Energy	(4,950)	(301)
Hawaiian Electric Industries, Inc.	(14,905)	(492)
Southern Co. (The)	(4,358)	(209)
Xcel Energy, Inc.	(1,480)	(70)
		(1,939)
Electrical Equipment - (0.3)%
Acuity Brands, Inc.	(3,485)	(707)
Regal Beloit Corp.	(3,650)	(304)
		(1,011)
Energy Equipment & Services - (0.1)%
Helmerich & Payne, Inc.	(955)	(48)
Keane Group, Inc.*	(6,558)	(101)
Patterson-UTI Energy, Inc.	(2,429)	(47)
ProPetro Holding Corp.*	(7,326)	(95)
RPC, Inc.	(6,617)	(137)
Superior Energy Services, Inc.*	(4,862)	(52)
		(480)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited) (cont'd)

Investments	Shares	Value ($000)
Equity Real Estate Investment Trusts (REITs) - (0.8)%
AvalonBay Communities, Inc.	(1,100)	(212)
CubeSmart	(25,985)	(641)
Equity Residential	(7,025)	(478)
Host Hotels & Resorts, Inc.	(20,595)	(384)
Park Hotels & Resorts, Inc.	(19,665)	(529)
Simon Property Group, Inc.	(3,480)	(552)
		(2,796)
Food & Staples Retailing - (0.4)%
Costco Wholesale Corp.	(3,915)	(621)
CVS Health Corp.	(5,224)	(417)
Walgreens Boots Alliance, Inc.	(4,030)	(325)
		(1,363)
Food Products - (0.6)%
B&G Foods, Inc.	(13,635)	(494)
General Mills, Inc.	(11,550)	(643)
Hormel Foods Corp.	(13,825)	(473)
McCormick & Co., Inc. (Non-Voting)	(4,260)	(406)
		(2,016)
Gas Utilities - 0.0%(c)
WGL Holdings, Inc.	(417)	(36)

Health Care Equipment & Supplies - (0.9)%
Abbott Laboratories	(6,973)	(343)
ABIOMED, Inc.*	(3,395)	(503)
Becton Dickinson and Co.	(4,298)	(865)
Danaher Corp.	(4,099)	(334)
Hologic, Inc.*	(6,701)	(296)
LivaNova plc*	(9,380)	(572)
Medtronic plc	(4,695)	(394)
		(3,307)
Health Care Providers & Services - (1.0)%
AmerisourceBergen Corp.	(3,719)	(349)
Anthem, Inc.	(1,777)	(331)
Cardinal Health, Inc.	(4,358)	(337)
DaVita, Inc.*	(4,998)	(324)
HCA Healthcare, Inc.*	(5,230)	(420)
LifePoint Health, Inc.*	(4,068)	(242)
McKesson Corp.	(2,324)	(376)
Patterson Cos., Inc.	(11,270)	(470)
Tenet Healthcare Corp.*	(12,784)	(222)
Universal Health Services, Inc., Class B	(3,370)	(373)
		(3,444)
Hotels, Restaurants & Leisure - (0.3)%
Dunkin' Brands Group, Inc.	(9,360)	(496)
Restaurant Brands International, Inc. (Canada)	(4,120)	(246)
Sonic Corp.	(14,925)	(353)
		(1,095)
Household Durables - (0.4)%
Leggett & Platt, Inc.	(12,485)	(602)
Lennar Corp., Class A	(5,438)	(285)
Whirlpool Corp.	(4,050)	(720)
		(1,607)
Household Products - (0.2)%
Church & Dwight Co., Inc.	(11,465)	(612)

Investments	Shares	Value ($000)
Internet & Direct Marketing Retail - (0.1)%
Liberty Interactive Corp. QVC Group*	(7,933)	(190)

Internet Software & Services - (0.4)%
Alibaba Group Holding Ltd., ADR (China)*	(10,308)	(1,597)

IT Services - (0.5)%
Alliance Data Systems Corp.	(1,750)	(423)
Automatic Data Processing, Inc.	(7,345)	(873)
iPayment Holdings, Inc.*(e)	(305,871)	(61)
Western Union Co. (The)	(21,100)	(417)
		(1,774)
Leisure Products - (0.1)%
Hasbro, Inc.	(5,010)	(531)

Life Sciences Tools & Services - (0.4)%
Bruker Corp.	(8,820)	(253)
INC Research Holdings, Inc., Class A*	(5,586)	(307)
PerkinElmer, Inc.	(5,259)	(346)
Thermo Fisher Scientific, Inc.	(2,034)	(357)
		(1,263)
Machinery - (0.2)%
PACCAR, Inc.	(3,750)	(257)
SKF AB, Class B (Sweden)	(24,240)	(482)
		(739)
Media - (0.5)%
EW Scripps Co. (The), Class A*	(27,429)	(539)
New Media Investment Group, Inc.	(25,353)	(353)
Omnicom Group, Inc.	(5,725)	(451)
SES SA, FDR (Luxembourg)	(15,027)	(353)
Sinclair Broadcast Group, Inc., Class A	(599)	(22)
Sirius XM Holdings, Inc.	(16,697)	(98)
		(1,816)
Multiline Retail - (0.9)%
Big Lots, Inc.	(7,535)	(374)
Canadian Tire Corp. Ltd., Class A (Canada)	(2,215)	(253)
Dillard's, Inc., Class A	(6,486)	(479)
JC Penney Co., Inc.*	(53,669)	(290)
Kohl's Corp.	(15,629)	(646)
Macy's, Inc.	(5,910)	(141)
Nordstrom, Inc.	(10,292)	(500)
Target Corp.	(6,545)	(371)
		(3,054)
Multi-Utilities - (0.6)%
CenterPoint Energy, Inc.	(1,599)	(45)
Consolidated Edison, Inc.	(13,689)	(1,134)
Dominion Energy, Inc.	(11,614)	(896)
Public Service Enterprise Group, Inc.	(2,105)	(95)
		(2,170)
Oil, Gas & Consumable Fuels - (0.3)%
EQT Corp.	(9,246)	(589)
Pembina Pipeline Corp. (Canada)	(7,263)	(248)
Tallgrass Energy GP LP	(6,285)	(163)
		(1,000)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited) (cont'd)

Investments	Shares	Value ($000)
Personal Products - (0.1)%
Herbalife Ltd.*	(4,825)	(321)

Pharmaceuticals - (1.1)%
Eli Lilly & Co.	(3,919)	(324)
GlaxoSmithKline plc, ADR (United Kingdom)	(7,788)	(316)
Johnson & Johnson	(2,615)	(347)
Mylan NV*	(17,579)	(685)
Novo Nordisk A/S, ADR (Denmark)	(7,605)	(322)
Pfizer, Inc.	(12,049)	(400)
Roche Holding AG (Switzerland)	(2,533)	(642)
Sanofi, ADR (France)	(6,721)	(318)
Teva Pharmaceutical Industries Ltd., ADR (Israel)	(12,437)	(400)
		(3,754)
Professional Services - (0.2)%
Nielsen Holdings plc	(7,400)	(318)
WageWorks, Inc.*	(7,300)	(476)
		(794)
Semiconductors & Semiconductor Equipment - (0.2)%
Intel Corp.	(13,970)	(496)
QUALCOMM, Inc.	(5,925)	(315)
		(811)
Software - (0.1)%
Aspen Technology, Inc.*	(8,735)	(497)

Specialty Retail - (1.2)%
AutoZone, Inc.*	(545)	(294)
Bed Bath & Beyond, Inc.	(3,984)	(119)
Best Buy Co., Inc.	(1,644)	(96)
CarMax, Inc.*	(5,425)	(359)
Children's Place, Inc. (The)	(4,835)	(511)
Dick's Sporting Goods, Inc.	(2,047)	(77)
Foot Locker, Inc.	(1,598)	(75)
Gap, Inc. (The)	(10,586)	(252)
GNC Holdings, Inc., Class A	(6,490)	(62)
L Brands, Inc.	(2,658)	(123)
Ross Stores, Inc.	(11,865)	(656)
Signet Jewelers Ltd.	(4,019)	(246)
Staples, Inc.	(8,044)	(82)
TJX Cos., Inc. (The)	(5,200)	(366)
Tractor Supply Co.	(8,810)	(494)
Ulta Beauty, Inc.*	(2,070)	(520)
		(4,332)
Technology Hardware, Storage & Peripherals - (0.1)%
NetApp, Inc.	(12,215)	(530)

Textiles, Apparel & Luxury Goods - (0.5)%
Carter's, Inc.	(5,725)	(496)
Fossil Group, Inc.*	(109,498)	(1,232)
G-III Apparel Group Ltd.*	(2,675)	(70)
		(1,798)
Thrifts & Mortgage Finance - (0.5)%
BofI Holding, Inc.*	(22,089)	(615)
Genworth MI Canada, Inc. (Canada)	(23,955)	(699)
Home Capital Group, Inc. (Canada)	(39,000)	(432)
		(1,746)
Investments	Shares	Value ($000)
Trading Companies & Distributors - (0.1)%
GATX Corp.	(3,795)	(235)

TOTAL COMMON STOCKS (Proceeds $(60,602))		(61,921)
Investments	Principal Amount ($)	Value ($000)

CORPORATE BONDS - (1.3)%

Air Freight & Logistics - 0.0%(c)
XPO Logistics, Inc.
6.50%, 6/15/2022(f)	(155,000)	(162)

Food Products - (0.3)%
Flowers Foods, Inc.
4.38%, 4/1/2022	(965,000)	(1,034)

Multiline Retail - (0.1)%
Macy's Retail Holdings, Inc.
4.50%, 12/15/2034	(406,000)	(351)

Oil, Gas & Consumable Fuels - (0.2)%
SM Energy Co.
6.50%, 1/1/2023	(268,000)	(270)
6.75%, 9/15/2026	(457,000)	(459)
		(729)
Pharmaceuticals - (0.2)%
Valeant Pharmaceuticals International, Inc.
6.75%, 8/15/2018(f)	(661,000)	(662)

Road & Rail - (0.4)%
Hertz Corp. (The)
6.75%, 4/15/2019	(1,349,000)	(1,349)

Specialty Retail - (0.1)%
Gap, Inc. (The)
5.95%, 4/12/2021	(226,000)	(246)

TOTAL CORPORATE BONDS (Proceeds $(4,445))		(4,533)
Investments	Shares	Value ($000)

EXCHANGE TRADED FUNDS - (0.9)%

Alerian MLP Fund	(93,711)	(1,125)
Energy Select Sector SPDR Fund	(5,036)	(335)
Health Care Select Sector SPDR Fund	(1,814)	(145)
iShares Russell 2000 Fund	(1,244)	(176)
iShares U.S. Real Estate Fund	(2,493)	(201)
SPDR S&P MidCap 400 Fund Trust	(825)	(264)
SPDR S&P Oil & Gas Equipment & Services Fund	(8,678)	(133)
SPDR S&P500 Fund Trust	(1,290)	(318)
Utilities Select Sector SPDR Fund	(11,349)	(604)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited) (cont'd)

Investments	Shares	Value ($000)
VanEck Vectors Oil Services Fund	(1,914)	(48)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $(3,190))		(3,349)
Investments	Shares	Value ($000)

MASTER LIMITED PARTNERSHIPS - (0.6)%

Gas Utilities - 0.0%(c)
Ferrellgas Partners LP	(12,447)	(56)

Oil, Gas & Consumable Fuels - (0.6)%
Crestwood Equity Partners LP	(894)	(22)
DCP Midstream LP	(4,437)	(151)
Golar LNG Partners LP (United Kingdom)	(5,313)	(120)
Holly Energy Partners LP	(4,489)	(162)
Magellan Midstream Partners LP	(7,405)	(516)
NuStar Energy LP	(815)	(35)
Phillips 66 Partners LP	(6,307)	(317)
Spectra Energy Partners LP	(9,650)	(436)
TC PipeLines LP	(4,638)	(266)
		(2,025)
TOTAL MASTER LIMITED PARTNERSHIPS (Proceeds $(2,262))		(2,081)
Investments	Shares	Value ($000)

EXCHANGE TRADED NOTE - (0.2)%

JPMorgan Alerian MLP Index ETN (Proceeds$(542))	(17,861)	(536)

Investments	Shares	Value ($000)

PREFERRED STOCK - 0.0%(c)

IT Services - 0.0%(c)
iPayment Holdings, Inc. (Proceeds$(283))*(e)	(1,868)	(131)

TOTAL SHORT POSITIONS (Proceeds $(71,324))		(72,551)

Total Investments - 76.9% (Cost $266,249)		274,458
Other Assets Less Liabilities - 23.1%(r)(s)		82,501
Net assets - 100.0%		356,959

*	Non-income producing security.
(a)
All or a portion of this security is segregated in connection with obligations for futures, swaps, options written, and/or forward foreign currency contracts with a total value of approximately $159,236,000.

(b)	All or a portion of this security is pledged with the custodian for securities sold short and/or options written.
(c)	Represents less than 0.05% of net assets.
(d)
Security fair valued as of July 31, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2017 amounted to approximately $14,011,000, which represents 3.9% of net assets of the Fund.

(e)	Illiquid security.
(f)
Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2017, these securities amounted to approximately $57,794,000 of long positions and $(824,000) of short positions, which represents 16.2% and (0.2%), respectively, of net assets of the Fund. Securities denoted with “(f)” but without “(e)” have been deemed by the investment manager to be liquid.

(g)	Issuer filed for bankruptcy.
(h)	Amount less than one thousand.
(i)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2017 and changes periodically.
(j)	Perpetual security. The rate reflected was the rate in effect on July 31, 2017. The maturity date reflects the next call date.
(k)	Defaulted security.
(l)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. At July 31, 2017, the total value of these securities amounted to approximately $691,000 which represents 0.2% of net assets of the Fund.

(m)	Payment in-kind security.
(n)
Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger.  The interest rate shown was the current rate as of July 31, 2017.

(o)	Represents 7-day effective yield as of July 31, 2017.
(p)	All or a portion represents positions held by Neuberger Berman Cayman ARMM Fund I Ltd., a wholly-owned subsidiary of the Fund (the “Subsidiary”) (See Notes to Consolidated Schedule of Investments).
(q)	At July 31, 2017 the Fund had approximately $44,036,000 deposited in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.
(r)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2017.
(s)	As of July 31, 2017, the value of unfunded loan commitments was $3,202,000 (See Notes to Consolidated Schedule of Investments).

Abbreviations
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligations
CVR	Contingent Value Rights
FDR	Fiduciary Depositary Receipt
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
SPDR	Standard & Poor's Depositary Receipt

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited) (cont’d)

Derivative Instruments

Futures contracts (“futures”)

At July 31, 2017, open positions in futures for the Fund were as follows:
Expiration	Open Contracts	Position	Unrealized Appreciation/ (Depreciation)
9/18/2017	1 USD/Norwegian Krone Cross Rate	Long	$(5,992)
9/18/2017	1 USD/Swedish Krona Cross Rate	Long	(6,523)
9/7/2017	2 Euro—Bund	Short	907
9/15/2017	28 S&P 500 E-Mini Index	Short	(42,326)
9/15/2017	215 The EURO STOXX 50 Index	Short	309,123
9/18/2017	4 Australian Dollar	Short	(15,129)
9/18/2017	6 British Pound	Short	(15,238)
9/18/2017	86 Euro Fx Future with American Style Options	Short	(421,658)
9/18/2017	168 Japanese Yen	Short	192,815
9/18/2017	1 New Zealand Dollar	Short	(2,109)
9/18/2017	1 Polish Zloty	Short	(4,657)
9/18/2017	2 Swiss Franc	Short	969
9/19/2017	1 Canadian Dollar	Short	(4,428)
9/27/2017	3 Long Gilt	Short	1,143

Total futures			$(13,103)

At July 31, 2017, the notional value of futures for the Fund was $199,788 for long positions and $(46,320,881) for short positions. The Fund had $1,412,068 deposited in segregated accounts to cover margin requirements on open futures.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited) (cont’d)

Forward foreign currency contracts ("forward contracts")
At July 31, 2017, open forward contracts for the Fund were as follows:
Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
600,000	Euro	$685,666	JPMorgan Chase Bank, NA	8/11/2017	$24,958
700,000	Euro	793,450	JPMorgan Chase Bank, NA	9/15/2017	37,260
2,100,000	Hong Kong Dollar	269,124	JPMorgan Chase Bank, NA	8/11/2017	(200)
500,000	Mexican Peso	28,202	JPMorgan Chase Bank, NA	8/11/2017	(158)
4,229	Pound Sterling	5,522	JPMorgan Chase Bank, NA	9/29/2017	69
13,112	Pound Sterling	17,135	JPMorgan Chase Bank, NA	9/29/2017	200
500,000	Swedish Krona	59,967	JPMorgan Chase Bank, NA	8/11/2017	1,994
175,000	Swiss Franc	182,714	JPMorgan Chase Bank, NA	9/15/2017	(1,202)

	Total forward contracts to receive				$62,921

Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
1,374	Canadian Dollar	$1,100	JPMorgan Chase Bank, NA	9/29/2017	$(3)
47,208	Canadian Dollar	37,432	JPMorgan Chase Bank, NA	9/29/2017	(464)
61,100	Canadian Dollar	47,052	JPMorgan Chase Bank, NA	9/29/2017	(1,995)
4,816,104	Euro	5,498,146	JPMorgan Chase Bank, NA	8/11/2017	(205,920)
12,562	Euro	14,570	JPMorgan Chase Bank, NA	9/29/2017	(348)
10,535	Euro	12,312	JPMorgan Chase Bank, NA	9/29/2017	(199)
12,955	Euro	14,865	JPMorgan Chase Bank, NA	9/29/2017	(520)
366,282	Euro	421,074	JPMorgan Chase Bank, NA	9/29/2017	(13,915)
16,917,560	Hong Kong Dollar	2,167,731	JPMorgan Chase Bank, NA	8/11/2017	1,285
5,670,168	Mexican Peso	318,142	JPMorgan Chase Bank, NA	8/11/2017	118
320,000	Pound Sterling	417,757	JPMorgan Chase Bank, NA	8/11/2017	(4,578)
3,713,902	Pound Sterling	4,804,972	JPMorgan Chase Bank, NA	8/11/2017	(96,624)
6,335,973	Swedish Krona	757,866	JPMorgan Chase Bank, NA	8/11/2017	(27,300)
5,602,240	Swedish Krona	665,529	JPMorgan Chase Bank, NA	9/29/2017	(30,663)
1,124,581	Swiss Franc	1,167,735	JPMorgan Chase Bank, NA	8/11/2017	4,046
65,815	Turkish Lira	18,294	JPMorgan Chase Bank, NA	8/11/2017	(355)

	Total forward contracts to deliver				$(377,435)

At July 31, 2017, the Fund had cash collateral of $815,569 deposited in a segregated account for JPMorgan Chase Bank, NA.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited) (cont’d)

Credit default swap contracts (“credit default swaps”)

            At July 31, 2017, the Fund had outstanding over-the-counter (“OTC”) credit default swaps as follows:

OTC Credit Default Swaps—Buy Protection

Swap Counterparty	Reference Entity	Notional Amount	Contract Annual Fixed Rate*	Termination Date	Unamortized Upfront Payments (Received)/ Paid	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Total Fair Value
JPMorgan Chase Bank, NA	Assured Guaranty Municipal Corp., 0.00%, 12/31/2099	$2,000,000	5.00%	12/20/2021	$(260,519)	$(63,457)	$(11,666)	$(335,642)
JPMorgan Chase Bank, NA	Gap, Inc. (The), 5.95%, 4/12/2021	2,000,000	1.00	12/20/2021	202,933	(126,006)	(2,334)	74,593
JPMorgan Chase Bank, NA	Goodyear Tire & Rubber Co. (The), 7.00%, 3/15/2028	1,000,000	5.00	12/20/2021	(124,455)	(31,052)	(5,833)	(161,340)
JPMorgan Chase Bank, NA	Hertz Corp. (The), 5.88%, 10/15/2020	1,000,000	5.00	6/20/2020	75,219	(13,367)	(5,833)	56,019
JPMorgan Chase Bank, NA	Hertz Corp. (The), 5.88%, 10/15/2020	1,000,000	5.00	6/20/2022	190,351	(5,124)	(5,833)	179,394
JPMorgan Chase Bank, NA	International Lease Finance Corp., 8.25%, 12/15/2020	1,000,000	5.00	12/20/2021	(130,392)	(42,834)	(5,833)	(179,059)
JPMorgan Chase Bank, NA	JC Penney Co., Inc., 6.38%, 10/15/2036	1,000,000	5.00	12/20/2021	25,242	32,737	(5,833)	52,146
JPMorgan Chase Bank, NA	Kohl's Corp., 4.00%, 11/01/2021	1,000,000	1.00	12/20/2021	55,957	(21,977)	(1,167)	32,813
JPMorgan Chase Bank, NA	Nordstrom, Inc., 6.95%, 3/15/2028	1,000,000	1.00	12/20/2021	24,227	40,624	(1,167)	63,684
JPMorgan Chase Bank, NA	Staples, Inc., 2.75%, 1/12/2018	2,000,000	1.00	12/20/2021	112,955	59,934	(2,334)	170,555

Total credit default swaps					$171,518	$(170,522)	$(47,833)	$(46,837)

*	The contract annual fixed rate represents the annual fixed rate of interest paid by the Fund (as a buyer of protection) on the notional amount of the OTC credit default swaps.

        At July 31, 2017, the Fund had outstanding centrally cleared credit default swaps as follows:

Centrally Cleared Credit Default Swaps—Buy Protection

Clearinghouse	Reference Entity	Notional Amount(a)	Contract Annual Fixed Rate*	Termination Date	Unamortized Upfront Payments (Received)/ Paid	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Total Fair Value
ICE Clear Credit	iTraxx Europe Crossover Index	EUR 4,000,000	5.00%	12/20/2021	$(295,013)	$(278,282)	$(27,622)	$(600,917)
Total centrally cleared credit default swaps					$(295,013)	$(278,282)	$(27,622)	$(600,917)

(a)	Notional amount is stated in the currency in which it is denominated.

EUR Euro

*	The contract annual fixed rate represents the annual fixed rate of interest paid by the Fund (as a buyer of protection) on the notional amount of the centrally cleared credit default swaps.

At July 31, 2017, the Fund had $108,389 deposited in segregated accounts to cover margin requirements on centrally cleared swaps.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited) (cont’d)
Equity swap contracts (“equity swaps”)

        At July 31, 2017, the Fund had outstanding equity swaps* as follows:

Counterparty	Description	Expiration Date(s)	Value

JPMorgan Chase Bank, NA	The Fund receives the total return on long positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions. The Fund pays the total return on short positions and receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.	9/26/2017-7/27/2018	$165,998

*	The following table represents the individual long and short positions and related values of the equity swaps with JPMorgan Chase Bank, NA as of July 31, 2017.

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation/ (Depreciation)

Long Positions

Canada
Athabasca Oil Corp.	29,503	$39,266	$(14,655)

France
Sartorius Stedim Biotech	334	24,810	(999)
Zodiac Aerospace	15,751	461,062	(10,760)
			(11,759)
Germany
STADA Arzneimittel AG	8,391	632,234	21,375

Isle of Man
Paysafe Group plc	2,350	17,955	338

Italy
Buzzi Unicem SpA	25,670	307,807	58,977

Netherlands
Akzo Nobel NV	565	52,366	(1,253)

Spain
Abertis Infraestructuras SA	9,547	184,914	3,712

United Kingdom
Berendsen plc	34,089	530,310	43,147
Booker Group plc	174,363	460,041	(17,186)
British American Tobacco plc	8,363	460,543	62,311
Cape plc	14,300	49,907	(663)
Jimmy Choo plc	14,200	42,772	39
Kennedy Wilson Europe Real Estate plc	24,800	360,625	13,377
Novae Group plc	1,300	12,104	(3)
Punch Taverns plc	41,094	95,151	1,088
Sky plc	118,830	1,549,145	(36,176)
Worldpay Group plc	41,587	209,260	(6,241)
			59,693
United States
Safeway, Inc.	429,292	–(d)	107,323(b)(c)
Safeway, Inc.	429,292	–(d)	–(b)(c)(d)
			107,323

Total Long Positions of Equity Swaps			223,751

Short Positions
France
Elis SA	(12,163)	(275,922)	(18,313)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited) (cont’d)

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation/ (Depreciation)

Germany
Sartorius AG (Preference)	(243)	(24,199)	1,200

Italy
Buzzi Unicem SpA	(13,472)	(295,928)	(45,362)

United Kingdom
British American Tobacco plc	(8,363)	$(546,695)	$26,601
Tesco plc	(150,127)	(374,474)	29,423
			56,024
United States
Kennedy-Wilson Holdings, Inc.	(9,558)	(183,734)	(8,382)
Vantiv, Inc.	(2,388)	(156,503)	4,746
			(3,636)

Total Short Positions of Equity Swaps			(10,087)

Total Long and Short Positions of Equity Swaps			213,664

Financing Costs and Other Receivables/(Payables)			(47,666)

Equity Swaps, at value - JPMorgan Chase Bank, NA			$165,998

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited) (cont’d)

Counterparty	Description	Expiration Date(s)	Value

Morgan Stanley Capital Services LLC	The Fund receives the total return on long positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions. The Fund pays the total return on short positions and receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.	9/15/2017- 7/18/2018	$1,319,239
* The following table represents the individual long and short positions and related values of the equity swaps with Morgan Stanley Capital Services LLC as of July 31, 2017.

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation/ (Depreciation)

Long Positions

Brazil
Hypermarcas SA	26,463	$166,675	$70,855

Canada
Tembec, Inc.	10,975	37,724	2,242

France
Amundi SA	8,292	457,085	183,904
BNP Paribas SA	9,132	550,084	158,758
Danone SA	19,370	1,446,303	364
Iliad SA	4,199	1,091,861	(49,738)
JCDecaux SA	3,589	154,430	(26,737)
Publicis Groupe SA	9,131	654,679	36,142
Remy Cointreau SA	2,359	195,204	76,431
			379,124
Germany
STADA Arzneimittel AG	1,908	147,698	923

Ireland
Ryanair Holdings plc	75,461	1,308,814	278,147

Jordan
Hikma Pharmaceuticals plc	1,440	43,949	(17,122)

Luxembourg
Eurofins Scientific SE	1,098	428,215	183,216

South Africa
Aspen Pharmacare Holdings Ltd.	10,218	197,597	16,599

South Korea
NAVER Corp.	407	220,396	71,656

Switzerland
Idorsia Ltd.	939	87	17,490
LafargeHolcim Ltd. (Registered)	15,459	711,138	213,732
Nestle SA (Registered)	18,210	1,291,112	247,496
			478,718
Turkey
Migros Ticaret A/S	39,160	235,380	95,761

United Kingdom
Admiral Group plc	3,056	77,555	5,828
Barclays plc	47,721	95,130	32,685
Burberry Group plc	1,264	22,718	5,816
Croda International plc	3,368	139,056	25,407
ITV plc	138,467	313,707	2,352
Pets at Home Group plc	15,218	57,122	(24,495)
RSA Insurance Group plc	14,130	89,069	32,578
Smith & Nephew plc	59,747	939,404	101,155
Smiths Group plc	607	8,631	3,662
Sports Direct International plc	164,470	703,221	119,433

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited) (cont’d)

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation/ (Depreciation)

Worldpay Group plc	14,487	72,932	(2,209)
			302,212

Total Long Positions of Equity Swaps			1,862,331

Short Positions

France
Air France-KLM	(38,391)	$(340,047)	$(179,643)
Electricite de France SA	(16,893)	(202,237)	30,815
Kering	(1,549)	(313,409)	(228,451)
Lagardere SCA	(17,739)	(555,731)	(27,003)
LVMH Moet Hennessy Louis Vuitton SE	(6,737)	(1,404,629)	(291,709)
Orange SA	(33,570)	(624,149)	59,044
			(636,947)
Germany
adidas AG	(3,175)	(599,367)	(126,036)
Deutsche Lufthansa AG (Registered)	(21,596)	(365,014)	(99,636)
Deutsche Telekom AG (Registered)	(32,761)	(637,918)	38,922
			(186,750)
Italy
Eni SpA	(29,831)	(501,269)	29,121

Netherlands
Koninklijke Ahold Delhaize NV	(29,607)	(734,869)	128,701

Spain
Industria de Diseno Textil SA	(22,457)	(810,632)	(82,345)

Switzerland
Givaudan SA (Registered)	(286)	(555,959)	(13,409)
Roche Holding AG	(836)	(230,092)	18,358
			4,949
United Kingdom
Bunzl plc	(19,096)	(482,329)	(94,138)
GlaxoSmithKline plc	(17,855)	(322,677)	(34,107)
Marks & Spencer Group plc	(405,782)	(2,084,782)	359,759
Unilever NV	(12,598)	(697,980)	(37,257)
WPP plc	(28,424)	(591,944)	12,154
			206,411
United States
Merck & Co., Inc.	(3,610)	(191,939)	(38,668)
Pfizer, Inc.	(6,191)	(196,616)	(8,677)
Vantiv, Inc.	(724)	(46,076)	66
			(47,279)

Total Short Positions of Equity Swaps			(584,139)

Total Long and Short Positions of Equity Swaps			1,278,192

Financing Costs and Other Receivables/(Payables)			41,047

Equity Swaps, at value - Morgan Stanley Capital Services LLC			$1,319,239

Total Equity Swaps, at value			$1,485,237

(a) Notional value represents the value (including any fees or commissions) of the long and short positions when they were established.
(b) Illiquid security.
(c) Security fair valued as of July 31, 2017 in accordance with procedures approved by the Board of Trustees.
(d) Amount less than one dollar.

At July 31, 2017, the Fund had cash collateral of $2,254,431 and $4,090,000 deposited in a segregated account for JPMorgan Chase Bank, NA and Morgan Stanley Capital Services LLC, respectively.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited) (cont’d)

Written option contracts ("options written")
At July 31, 2017, the Fund had outstanding options written as follows:
Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
Depomed, Inc., Call	12	$12	8/18/2017	$—(a)
Hewlett Packard Enterprise Co., Call	9	18	9/15/2017	(450)
iShares Russell 2000 Fund, Put	736	115	9/29/2017	(16,928)
Pandora Media, Inc., Call	69	10	8/4/2017	(1,035)
Spectranetics Corp. (The), Call	6	40	8/18/2017	—(a)
Spectranetics Corp. (The), Call	41	39	10/20/2017	—(a)
Whole Foods Market, Inc., Call	19	42	8/18/2017	(76)
Whole Foods Market, Inc., Call	4	43	8/18/2017	(10)
Whole Foods Market, Inc., Call	6	45	1/18/2019	(201)
Total options written (Premium received $52,026)				$(18,700)

(a) Security fair valued as of July 31, 2017 in accordance with procedures approved by the Board of Trustees.

The following is a summary, categorized by Level (see Notes to Consolidated Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2017:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3*	Total
Investments:
Common Stocks
Airlines	$—	$—	$17	$17
Capital Markets	2,231	—	—(b)	2,231
Media	12,328	—	1	12,329
Oil, Gas & Consumable Fuels	7,096	—	47	7,143
Other Common Stocks(a)	141,270	—	—	141,270
Total Common Stocks	162,925	—	65	162,990
Corporate Bonds
Banks	—	954	5,160	6,114
Capital Markets	—	—	7,535	7,535
Chemicals	—	—	—(b)	—(b)
Software	—	—	—(b)	—(b)
Other Corporate Bonds(a)	—	16,118	—	16,118
Total Corporate Bonds	—	17,072	12,695	29,767
Commercial Mortgage-Backed Securities	—	27,833	—	27,833
Loan Assignments
Auto Components	—	—	156	156
Diversified Telecommunication Services	—	—	383	383
Semiconductors & Semiconductor Equipment	—	2,768	3,384	6,152
Other Loan Assignments(a)	—	13,512	—	13,512
Total Loan Assignments	—	16,280	3,923	20,203
Asset-Backed Securities	—	15,859	—	15,859
Master Limited Partnerships(a)	7,853	—	—	7,853
Collateralized Mortgage Obligations	—	6,702	1,000	7,702
Convertible Bonds(a)	—	2,994	—	2,994

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited) (cont’d)

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3*	Total
Rights
Biotechnology	$—	$—	$93	$93
Food & Staples Retailing	—	—	28	28
Media	—	—	130	130
Pharmaceuticals	—	—	—(b)	—(b)
Other Rights(a)	—(b)	—	—	—(b)
Total Rights	—(b)	—	251	251
U.S. Treasury Obligation	—	189	—	189
Options Purchased(a)	171	—	—	171
Preferred Stock(a)	154	—	—	154
Warrants
Biotechnology	—	—	—(b)	—(b)
Other Warrants(a)	148	—	—	148
Total Warrants	148	—	—	148
Short-Term Investments	—	70,895	—	70,895
Total Long Positions	$171,251	$157,824	$17,934	$347,009

(a) The Consolidated Schedule of Investments provides information on the industry categorization for the portfolio. (b) Amount less than one thousand.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited) (cont’d)

*	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance as of 11/1/2016	Accrued discounts/ (premiums)	Realized gain/(loss) and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2017
Investments in Securities:
Common Stocks(a)
Airlines	$10	$—	$7	$—	$—	$—	$—	$17	$7
Capital Markets	—(c)	—	—	—	—	—	—	—(c)	—
Media	1	—	—	—	—	—	—	1	—
Oil, Gas & Consumable Fuels	—	—	5	42	—	—	—	47	5
Corporate Bonds(b)
Banks	12,087	105	2,499	—	(9,531)	—	—	5,160	982
Capital Markets	7,402	94	2,109	—	(2,070)	—	—	7,535	2,228
Chemicals	—	—	—(c)	—	—	—(c)	—	—(c)	—(c)
Software	—	—	—	—	—	—	—	—(c)	—
Loan Assignments(b)
Auto Components	—	—	3	153	—	—	—	156	3
Diversified Telecommunication Services	—	1	3	379	—	—	—	383	3
Health Care Equipment & Supplies	522	—(c)	2	—	(524)	—	—	—	—
Independent Power and Renewable Electricity Producers	636	(10)	(108)	1,078	(1,596)	—	—	—	—
Professional Services	1,989	(8)	(12)	—	(1,969)	—	—	—	—
Semiconductors & Semiconductor Equipment	—	(2)	171	3,769	(554)	—	—	3,384	(41)
Collateralized Mortgage Obligations(b)	—	—	—	1,000	—	—	—	1,000	—
Rights(a)
Biotechnology	96	—	91	—	(94)	—	—	93	—(c)
Food & Staples Retailing	30	—	—	—	(2)	—	—	28	(2)
Media	—	—	106	24	—	—	—	130	107
Pharmaceuticals	—(c)	—	—	—	—	—	—	—(c)	—
Wireless Telecommunication Services	189	—	15	—	(204)	—	—	—	—
Warrants(a)
Biotechnology	—	—	—	—	—	—	—	—(c)	—
Insurance	—(c)	—	—	—	—	—	—	—	—
Total	$22,962	$180	$4,891	$6,445	$(16,544)	$—(c)	$—	$17,934	$3,292

(a)
As of the period ended July 31, 2017, these investments did not have a material impact on the Fund's net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

(b)
As of the period ended July 31, 2017, these securities are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(c)	Amount less than one thousand.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited) (cont’d)

As of the period ended July 31, 2017, one security was transferred from one level (as of October 31, 2016) to another. Based on beginning of period market values as of November 1, 2016, $61 was transferred from Level 2 to Level 3. The corporate bond that transferred in or out of Level 3 was primarily due to the pricing methodology being based on methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of this security (Level 3) or a single broker quote (Level 3).

The following is a summary, categorized by Level (see Notes to Consolidated Schedule of Investments), of inputs used to value the Fund's short investments as of July 31, 2017:

Liability Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3*	Total
Investments:
Common Stocks Sold Short
IT Services	$(1,713)	$—	$(61)	$(1,774)
Other Common Stocks Sold Short(a)	(60,147)	—	—	(60,147)
Total Common Stocks Sold Short	(61,860)	—	(61)	(61,921)
Corporate Bonds Sold Short(a)	—	(4,533)	—	(4,533)
Exchange Traded Funds Sold Short	(3,349)	—	—	(3,349)
Master Limited Partnerships Sold Short(a)	(2,081)	—	—	(2,081)
Exchange Traded Note Sold Short	(536)	—	—	(536)
Preferred Stock Sold Short (a)	—	—	(131)	(131)
Total Short Positions	$(67,826)	$(4,533)	$(192)	$(72,551)

(a)  The Consolidated Schedule of Investments provides information on the industry categorization for the portfolio.

*	The following is a reconciliation between the beginning and ending balances of short investments in which unobservable inputs (Level 3) were used in determining value:
(000’s omitted)	Beginning balance as of 11/1/2016	Accrued discounts/ (premiums)	Realized gain/(loss) and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2017
Investments in Securities:
Common Stocks Sold Short(a)
IT Services	$(27)	$—	$(54)	$—	$20	$—	$—	$(61)	$(55)
Preferred Stock Sold Short(a)
IT Services	—	—	152	(283)	—	—	—	(131)	152
Total	$(27)	$—	$98	$(283)	$20	$—	$—	$(192)	$97

(a)
As of the period ended July 31, 2017, these securities are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund (Unaudited) (cont’d)
The following is a summary, categorized by Level (see Notes to Consolidated Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2017:

Other Financial Instruments
(000’s omitted)	Level 1	Level 2	Level 3*	Total
Forward contracts(a)
Assets	$—	$70	$—	$70
Liabilities	—	(385)	—	(385)
Futures(a)
(000’s omitted)	Level 1	Level 2	Level 3*	Total
Assets	$505	$—	$—	$505
Liabilities	(518)	—	—	(518)
Swaps(a)
Assets	—	3,596	107	3,703
Liabilities	—	(2,866)	—	(2,866)
Options written
Liabilities	(19)	—	—(b)	(19)
Total	$(32)	$415	$107	$490

(a)
Forward contracts and futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument. Swaps are reported at the cumulative unrealized appreciation/(depreciation), with the exception of credit default swaps, which are reported in the table at value.

(b)	Amount less than one thousand.

*	The following is a reconciliation between the beginning and ending balances of derivative investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance as of 11/1/2016	Accrued discounts/ (premiums)	Realized gain/(loss) and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2017
Investments in Securities:
Equity swaps(a)
Brazil	$(1,124)	$—	$1,124	$—	$—	$—	$—	$—	$—
United States	116		(9)	—	—	—	—	107	(9)
Options written(b)
United States	(1)	—	3	(2)	—(c)	—	—	—(c)	2
Total	$(1,009)	$—	$1,118	$(2)	$—(c)	$—	$—	$107	$(7)

(a)
As of the period ended July 31, 2017, these securities are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(b)
As of the period ended July 31, 2017, these investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

(c)	Amount less than one thousand.

See Notes to Consolidated Schedule of Investments

July 31, 2017
Notes to Consolidated Schedule of Investments (Unaudited)

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Absolute Return Multi-Manager Fund (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments (long and short positions) in equity securities, preferred stocks, exchange traded funds, exchange traded notes, exchange traded options purchased and options written, master limited partnerships, rights and warrants, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Fund’s investments for long and short positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid or offer quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. As of July 31, 2017, the value of unfunded loan commitments was $3,202,000 pursuant to the following loan agreement.
(000’s omitted) Borrower	Principal Amount	Value
GenOn Energy Inc., Term Loan 0.00%, 12/31/2100(a)(b)	$3,202	$3,202

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Notes to Consolidated Schedule of Investments (cont’d)

(a)  Illiquid security.
(b)  Security fair valued as of July 31, 2017 in accordance with procedures approved by the Board of Trustees.

The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of equity swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated London Interbank Offered Rate (“LIBOR”) or Federal Funds floating rate (generally Level 2 or Level 3 inputs).

The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the Fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m. Eastern Time on days the New York Stock Exchange (“NYSE”) is open for business. The Board has approved the use of Interactive Data Pricing and Reference Data, LLC (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of Interactive to evaluate the prices of foreign debt securities as of the time as of which the Fund’s share price is calculated. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which the Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which the Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

(z)At July 31, 2017 the cost of investments for U.S. Federal income tax basis was $337,573,730. Gross unrealized appreciation of investments was $18,911,016 and gross unrealized depreciation of investments was $9,475,100, resulting in net unrealized appreciation of $9,435,916 based on cost for U.S. Federal income tax purposes.

The Fund invests in commodity-related instruments through the Subsidiary, which is organized under the laws of the Cayman Islands. The Fund is and expects to be the sole shareholder of the Subsidiary. The Subsidiary is governed by its own Board of Directors. As of July 31, 2017, the Subsidiary held investments valued at $72,053 which represents 0.02% of the Fund’s net assets.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Schedule of Investments Global Allocation Fund
(Unaudited) July 31, 2017

Number of Shares		Value† (000's omitted)
Common Stocks 25.2%

Australia 0.5%
454	Abacus Property Group	$1
380	AGL Energy Ltd.	7	(a)
489	Aristocrat Leisure Ltd.	8	(a)
104	Australia & New Zealand Banking Group Ltd.	3	(a)
204	CIMIC Group Ltd.	7	(a)
430	Coca-Cola Amatil Ltd.	3
414	Crown Resorts Ltd.	4
403	Dexus	3	(a)
945	Goodman Group	6	(a)
1,568	GPT Group	6	(a)
2,297	Investa Office Fund	8	(a)
665	LendLease Group	9	(a)
11,772	Mirvac Group	20	(a)
1,180	Stockland	4
119	Wesfarmers Ltd.	4	(a)
370	Woolworths Ltd.	8	(a)
		101
Austria 0.2%
142	EVN AG	2	(a)
554	OMV AG	32	(a)
		34
Belgium 0.2%
262	Bekaert NV	13	(a)
58	Colruyt SA	3
32	D'ieteren SA	2
140	Galapagos NV	11	*
32	Groupe Bruxelles Lambert SA	3
152	Proximus SADP	5
		37
Bermuda 0.1%
123	RenaissanceRe Holdings Ltd.	18	(b)

Canada 0.6%
372	Air Canada	6	*
40	Alimentation Couche-Tard, Inc. Class B	2	(a)
119	Bank of Montreal	9	(a)
197	Bank of Nova Scotia	12	(a)
108	Canadian Apartment Properties REIT	3
105	Canadian Imperial Bank of Commerce	9
119	Canadian Tire Corp. Ltd. Class A	14	(a)
456	Dream Global Real Estate Investment Trust	4	(a)
1,186	Enerflex Ltd.	16	(a)
213	George Weston Ltd.	19	(a)
31	Granite Real Estate Investment Trust	1
80	Loblaw Cos. Ltd.	4
79	Metro, Inc.	3	(a)
98	National Bank of Canada	4	(a)
Number of Shares		Value† (000's omitted)
141	Rogers Communications, Inc. Class B	$7
183	Royal Bank of Canada	14	(a)
53	Shaw Communications, Inc. Class B	1
57	TELUS Corp.	2
40	Toronto-Dominion Bank	2	(a)
		132
China 0.0%(c)
1,500	BOC Hong Kong Holdings Ltd.	7

Denmark 0.1%
70	Danske Bank A/S	3	(a)
173	Schouw & Co. AB	19	(a)
		22
Finland 0.2%
2,952	Outokumpu OYJ	25	(a)
130	Sanoma OYJ	1
540	Stora Enso OYJ, R Shares	7	(a)
244	UPM-Kymmene OYJ	7	(a)
		40
France 0.3%
15	BNP Paribas SA	1	(a)
150	Cie Generale des Etablissements Michelin	20	(a)
246	CNP Assurances	6	(a)
40	Fonciere Des Regions	4
922	Peugeot SA	20	(a)
42	Sanofi	4
270	TOTAL SA	14	(a)
		69
Georgia 0.0%(c)
47	BGEO Group PLC	2

Germany 0.6%
8	Allianz SE	2
106	Aurubis AG	9
19	BASF SE	2
27	Bayer AG	3
185	Bayerische Motoren Werke AG, Preference Shares	15	(a)
103	Covestro AG	8	(a)(d)
102	Daimler AG	7
396	Deutsche Telekom AG	7
61	Henkel AG & Co. KGaA	8	(a)
135	HOCHTIEF AG	24	(a)
46	MAN SE	5	(a)
742	METRO AG	8	(a)
742	Metro Wholesale & Food Specialist AG	15	*
27	Siemens AG	4
35	Volkswagen AG	6	(a)
107	Volkswagen AG, Preference Shares	17	(a)
45	Wacker Neuson SE	1
		141

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited)(cont'd)

Number of Shares		Value† (000's omitted)
Hong Kong 0.3%
2,000	CLP Holdings Ltd.	$21
1,000	Great Eagle Holdings Ltd.	6	(a)
5,500	HK Electric Investments & HK Electric Investments Ltd.	5	(d)
900	Hongkong Land Holdings Ltd.	7
100	Jardine Matheson Holdings Ltd.	6
500	MTR Corp. Ltd.	3
10,000	WH Group Ltd.	10	(a)(d)
		58
Ireland 0.1%
127	Ryanair Holdings PLC ADR	14	*(b)

Israel 0.0%(c)
88	Check Point Software Technologies Ltd.	9	*(a)

Italy 0.4%
1,249	Ascopiave SpA	5
891	Autogrill SpA	11
310	Brembo SpA	5
3,221	Enel SpA	18
1,464	Eni SpA	23
111	Ferrari NV	12
113	GEDI Gruppo Editoriale SpA	0	*(e)
180	Italmobiliare SpA	5
		79
Japan 1.5%
200	Bandai Namco Holdings, Inc.	7	(a)
100	Bridgestone Corp.	4	(a)
1,100	EDION Corp.	10	(a)
800	Hazama Ando Corp.	6	(a)
1,100	Hitachi Metals Ltd.	15
700	Idemitsu Kosan Co. Ltd.	17	(a)
1,900	ITOCHU Corp.	30	(a)
1,300	JXTG Holdings, Inc.	6	(a)
1,000	Kajima Corp.	9	(a)
300	Kansai Electric Power Co., Inc.	4	(a)
700	Kirin Holdings Co. Ltd.	15
200	Lion Corp.	4
2,100	Marubeni Corp.	14	(a)
300	Medipal Holdings Corp.	6
300	Mitsubishi Corp.	7	(a)
100	Mitsubishi Shokuhin Co. Ltd.	3
300	Mitsubishi Tanabe Pharma Corp.	7	(a)
200	Modec, Inc.	5
1,000	NEC Corp.	3	(a)
1,000	Nippo Corp.	20
100	Nippon Steel & Sumitomo Metal Corp.	2
300	Nippon Telegraph & Telephone Corp.	15	(a)
200	Nissan Motor Co. Ltd.	2	(a)
300	NTT DOCOMO, Inc.	7
700	Obayashi Corp.	8	(a)
3,000	Sanyo Special Steel Co. Ltd.	18
1,000	Showa Sangyo Co. Ltd.	5	(a)
2,700	Sojitz Corp.	7	(a)
2,000	Sumitomo Corp.	27	(a)
300	Sumitomo Rubber Industries Ltd.	5	(a)
1,000	Toppan Printing Co. Ltd.	11
100	Toyota Motor Corp.	6	(a)
600	TS Tech Co. Ltd.	18
Number of Shares		Value† (000's omitted)
300	Yodogawa Steel Works Ltd.	$8
		331
Netherlands 0.2%
259	AerCap Holdings NV	13	*(a)
60	ASML Holding NV	9	(a)
105	EXOR NV	6
72	NXP Semiconductors NV	8	*
156	Royal Dutch Shell PLC, A Shares	4	(a)
138	Royal Dutch Shell PLC, B Shares	4
		44
Norway 0.0%(c)
311	Subsea 7 SA	5	(a)

Portugal 0.0%(c)
433	Jeronimo Martins SGPS SA	9	(a)

Singapore 0.1%
800	Oversea-Chinese Banking Corp. Ltd.	7	(a)
2,200	Wilmar International Ltd.	5	(a)
		12
Spain 0.1%
447	Banco Santander SA	3
1,677	Repsol SA	28	(a)
		31
Sweden 0.2%
539	ICA Gruppen AB	21
137	L E Lundbergforetagen AB, B Shares	11	(a)
120	Sandvik AB	2
		34
Switzerland 0.6%
62	ABB Ltd.	1
37	Actelion Ltd.	10	*
62	Baloise Holding AG	10
226	BKW AG	13	(a)
6	Flughafen Zuerich AG	2
60	Idorsia Ltd.	1	*
3	Intershop Holding AG	1
107	Lonza Group AG	25	*(a)
179	Oriflame Holding AG	7	*
21	Pargesa Holding SA	2
46	Roche Holding AG	12	(a)
77	Swiss Life Holding AG	28	*(a)
276	Swiss Re AG	27	(a)
		139
United Kingdom 1.5%
1,914	3i Group PLC	24	(a)
3,549	Amec Foster Wheeler PLC	21	(a)
124	Aon PLC	17	(b)
19	AstraZeneca PLC	1
1,395	Barratt Developments PLC	11	(a)
650	BP PLC	4	(a)
397	British American Tobacco PLC ADR	25	(a)
715	Crest Nicholson Holdings PLC	5
4,012	EI Group PLC	8	*
1,620	Evraz PLC	5	*(a)
12,795	Ferrexpo PLC	40	(a)
2,335	Fiat Chrysler Automobiles NV	28	*(a)
10,120	Firstgroup PLC	15	*

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited)(cont'd)

Number of Shares		Value† (000's omitted)
1,648	GKN PLC	$7
316	GlaxoSmithKline PLC	6	(a)
3,329	Glencore PLC	15	*(a)
114	Grafton Group PLC	1
1,165	HSBC Holdings PLC	12	(a)
1,098	J Sainsbury PLC	4	(a)
2,990	JD Sports Fashion PLC	14	(a)
1,942	John Laing Group PLC	8	(a)(d)
1,445	OneSavings Bank PLC	8
212	Royal Dutch Shell PLC ADR Class B	12	(b)
843	Segro PLC	6
448	Taylor Wimpey PLC	1
252	Unilever NV	15	(a)
8,284	WM Morrison Supermarkets PLC	26	(a)
		339
United States 17.4%
63	3M Co.	13	(a)
307	Aaron's, Inc.	14	(b)
98	AbbVie, Inc.	7	(a)
243	Activision Blizzard, Inc.	15	(a)
270	Adobe Systems, Inc.	40	*(a)
158	Aetna, Inc.	24	(b)
344	Aflac, Inc.	27	(a)
373	Agilent Technologies, Inc.	22	(a)
707	AGNC Investment Corp.	15	(a)
52	Albemarle Corp.	6	(a)
14	Alleghany Corp.	9	*(a)
34	Allergan PLC	9	(a)
22	Alphabet, Inc. Class A	21	*(a)
57	Alphabet, Inc. Class C	53	*(b)
15	Amazon.com, Inc.	15	*(a)
81	American Financial Group, Inc.	8	(a)
31	American International Group, Inc.	2	(a)
126	American Tower Corp.	17	(b)
227	Amgen, Inc.	40	(a)(b)
881	Amkor Technology, Inc.	9	*(a)
32	Amphenol Corp. Class A	2
2,109	Annaly Capital Management, Inc.	25	(a)
40	Anthem, Inc.	7	(a)
682	Apple, Inc.	101	(b)
415	Applied Materials, Inc.	18	(a)
127	Arrow Electronics, Inc.	10	*(a)
109	Ashland Global Holdings, Inc.	7	(b)
129	Assurant, Inc.	14	(a)
705	AT&T, Inc.	28	(a)
208	Avangrid, Inc.	9
141	Avis Budget Group, Inc.	4	*(a)
262	Avnet, Inc.	10	(a)
1,058	AVX Corp.	19	(a)
366	Baker Hughes a GE Co.	14	(a)
1,486	Bank of America Corp.	36	(a)
765	BankUnited, Inc.	26	(a)
357	Baxter International, Inc.	22	(a)
87	BB&T Corp.	4	(a)
86	Berkshire Hathaway, Inc. Class B	15	*(a)
29	Best Buy Co., Inc.	2	(a)
23	Bio-Rad Laboratories, Inc. Class A	5	*(a)
42	Biogen, Inc.	12	*(a)
394	Bloomin' Brands, Inc.	7	(a)
535	Blucora, Inc.	12	*(a)
20	Boeing Co.	5
55	Bristol-Myers Squibb Co.	3	(a)
Number of Shares		Value† (000's omitted)
111	Burlington Stores, Inc.	$10	*(a)
1,064	Cabot Oil & Gas Corp.	26	(a)(b)
32	CalAtlantic Group, Inc.	1
268	Carnival Corp.	18	(a)
171	Carnival PLC	12	(a)
342	CBS Corp. Class B	23	(b)
339	CDW Corp.	22	(a)
174	Celgene Corp.	24	*(b)
166	Centene Corp.	13	*(a)
274	CenterPoint Energy, Inc.	8	(a)
61	CenturyLink, Inc.	1	(a)
34	Charter Communications, Inc. Class A	13	*(a)
380	Chemours Co.	18	(a)
118	Chubb Ltd.	17	(b)
1,836	Cisco Systems, Inc.	58	(a)(b)
709	Citigroup, Inc.	49	(a)
35	Citrix Systems, Inc.	3	*
100	CME Group, Inc.	12	(a)
550	CNA Financial Corp.	29	(a)
30	Cognex Corp.	3
619	Comcast Corp. Class A	25	(b)
252	Comerica, Inc.	18	(a)
502	Conagra Brands, Inc.	17	(b)
694	Corcept Therapeutics, Inc.	9	*(a)
959	Corning, Inc.	28	(b)
118	Costco Wholesale Corp.	19	(a)
232	CSX Corp.	11	(b)
106	CVS Health Corp.	9	(a)
455	Danaher Corp.	37	(b)
35	Darden Restaurants, Inc.	3
109	DaVita, Inc.	7	*(a)
67	Deckers Outdoor Corp.	4	*(a)
161	Delta Air Lines, Inc.	8	(a)
293	DENTSPLY SIRONA, Inc.	18	(a)
134	Devon Energy Corp.	4	(a)
135	DISH Network Corp. Class A	9	*(a)
19	DXC Technology Co.	2	(b)
485	Eaton Corp. PLC	38	(a)(b)
511	eBay, Inc.	18	*(a)
14	Eli Lilly & Co.	1
252	Entegris, Inc.	7	*
181	EOG Resources, Inc.	17	(a)
735	Equity Commonwealth	23	*(a)
39	Everest Re Group Ltd.	10	(a)
551	Exelixis, Inc.	15	*(a)
429	Exelon Corp.	16	(b)
148	Exterran Corp.	4	*
129	Exxon Mobil Corp.	10	(a)
194	Facebook, Inc. Class A	33	*(a)
62	Fair Isaac Corp.	9	(a)
58	FedEx Corp.	12	(a)
13	Fidelity National Information Services, Inc.	1	(a)
218	Fresh Del Monte Produce, Inc.	11	(a)
163	General Dynamics Corp.	32	(a)(b)
671	General Electric Co.	17	(b)
146	General Motors Co.	5	(a)
76	Gentex Corp.	1	(a)
112	Gilead Sciences, Inc.	9	(a)
84	Goldman Sachs Group, Inc.	19	(a)
185	Goodyear Tire & Rubber Co.	6	(a)
30	Graham Holdings Co. Class B	18	(a)
107	Haemonetics Corp.	4	*(a)
230	Harris Corp.	26	(b)
See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited)(cont'd)

Number of Shares		Value† (000's omitted)
23	Hartford Financial Services Group, Inc.	$1	(a)
152	HCA Healthcare, Inc.	12	*(a)
1,500	Hewlett Packard Enterprise Co.	26	(b)
75	Honeywell International, Inc.	10	(a)
1,150	HP, Inc.	22	(a)
573	Huntsman Corp.	15	(a)
585	IHS Markit Ltd.	27	*(a)
33	Illinois Tool Works, Inc.	5	(a)
27	Incyte Corp.	4	*(a)
72	Ingersoll-Rand PLC	6	(a)
124	Ingredion, Inc.	15	(a)
293	Intel Corp.	10	(a)
383	Intercontinental Exchange, Inc.	26	(b)
86	InterDigital, Inc.	6	(a)
220	International Game Technology PLC	4	(a)
189	International Speedway Corp. Class A	7	(a)
90	Intuit, Inc.	12	(a)
57	J.M. Smucker Co.	7	(a)
763	Jabil, Inc.	23	(a)
118	Jacobs Engineering Group, Inc.	6	(a)
769	JetBlue Airways Corp.	17	*(a)
571	Johnson & Johnson	76	(b)
1,270	JPMorgan Chase & Co.	117	(a)(b)
239	Kroger Co.	6	(a)
64	L3 Technologies, Inc.	11	(a)
156	Laboratory Corp. of America Holdings	25	*(a)
15	Lam Research Corp.	2	(a)
29	Lear Corp.	4	(a)
177	Leidos Holdings, Inc.	9	(a)
262	Lennar Corp. Class A	14	(a)
205	Leucadia National Corp.	5
692	Liberty Media Corp-Liberty SiriusXM Class C	32	*(b)
191	Lincoln National Corp.	14	(b)
442	Loews Corp.	22	(a)
143	MasterCard, Inc. Class A	18	(a)
503	McDermott International, Inc.	3	*(a)
51	McDonald's Corp.	8	(a)
798	MDU Resources Group, Inc.	21	(b)
298	Medtronic PLC	25	(a)(b)
287	Merck & Co., Inc.	18	(a)
146	Mercury Systems, Inc.	6	*(a)
2	Mettler-Toledo International, Inc.	1	*(a)
1,023	Microsoft Corp.	74	(b)
112	Mohawk Industries, Inc.	28	*(b)
304	Motorola Solutions, Inc.	28	(a)
80	National Fuel Gas Co.	5	(a)
31	National HealthCare Corp.	2
173	NetScout Systems, Inc.	6	*(a)
239	NeuStar, Inc. Class A	8	*(a)
931	New Residential Investment Corp.	16	(a)
311	Newell Brands, Inc.	16	(a)
331	Newmont Mining Corp.	12	(a)
105	Nexstar Media Group, Inc. Class A	7	(a)
183	NIKE, Inc. Class B	11	(a)
17	Northrop Grumman Corp.	5	(a)
88	NuVasive, Inc.	6	*(a)
1,628	Office Depot, Inc.	10	(a)
Number of Shares		Value† (000's omitted)
34	OGE Energy Corp.	$1
343	ON Semiconductor Corp.	5	*(a)
360	Oracle Corp.	18	(a)
139	Orbital ATK, Inc.	14	(a)
309	Ormat Technologies, Inc.	18	(b)
56	Oshkosh Corp.	4	(b)
404	Owens Corning	27	(a)
31	Parker-Hannifin Corp.	5
60	PepsiCo, Inc.	7	(a)
402	PerkinElmer, Inc.	27	(a)
868	Pfizer, Inc.	29	(a)
85	Philip Morris International, Inc.	10
47	Phillips 66	4	(a)
204	Photronics, Inc.	2	*
188	Pinnacle Foods, Inc.	11	(a)
46	Pioneer Natural Resources Co.	8	(a)
389	PNC Financial Services Group, Inc.	50	(b)
71	Pool Corp.	8	(a)
39	PRA Health Sciences, Inc.	3	*(a)
5	Priceline Group, Inc.	10	*(a)
491	Procter & Gamble Co.	45	(a)
265	Prudential Financial, Inc.	30	(a)
69	PS Business Parks, Inc.	9	(a)
219	Quad/Graphics, Inc.	5	(a)
21	QUALCOMM, Inc.	1
511	Quanta Services, Inc.	17	*(b)
246	Quest Diagnostics, Inc.	27	(a)
747	Regions Financial Corp.	11	(a)
190	Reinsurance Group of America, Inc.	27	(a)
36	Reliance Steel & Aluminum Co.	3	(a)
218	Republic Services, Inc.	14	(a)
108	RH	7	*(a)
48	Roper Technologies, Inc.	11	(a)
177	Sanmina Corp.	6	*(a)
221	Schlumberger Ltd.	15	(a)
234	Sealed Air Corp.	10	(a)
191	Sensient Technologies Corp.	14	(a)
326	Service Corp. International	11	(a)
80	Stanley Black & Decker, Inc.	11	(a)
123	Starbucks Corp.	7	(a)
260	Starwood Waypoint Homes	9	(a)
450	Steel Dynamics, Inc.	16	(a)
37	Stryker Corp.	5
481	SunTrust Banks, Inc.	28	(b)
216	Symantec Corp.	7	(a)
55	Sysco Corp.	3	(a)
671	T-Mobile US, Inc.	41	*(b)
41	Telephone & Data Systems, Inc.	1	(a)
704	Teradyne, Inc.	24	(b)
59	Texas Capital Bancshares, Inc.	5	*(a)
284	Texas Instruments, Inc.	23	(a)
67	Thermo Fisher Scientific, Inc.	12	(a)
62	Thomson Reuters Corp.	3	(a)
194	Time Warner, Inc.	20	(b)
68	TJX Cos., Inc.	5	(a)
195	Toro Co.	14	(a)
182	TransUnion	8	*(a)
43	Trinseo SA	3	(a)
141	Tyson Foods, Inc. Class A	9	(a)
279	U.S. Bancorp	15	(a)
22	United Technologies Corp.	3

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited)(cont'd)

Number of Shares		Value† (000's omitted)

285	UnitedHealth Group, Inc.	$55	(a)
214	Uniti Group, Inc.	6	(a)
237	Unum Group	12	(a)
52	Valmont Industries, Inc.	8	(a)
297	Valvoline, Inc.	7
115	Vantiv, Inc. Class A	7	*(a)
218	Veeco Instruments, Inc.	7	*
263	Verizon Communications, Inc.	13	(a)
777	Vishay Intertechnology, Inc.	14	(a)
44	VMware, Inc. Class A	4	*(a)
86	WageWorks, Inc.	6	*(a)
356	Wal-Mart Stores, Inc.	29	(b)
138	Walgreens Boots Alliance, Inc.	11	(a)
114	Waste Management, Inc.	9	(a)
24	Waters Corp.	4	*
361	Wells Fargo & Co.	20	(a)
84	West Pharmaceutical Services, Inc.	7	(b)
178	Western Digital Corp.	15	(a)
678	Weyerhaeuser Co.	22	(b)
64	Whirlpool Corp.	11	(a)
785	Whole Foods Market, Inc.	33	(b)
201	Williams Cos., Inc.	6	(a)
197	Wright Medical Group NV	5	*(a)
457	Xerox Corp.	14	(a)
112	Zimmer Biomet Holdings, Inc.	14	(b)
		3,800
Total Common Stocks (Cost $4,785)		5,507

Principal Amount(f) (000's omitted)

U.S. Treasury Obligations 8.8%
$ 100	U.S. Treasury Bill, 1.14%, due 5/24/18	99	(g)(h)
	U.S. Treasury Bonds
170	5.50%, due 8/15/28	222	(a)
95	3.88%, due 8/15/40	112	(a)
	U.S. Treasury Inflation-Indexed Bonds
293	2.00%, due 1/15/26	330	(i)
158	3.88%, due 4/15/29	215	(i)
	U.S. Treasury Notes
580	0.75%, due 1/31/18	579	(a)
150	2.63%, due 4/30/18	152	(a)
50	2.13%, due 12/31/21	51
107	2.75%, due 2/15/24	112	(a)
55	1.63%, due 2/15/26	52	(a)

Total U.S. Treasury Obligations (Cost $1,924)		1,924

U.S. Government Agency Security 0.6%
100	Federal Home Loan Bank, 5.50%, due 7/15/36	135	(a)

Mortgage-Backed Securities 7.3%

Collateralized Mortgage Obligations 1.0%
	Fannie Mae Connecticut Avenue Securities
130	Ser. 2017-C02, Class 2M2, 4.88%, due 9/25/29	140	(a)(j)
25	Ser. 2017-C03, Class 1M2, 4.23%, due 10/25/29	26	(a)(j)
17	Ser. 2017-C04, Class 2M2, 4.08%, due 11/25/29	18	(a)(j)
Principal Amount(f) (000's omitted)	Value† (000's omitted)

$ 25	Ser. 2017-C05, Class 1M2, 3.42%, due 1/25/30	$25	(a)(j)
		209
Fannie Mae 3.3%
	Pass-Through Certificates
75	3.00%, TBA, 15 Year Maturity	77	(k)
180	3.50%, TBA, 30 Year Maturity	185	(k)
375	4.00%, TBA, 30 Year Maturity	395	(k)
$50	4.50%, TBA, 30 Year Maturity	54	(k)
		711
Freddie Mac 2.9%
	Pass-Through Certificates
110	3.00%, TBA, 15 Year Maturity	113	(k)
215	3.50%, TBA, 30 Year Maturity	222	(k)
290	4.00%, TBA, 30 Year Maturity	305	(k)
		640
Ginnie Mae 0.1%
30	4.00%, TBA, 30 Year Maturity	32	(k)

Total Mortgage-Backed Securities (Cost $1,574)		1,592

Corporate Bonds 6.3%

Brazil 0.1%
30	Vale Overseas Ltd., 6.25%, due 8/10/26	33	(a)

Canada 0.2%
35	Canadian Natural Resources Ltd., 2.95%, due 1/15/23	35	(a)

Mexico 0.2%
40	Petroleos Mexicanos, 6.50%, due 3/13/27	44	(a)(d)(l)

Spain 0.1%
20	Telefonica Emisiones SAU, 4.10%, due 3/8/27	21	(a)

Switzerland 0.3%
25	Glencore Funding LLC, 4.00%, due 3/27/27	25	(a)(d)
30	UBS Group Funding Switzerland AG, 4.25%, due 3/23/28	32	(a)(d)
		57
United Kingdom 0.2%
40	Barclays PLC, 4.34%, due 1/10/28	42	(a)

United States 5.2%
20	Abbott Laboratories, 4.90%, due 11/30/46	22	(a)
15	AbbVie, Inc., 4.45%, due 5/14/46	16	(a)
20	Activision Blizzard, Inc., 4.50%, due 6/15/47	20	(a)
15	Apache Corp., 4.75%, due 4/15/43	15	(a)
	Apple, Inc.
35	2.30%, due 5/11/22	35	(a)
15	4.65%, due 2/23/46	17	(a)
	AT&T, Inc.
25	3.90%, due 8/14/27	25	(m)
35	4.75%, due 5/15/46	34	(a)
60	5.45%, due 3/1/47	64	(a)
25	Bank of America Corp., Ser. L, 3.95%, due 4/21/25	26	(a)
40	Capital One N.A., 2.35%, due 1/31/20	40	(a)

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited)(cont'd)

Principal Amount(f) (000's omitted)	Value† (000's omitted)

	Charter Communications Operating LLC/Charter Communications Operating Capital
$ 40	4.91%, due 7/23/25	$43	(a)
40	6.48%, due 10/23/45	47	(a)
	Dell Int'l LLC/EMC Corp.
30	4.42%, due 6/15/21	32	(a)(d)
40	5.45%, due 6/15/23	44	(a)(d)
15	6.02%, due 6/15/26	17	(a)(d)
15	Delta Air Lines, Inc., 3.63%, due 3/15/22	15	(a)
25	Discover Financial Services, 4.10%, due 2/9/27	25	(a)
20	Energy Transfer L.P., 6.50%, due 2/1/42	23	(a)
20	ERAC USA Finance LLC, 4.20%, due 11/1/46	19	(a)(d)
20	General Motors Co., 6.25%, due 10/2/43	23	(a)
	General Motors Financial Co., Inc.
20	3.20%, due 7/6/21	20	(a)
25	4.00%, due 10/6/26	25	(a)
	Goldman Sachs Group, Inc.
40	3.69%, due 6/5/28	40	(a)(j)
20	5.15%, due 5/22/45	23	(a)
35	Hess Corp., 4.30%, due 4/1/27	35	(a)
20	Hewlett Packard Enterprise Co., 4.90%, due 10/15/25	21	(a)
40	HP, Inc., 4.65%, due 12/9/21	43	(a)
30	JPMorgan Chase & Co., 3.54%, due 5/1/28	30	(a)(j)
30	Kinder Morgan, Inc., 5.55%, due 6/1/45	32	(a)
20	Microsoft Corp., 4.50%, due 2/6/57	22	(a)
55	Morgan Stanley, 3.59%, due 7/22/28	55	(a)(j)
15	MPLX LP, 4.13%, due 3/1/27	15	(a)
30	Noble Energy, Inc., 5.25%, due 11/15/43	32	(a)
20	Reynolds American, Inc., 4.45%, due 6/12/25	22	(a)
35	SunTrust Banks, Inc., Ser. G, 5.05%, due 12/31/99	35	(a)(j)
	Verizon Communications, Inc.
20	4.13%, due 8/15/46	18	(a)
25	4.67%, due 3/15/55	23	(a)
	Viacom, Inc.
35	4.38%, due 3/15/43	31	(a)
20	5.88%, due 2/28/57	20	(a)(j)
		1,144
Total Corporate Bonds (Cost $1,347)		1,376

Asset-Backed Securities 2.0%
9	Ally Auto Receivables Trust, Ser. 2017-3, Class A2, 1.53%, due 3/16/20	9
100	Bear Stearns Asset Backed Securities Trust, Ser. 2006-SD2, Class M2 , 2.03%, due 6/25/36	92	(a)(j)
	Capital One Multi-Asset Execution Trust
20	Ser. 2015-A1, Class A1, 1.39%, due 1/15/21	20	(a)
Principal Amount(f) (000's omitted)	Value† (000's omitted)

$ 10	Ser. 2016-A1, Class A1, 1.68%, due 2/15/22	$10	(a)(j)
100	Carrington Mortgage Loan Trust, Ser. 2006-OPT1, Class M1, 1.58%, due 2/25/36	91	(a)(j)
100	Citibank Credit Card Issuance Trust, Ser. 2017-A3, Class A3, 1.92%, due 4/7/22	101	(a)
80	JP Morgan Mortgage Acquisition Corp., Ser. 2005-OPT2, Class M3, 1.71%, due 12/25/35	74	(a)(j)
30	Toyota Auto Receivables Owner Trust, Ser. 2017-B, Class A2A, 1.46%, due 1/15/20	30	(a)

Total Asset-Backed Securities (Cost $426)		427

Foreign Government Security 0.3%
ZAR 1,320	South Africa Government Bond, Ser. R214, 6.50%, due 2/28/41(Cost $82)	70	(a)

Number of Shares

Exchange Traded Funds 2.4%
1,500	iShares iBoxx $ High Yield Corporate Bond ETF	133	(a)
17,000	PowerShares Senior Loan Portfolio	396	(a)

Total Exchange Traded Funds (Cost $527)		529

Investment Companies 53.1%
55,903	Neuberger Berman Emerging Markets Debt Fund Institutional Class	508	(a)(n)
68,215	Neuberger Berman Emerging Markets Equity Fund Class R6	1,327	(a)(n)
43,066	Neuberger Berman Floating Rate Income Fund Institutional Class	429	(a)(n)
23,898	Neuberger Berman Genesis Fund Class R6	1,432	(a)(n)
131,867	Neuberger Berman High Income Bond Fund Class R6	1,166	(a)(n)
310,556	Neuberger Berman International Select Fund Class R6	3,838	*(a)(n)
81,925	Neuberger Berman Long Short Credit Fund Class R6	790	(a)(n)
160,566	Neuberger Berman Risk Balanced Commodity Strategy Fund Institutional Class	983	*(a)(n)
100,130	Neuberger Berman U.S. Equity Index PutWrite Strategy Fund Class R6	1,116	(a)(n)

Total Investment Companies (Cost $10,856)		11,589

Short-Term Investment 1.0%

Investment Company 1.0%
219,999	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.94% (Cost $220)	220	(a)(o)
See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited)(cont'd)

Total Investments 107.0% (Cost $21,876)	23,369	##

Liabilities Less Other Assets (7.0)%	(1,531)	(p)

Net Assets 100.0%	$21,838

*	Non-income producing security.
(a)
All or a portion of this security is segregated in connection with obligations for to be announced securities, options written, futures, forward foreign currency contracts and/or when-issued securities with a total value of approximately $18,660,000.

(b)	All or a portion of the security is pledged as collateral for options written of the Fund.
(c)	Represents less than 0.05% of net assets.
(d)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2017, these securities amounted to approximately $244,000, which represents 1.1% of net assets for the Fund. Securities denoted with (d) but without (l) have been deemed by the investment manager to be liquid.

(e)	Amount less than one thousand.
(f)	Principal amount is stated in the currency in which the security is denominated. ZAR = South African Rand
(g)	Rate shown was the discount rate at the date of purchase.
(h)	All or a portion of the security is pledged as collateral for futures.
(i)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(j)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2017 and changes periodically.
(k)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at July 31, 2017 amounted to approximately $1,383,000, which represents 6.3% of net assets of the Fund.

(l)	Illiquid security.
(m)	When-issued security. Total value of all such securities at July 31, 2017 amounted to approximately $25,000, which represents 0.1% of net assets of the Fund.
(n)	Affiliated company as defined under the Investment Company Act of 1940 (see Note § below).
(o)	Represents 7-day effective yield as of July 31, 2017.
(p)	Includes the impact of the Fund's open positions in derivatives at July 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited)(cont'd)

Derivative Instruments
Futures contracts ("futures")

At July 31, 2017, open positions in futures for the Fund were as follows:
Expiration	Open Contracts	Position	Unrealized Appreciation/ (Depreciation)
8/31/2017	1 Brazilian Real	Long	$406
9/7/2017	2 Euro-BTP	Long	3,097
9/7/2017	1 Nikkei 225 (Cme)	Long	(944)
9/7/2017	1 Topix Index	Long	(98)
9/15/2017	4 FTSE 100 Index	Long	(325)
9/15/2017	13 Mini MSCI Emerging Markets Index	Long	13,105
9/15/2017	5 Mini MSCI EAFE Index	Long	12,615
9/15/2017	1 S&P 500 E-Mini Index	Long	2,372
9/18/2017	3 Mexican Peso	Long	1,509
9/20/2017	1 Canadian 10 Year Bond	Long	(6,604)
9/20/2017	11 U.S. Treasury Note, 10 Year	Long	4,757
9/7/2017	7 Euro-Bund	Short	(208)
9/7/2017	1 Euro-Buxl Bond, 30 Year	Short	3,406
9/15/2017	4 Euro Stoxx 50 Index	Short	(233)
9/15/2017	3 MSCI World Index	Short	(224)
9/15/2017	6 S&P 500 E-Mini Index	Short	(11,537)
9/18/2017	1 Japanese Yen	Short	(1,308)
9/20/2017	1 U.S. Treasury Note, 10 Year	Short	231
9/27/2017	4 U.K. Long Gilt Bond	Short	9,606
9/29/2017	1 U.S. Treasury Note, 5 Year	Short	(32)
Total			$29,591

At July 31, 2017, the notional value of futures for the Fund was $3,865,365 for long positions and $(3,625,285) for short positions. The Fund had $183,574 deposited in a segregated account to cover margin requirements on open futures. The Fund had securities pledged in the amount of $99,048 to cover collateral requirements on open futures.

Forward foreign currency contracts ("forward contracts")

At July 31, 2017, open forward contracts for the Fund were as follows:

Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

89,492	Australian Dollar	$68,635	Citibank, N.A.	8/2/2017	$2,959
42,732	Australian Dollar	31,627	Citibank, N.A.	8/2/2017	2,559
95,948	Australian Dollar	76,600	Citibank, N.A.	8/2/2017	158
36,276	Australian Dollar	28,961	Citibank, N.A.	8/2/2017	60
54,719	Australian Dollar	40,471	Goldman Sachs International	8/2/2017	3,304
18,143	Australian Dollar	14,351	Goldman Sachs International	8/2/2017	163
41,696	Australian Dollar	33,288	Goldman Sachs International	8/2/2017	69
31,166	Australian Dollar	24,881	Goldman Sachs International	8/2/2017	51
90,488	Australian Dollar	68,870	Royal Bank of Canada	8/2/2017	3,520
46,746	Australian Dollar	35,520	Royal Bank of Canada	8/2/2017	1,877
25,771	Australian Dollar	19,159	Royal Bank of Canada	8/2/2017	1,458
133,958	Australian Dollar	106,001	Royal Bank of Canada	8/2/2017	1,165
120,756	Australian Dollar	96,406	Royal Bank of Canada	8/2/2017	199
80,524	Australian Dollar	64,286	Royal Bank of Canada	8/2/2017	133
35,278	Australian Dollar	28,164	Royal Bank of Canada	8/2/2017	58
31,870	Australian Dollar	25,443	Royal Bank of Canada	8/2/2017	53
28,535	Australian Dollar	22,781	Royal Bank of Canada	8/2/2017	47
161,797	Australian Dollar	119,296	Societe Generale	8/2/2017	10,141
161,797	Australian Dollar	129,171	Societe Generale	8/2/2017	267
172,865	Australian Dollar	128,446	State Street Bank and Trust Company	8/2/2017	9,846
144,124	Australian Dollar	109,443	State Street Bank and Trust Company	8/2/2017	5,857
76,533	Australian Dollar	56,462	State Street Bank and Trust Company	8/2/2017	4,764

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited)(cont'd)

98,551	Australian Dollar	74,846	State Street Bank and Trust Company	8/2/2017	3,995
59,907	Australian Dollar	44,393	State Street Bank and Trust Company	8/2/2017	3,532
73,367	Australian Dollar	55,649	State Street Bank and Trust Company	8/2/2017	3,045
64,416	Australian Dollar	48,543	State Street Bank and Trust Company	8/2/2017	2,990
60,791	Australian Dollar	45,819	State Street Bank and Trust Company	8/2/2017	2,814
58,720	Australian Dollar	44,683	State Street Bank and Trust Company	8/2/2017	2,294
39,173	Australian Dollar	29,080	State Street Bank and Trust Company	8/2/2017	2,259
56,664	Australian Dollar	43,338	State Street Bank and Trust Company	8/2/2017	1,993
34,081	Australian Dollar	25,488	State Street Bank and Trust Company	8/2/2017	1,777
29,641	Australian Dollar	22,548	State Street Bank and Trust Company	8/2/2017	1,165
26,823	Australian Dollar	20,507	State Street Bank and Trust Company	8/2/2017	951
95,948	Australian Dollar	75,882	Citibank, N.A.	10/25/2017	793
161,797	Australian Dollar	127,968	Societe Generale	10/25/2017	1,329
44,923	Australian Dollar	35,783	State Street Bank and Trust Company	10/25/2017	116
30,887	Canadian Dollar	22,935	Citibank, N.A.	8/2/2017	1,840
36,115	Canadian Dollar	27,780	Citibank, N.A.	8/2/2017	1,187
334,669	Canadian Dollar	267,692	Citibank, N.A.	8/2/2017	745
327,761	Canadian Dollar	261,811	Goldman Sachs International	8/2/2017	1,086
56,973	Canadian Dollar	42,940	Royal Bank of Canada	8/2/2017	2,758
738,269	Canadian Dollar	590,473	Royal Bank of Canada	8/2/2017	1,691
34,254	Canadian Dollar	25,824	Royal Bank of Canada	8/2/2017	1,652
36,444	Canadian Dollar	28,830	Royal Bank of Canada	8/2/2017	401
21,481	Canadian Dollar	16,865	Royal Bank of Canada	8/2/2017	365
980,499	Canadian Dollar	715,434	Societe Generale	8/2/2017	71,023
240,135	Canadian Dollar	175,781	State Street Bank and Trust Company	8/2/2017	16,831
175,365	Canadian Dollar	128,717	State Street Bank and Trust Company	8/2/2017	11,943
134,141	Canadian Dollar	98,358	State Street Bank and Trust Company	8/2/2017	9,237
109,096	Canadian Dollar	81,115	State Street Bank and Trust Company	8/2/2017	6,391
81,015	Canadian Dollar	60,280	State Street Bank and Trust Company	8/2/2017	4,702
81,327	Canadian Dollar	61,439	State Street Bank and Trust Company	8/2/2017	3,793
46,411	Canadian Dollar	34,432	State Street Bank and Trust Company	8/2/2017	2,794
21,635	Canadian Dollar	15,949	State Street Bank and Trust Company	8/2/2017	1,404
15,677	Canadian Dollar	11,667	State Street Bank and Trust Company	8/2/2017	908
21,762	Canadian Dollar	16,833	State Street Bank and Trust Company	8/2/2017	622
15,167	Canadian Dollar	11,756	State Street Bank and Trust Company	8/2/2017	409
30,686	Canadian Dollar	24,466	Royal Bank of Canada	10/25/2017	174
980,499	Canadian Dollar	784,851	Societe Generale	10/25/2017	2,435
337,957	Canadian Dollar	270,530	State Street Bank and Trust Company	10/25/2017	831
260,830	Canadian Dollar	209,399	State Street Bank and Trust Company	10/25/2017	33
55,860	Euro	61,422	Citibank, N.A.	8/2/2017	4,705
45,647	Euro	51,480	Citibank, N.A.	8/2/2017	2,556
79,519	Euro	93,753	Citibank, N.A.	8/2/2017	382
21,988	Euro	25,924	Citibank, N.A.	8/2/2017	106
203,493	Euro	223,658	Goldman Sachs International	8/2/2017	17,237

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited)(cont'd)

68,323	Euro	76,547	Goldman Sachs International	8/2/2017	4,334
142,686	Euro	168,227	Goldman Sachs International	8/2/2017	685
58,380	Euro	68,830	Goldman Sachs International	8/2/2017	280
44,088	Euro	51,980	Goldman Sachs International	8/2/2017	212
26,662	Euro	31,435	Goldman Sachs International	8/2/2017	128
147,386	Euro	161,995	Royal Bank of Canada	8/2/2017	12,480
40,915	Euro	45,718	Royal Bank of Canada	8/2/2017	2,717
32,658	Euro	36,719	Royal Bank of Canada	8/2/2017	1,941
18,925	Euro	21,178	Royal Bank of Canada	8/2/2017	1,225
22,136	Euro	25,243	Royal Bank of Canada	8/2/2017	961
150,593	Euro	177,549	Royal Bank of Canada	8/2/2017	723
63,496	Euro	74,862	Royal Bank of Canada	8/2/2017	305
23,175	Euro	27,323	Royal Bank of Canada	8/2/2017	111
14,462	Euro	17,051	Royal Bank of Canada	8/2/2017	69
10,294	Euro	12,137	Royal Bank of Canada	8/2/2017	49
9,179	Euro	10,073	Societe Generale	8/2/2017	793
9,179	Euro	10,822	Societe Generale	8/2/2017	44
148,627	Euro	162,062	State Street Bank and Trust Company	8/2/2017	13,883
60,658	Euro	67,829	State Street Bank and Trust Company	8/2/2017	3,978
66,281	Euro	74,765	State Street Bank and Trust Company	8/2/2017	3,699
37,198	Euro	40,704	State Street Bank and Trust Company	8/2/2017	3,331
51,995	Euro	59,148	State Street Bank and Trust Company	8/2/2017	2,404
26,632	Euro	29,140	State Street Bank and Trust Company	8/2/2017	2,387
34,935	Euro	39,260	State Street Bank and Trust Company	8/2/2017	2,096
14,797	Euro	16,674	State Street Bank and Trust Company	8/2/2017	842
14,180	Euro	16,346	State Street Bank and Trust Company	8/2/2017	441
79,519	Euro	93,008	Citibank, N.A.	10/25/2017	1,550
142,686	Euro	166,883	Goldman Sachs International	10/25/2017	2,789
150,593	Euro	176,090	Royal Bank of Canada	10/25/2017	2,984
13,194	Euro	15,433	Royal Bank of Canada	10/25/2017	257
11,478	Euro	13,538	Royal Bank of Canada	10/25/2017	111
9,179	Euro	10,738	Societe Generale	10/25/2017	177
90,140	Euro	106,313	State Street Bank and Trust Company	10/25/2017	875
19,464	Euro	22,871	State Street Bank and Trust Company	10/25/2017	274
15,634	Euro	18,357	State Street Bank and Trust Company	10/25/2017	234
16,842,480	Japanese Yen	148,315	Citibank, N.A.	8/2/2017	4,458
14,760,869	Japanese Yen	131,306	Citibank, N.A.	8/2/2017	2,585
3,288,991	Japanese Yen	29,129	Citibank, N.A.	8/2/2017	704
14,001,839	Japanese Yen	126,719	Citibank, N.A.	8/2/2017	287
10,109,831	Japanese Yen	91,496	Citibank, N.A.	8/2/2017	207
8,564,485	Japanese Yen	77,510	Citibank, N.A.	8/2/2017	176
2,216,185	Japanese Yen	20,057	Citibank, N.A.	8/2/2017	45
6,702,637	Japanese Yen	59,191	Goldman Sachs International	8/2/2017	1,606
4,934,221	Japanese Yen	44,468	Goldman Sachs International	8/2/2017	289
3,949,973	Japanese Yen	35,561	Goldman Sachs International	8/2/2017	268
8,590,505	Japanese Yen	77,746	Goldman Sachs International	8/2/2017	176
6,996,326	Japanese Yen	63,318	Goldman Sachs International	8/2/2017	144
8,841,319	Japanese Yen	77,341	Royal Bank of Canada	8/2/2017	2,856
8,620,026	Japanese Yen	77,550	Royal Bank of Canada	8/2/2017	640
2,075,486	Japanese Yen	18,219	Royal Bank of Canada	8/2/2017	607
24,128,789	Japanese Yen	218,370	Royal Bank of Canada	8/2/2017	495
2,766,323	Japanese Yen	24,662	Royal Bank of Canada	8/2/2017	431
6,001,228	Japanese Yen	54,312	Royal Bank of Canada	8/2/2017	123
1,828,059	Japanese Yen	16,544	Royal Bank of Canada	8/2/2017	38
8,155,697	Japanese Yen	73,974	Royal Bank of Canada	8/2/2017	4

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited)(cont'd)

1,499,225	Japanese Yen	13,603	Royal Bank of Canada	8/2/2017	(3)
15,617,632	Japanese Yen	139,744	Societe Generale	8/2/2017	1,919
15,617,632	Japanese Yen	141,342	Societe Generale	8/2/2017	321
15,326,165	Japanese Yen	134,981	State Street Bank and Trust Company	8/2/2017	4,038
13,634,746	Japanese Yen	121,516	State Street Bank and Trust Company	8/2/2017	2,161
6,549,295	Japanese Yen	57,682	State Street Bank and Trust Company	8/2/2017	1,725
6,220,534	Japanese Yen	55,000	State Street Bank and Trust Company	8/2/2017	1,424
6,164,956	Japanese Yen	54,931	State Street Bank and Trust Company	8/2/2017	989
6,167,677	Japanese Yen	55,036	State Street Bank and Trust Company	8/2/2017	910
7,032,473	Japanese Yen	62,899	State Street Bank and Trust Company	8/2/2017	891
3,281,345	Japanese Yen	28,938	State Street Bank and Trust Company	8/2/2017	826
2,275,381	Japanese Yen	20,121	State Street Bank and Trust Company	8/2/2017	518
1,441,274	Japanese Yen	12,620	State Street Bank and Trust Company	8/2/2017	454
1,674,977	Japanese Yen	14,793	State Street Bank and Trust Company	8/2/2017	400
2,864,688	Japanese Yen	25,700	State Street Bank and Trust Company	8/2/2017	284
1,275,881	Japanese Yen	11,388	State Street Bank and Trust Company	8/2/2017	185
7,964,640	Japanese Yen	72,477	State Street Bank and Trust Company	8/2/2017	(232)
8,774,559	Japanese Yen	79,910	State Street Bank and Trust Company	8/2/2017	(319)
14,001,839	Japanese Yen	125,780	Citibank, N.A.	10/25/2017	1,719
6,996,326	Japanese Yen	62,819	Goldman Sachs International	10/25/2017	888
24,128,789	Japanese Yen	216,732	Royal Bank of Canada	10/25/2017	2,982
40,825,939	Japanese Yen	366,451	State Street Bank and Trust Company	10/25/2017	5,306
1,265,781	Japanese Yen	11,394	State Street Bank and Trust Company	10/25/2017	132
1,407,292	Mexican Peso	73,203	Goldman Sachs International	8/2/2017	5,847
806	Mexican Peso	45	Goldman Sachs International	8/2/2017	(0)	(a)
194,949	New Zealand Dollar	144,730	Citibank, N.A.	8/2/2017	1,677
115,621	New Zealand Dollar	86,687	Citibank, N.A.	8/2/2017	145
79,328	New Zealand Dollar	59,476	Citibank, N.A.	8/2/2017	99
127,079	New Zealand Dollar	86,909	Goldman Sachs International	8/2/2017	8,528
61,357	New Zealand Dollar	42,067	Goldman Sachs International	8/2/2017	4,012
63,293	New Zealand Dollar	43,803	Goldman Sachs International	8/2/2017	3,730
74,087	New Zealand Dollar	55,032	Goldman Sachs International	8/2/2017	608
246,889	New Zealand Dollar	185,105	Goldman Sachs International	8/2/2017	309
78,927	New Zealand Dollar	59,176	Goldman Sachs International	8/2/2017	99
278,596	New Zealand Dollar	192,848	Royal Bank of Canada	8/2/2017	16,377
130,935	New Zealand Dollar	94,352	Royal Bank of Canada	8/2/2017	3,981
118,396	New Zealand Dollar	85,408	Royal Bank of Canada	8/2/2017	3,508
47,236	New Zealand Dollar	34,608	Royal Bank of Canada	8/2/2017	866
228,414	New Zealand Dollar	171,253	Royal Bank of Canada	8/2/2017	286
140,267	New Zealand Dollar	105,165	Royal Bank of Canada	8/2/2017	175
95,810	New Zealand Dollar	71,834	Royal Bank of Canada	8/2/2017	120
63,123	New Zealand Dollar	47,326	Royal Bank of Canada	8/2/2017	79
30,518	New Zealand Dollar	22,881	Royal Bank of Canada	8/2/2017	38
17,031	New Zealand Dollar	12,769	Royal Bank of Canada	8/2/2017	21
775,642	New Zealand Dollar	576,224	Societe Generale	8/2/2017	6,283
775,642	New Zealand Dollar	581,538	Societe Generale	8/2/2017	970
665,209	New Zealand Dollar	460,440	State Street Bank and Trust Company	8/2/2017	39,132
81,989	New Zealand Dollar	56,800	State Street Bank and Trust Company	8/2/2017	4,773
204,179	New Zealand Dollar	148,595	State Street Bank and Trust Company	8/2/2017	4,743

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited)(cont'd)

34,904	New Zealand Dollar	24,035	State Street Bank and Trust Company	8/2/2017	2,178
35,969	New Zealand Dollar	26,019	State Street Bank and Trust Company	8/2/2017	994
16,759	New Zealand Dollar	11,800	State Street Bank and Trust Company	8/2/2017	786
26,287	New Zealand Dollar	19,006	State Street Bank and Trust Company	8/2/2017	736
16,416	New Zealand Dollar	11,614	State Street Bank and Trust Company	8/2/2017	714
20,313	New Zealand Dollar	14,935	State Street Bank and Trust Company	8/2/2017	320
228,414	New Zealand Dollar	169,440	Royal Bank of Canada	10/25/2017	1,841
237,419	New Zealand Dollar	176,006	State Street Bank and Trust Company	10/25/2017	2,027
113,673	New Zealand Dollar	84,983	State Street Bank and Trust Company	10/25/2017	257
308,534	Norwegian Krone	36,804	Citibank, N.A.	8/2/2017	2,436
184,265	Norwegian Krone	23,321	Citibank, N.A.	8/2/2017	114
124,269	Norwegian Krone	15,727	Citibank, N.A.	8/2/2017	77
946,959	Norwegian Krone	110,946	Goldman Sachs International	8/2/2017	9,488
1,766,195	Norwegian Krone	221,422	Goldman Sachs International	8/2/2017	3,203
2,030,323	Norwegian Krone	256,957	Goldman Sachs International	8/2/2017	1,260
682,831	Norwegian Krone	86,419	Goldman Sachs International	8/2/2017	424
974,763	Norwegian Krone	113,093	Royal Bank of Canada	8/2/2017	10,878
414,802	Norwegian Krone	48,891	Royal Bank of Canada	8/2/2017	3,864
245,374	Norwegian Krone	29,365	Royal Bank of Canada	8/2/2017	1,842
228,651	Norwegian Krone	27,383	Royal Bank of Canada	8/2/2017	1,697
689,548	Norwegian Krone	87,269	Royal Bank of Canada	8/2/2017	428
561,180	Norwegian Krone	71,023	Royal Bank of Canada	8/2/2017	348
262,329	Norwegian Krone	33,200	Royal Bank of Canada	8/2/2017	163
228,795	Norwegian Krone	28,956	Royal Bank of Canada	8/2/2017	142
121,738	Norwegian Krone	15,407	Royal Bank of Canada	8/2/2017	76
2,247,380	Norwegian Krone	260,079	Societe Generale	8/2/2017	25,744
2,247,380	Norwegian Krone	284,428	Societe Generale	8/2/2017	1,394
1,889,344	Norwegian Krone	219,133	State Street Bank and Trust Company	8/2/2017	21,154
946,312	Norwegian Krone	110,008	State Street Bank and Trust Company	8/2/2017	10,344
433,811	Norwegian Krone	51,487	State Street Bank and Trust Company	8/2/2017	3,686
200,323	Norwegian Krone	23,482	State Street Bank and Trust Company	8/2/2017	1,995
212,289	Norwegian Krone	25,177	State Street Bank and Trust Company	8/2/2017	1,822
245,164	Norwegian Krone	29,385	State Street Bank and Trust Company	8/2/2017	1,795
188,803	Norwegian Krone	22,281	State Street Bank and Trust Company	8/2/2017	1,731
164,753	Norwegian Krone	19,504	State Street Bank and Trust Company	8/2/2017	1,449
106,094	Norwegian Krone	12,767	State Street Bank and Trust Company	8/2/2017	726
124,269	Norwegian Krone	15,602	Citibank, N.A.	10/25/2017	229
689,548	Norwegian Krone	86,510	Royal Bank of Canada	10/25/2017	1,337
2,247,380	Norwegian Krone	282,070	Societe Generale	10/25/2017	4,242
1,594,438	Norwegian Krone	199,763	State Street Bank and Trust Company	10/25/2017	3,365
359,398	Norwegian Krone	45,119	State Street Bank and Trust Company	10/25/2017	668
101,856	Norwegian Krone	12,830	State Street Bank and Trust Company	10/25/2017	146
66,657	Pound Sterling	85,558	Citibank, N.A.	8/2/2017	2,390
40,024	Pound Sterling	51,096	Citibank, N.A.	8/2/2017	1,712
73,254	Pound Sterling	95,197	Citibank, N.A.	8/2/2017	1,454
41,517	Pound Sterling	53,962	Citibank, N.A.	8/2/2017	816
211,432	Pound Sterling	278,741	Citibank, N.A.	8/2/2017	222

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited)(cont'd)

10,020	Pound Sterling	13,210	Citibank, N.A.	8/2/2017	11
56,093	Pound Sterling	73,213	Goldman Sachs International	8/2/2017	797
28,873	Pound Sterling	37,345	Goldman Sachs International	8/2/2017	750
48,112	Pound Sterling	63,428	Goldman Sachs International	8/2/2017	51
36,854	Pound Sterling	48,586	Goldman Sachs International	8/2/2017	39
271,921	Pound Sterling	353,237	Royal Bank of Canada	8/2/2017	5,535
52,912	Pound Sterling	67,084	Royal Bank of Canada	8/2/2017	2,728
30,242	Pound Sterling	38,566	Royal Bank of Canada	8/2/2017	1,335
14,560	Pound Sterling	18,540	Royal Bank of Canada	8/2/2017	671
300,153	Pound Sterling	395,707	Royal Bank of Canada	8/2/2017	315
47,399	Pound Sterling	62,488	Royal Bank of Canada	8/2/2017	50
22,083	Pound Sterling	29,113	Royal Bank of Canada	8/2/2017	23
107,798	Pound Sterling	139,810	Societe Generale	8/2/2017	2,419
107,798	Pound Sterling	142,115	Societe Generale	8/2/2017	113
105,045	Pound Sterling	135,180	State Street Bank and Trust Company	8/2/2017	3,416
62,814	Pound Sterling	80,121	State Street Bank and Trust Company	8/2/2017	2,756
40,791	Pound Sterling	51,732	State Street Bank and Trust Company	8/2/2017	2,088
40,929	Pound Sterling	53,066	State Street Bank and Trust Company	8/2/2017	936
36,644	Pound Sterling	47,442	State Street Bank and Trust Company	8/2/2017	907
20,131	Pound Sterling	25,792	State Street Bank and Trust Company	8/2/2017	768
28,325	Pound Sterling	36,689	State Street Bank and Trust Company	8/2/2017	683
28,793	Pound Sterling	37,547	State Street Bank and Trust Company	8/2/2017	443
211,432	Pound Sterling	276,633	Citibank, N.A.	10/25/2017	3,108
300,153	Pound Sterling	392,327	Royal Bank of Canada	10/25/2017	4,799
107,798	Pound Sterling	141,028	Societe Generale	10/25/2017	1,598
73,947	Pound Sterling	97,245	State Street Bank and Trust Company	10/25/2017	592
216,439	South African Rand	16,678	State Street Bank and Trust Company	8/2/2017	(255)
216,439	South African Rand	16,343	State Street Bank and Trust Company	10/25/2017	(140)
101,575,417	South Korean Won	90,539	Goldman Sachs International	8/2/2017	231
101,575,417	South Korean Won	90,749	Goldman Sachs International	8/2/2017	20
26,306,485	South Korean Won	23,496	State Street Bank and Trust Company	10/25/2017	8
782,594	Swedish Krona	90,313	Citibank, N.A.	8/2/2017	6,617
557,935	Swedish Krona	68,974	Citibank, N.A.	8/2/2017	130
224,659	Swedish Krona	27,773	Citibank, N.A.	8/2/2017	52
845,007	Swedish Krona	96,112	Goldman Sachs International	8/2/2017	8,548
411,606	Swedish Krona	46,820	Goldman Sachs International	8/2/2017	4,161
320,050	Swedish Krona	36,427	Goldman Sachs International	8/2/2017	3,213
878,332	Swedish Krona	108,583	Goldman Sachs International	8/2/2017	205
698,331	Swedish Krona	86,330	Goldman Sachs International	8/2/2017	163
3,408,669	Swedish Krona	387,684	Royal Bank of Canada	8/2/2017	34,505
557,490	Swedish Krona	64,074	Royal Bank of Canada	8/2/2017	4,975
178,429	Swedish Krona	21,515	Royal Bank of Canada	8/2/2017	585
2,327,652	Swedish Krona	287,753	Royal Bank of Canada	8/2/2017	544
1,040,561	Swedish Krona	128,638	Royal Bank of Canada	8/2/2017	243
467,609	Swedish Krona	57,808	Royal Bank of Canada	8/2/2017	109
163,886	Swedish Krona	20,260	Royal Bank of Canada	8/2/2017	38
144,880	Swedish Krona	17,911	Royal Bank of Canada	8/2/2017	34
993,096	Swedish Krona	120,849	Societe Generale	8/2/2017	2,153
993,096	Swedish Krona	122,770	Societe Generale	8/2/2017	232
525,703	Swedish Krona	59,434	State Street Bank and Trust Company	8/2/2017	5,679
490,085	Swedish Krona	56,202	State Street Bank and Trust Company	8/2/2017	4,499
195,872	Swedish Krona	22,304	State Street Bank and Trust Company	8/2/2017	1,956
127,798	Swedish Krona	14,765	State Street Bank and Trust Company	8/2/2017	1,063

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited)(cont'd)

326,223	Swedish Krona	39,350	State Street Bank and Trust Company	8/2/2017	1,055
557,935	Swedish Krona	68,230	Citibank, N.A.	10/25/2017	1,200
878,332	Swedish Krona	107,387	Goldman Sachs International	10/25/2017	1,912
2,327,652	Swedish Krona	284,387	Royal Bank of Canada	10/25/2017	5,266
121,620	Swedish Krona	14,805	Royal Bank of Canada	10/25/2017	330
225,584	Swedish Krona	27,886	Royal Bank of Canada	10/25/2017	186
1,461,369	Swedish Krona	180,822	State Street Bank and Trust Company	10/25/2017	1,031
267,755	Swedish Krona	33,039	State Street Bank and Trust Company	10/25/2017	281
109,218	Swiss Franc	112,747	Citibank, N.A.	8/2/2017	204
85,882	Swiss Franc	88,657	Citibank, N.A.	8/2/2017	160
195,100	Swiss Franc	203,653	Citibank, N.A.	8/2/2017	(1,885)
27,969	Swiss Franc	28,288	Goldman Sachs International	8/2/2017	637
92,759	Swiss Franc	95,756	Goldman Sachs International	8/2/2017	173
77,022	Swiss Franc	79,511	Goldman Sachs International	8/2/2017	144
141,812	Swiss Franc	147,983	Goldman Sachs International	8/2/2017	(1,324)
395,192	Swiss Franc	407,961	Royal Bank of Canada	8/2/2017	738
14,841	Swiss Franc	15,321	Royal Bank of Canada	8/2/2017	28
13,107	Swiss Franc	13,531	Royal Bank of Canada	8/2/2017	24
22,992	Swiss Franc	23,777	Royal Bank of Canada	8/2/2017	1
14,122	Swiss Franc	14,669	Royal Bank of Canada	8/2/2017	(64)
55,536	Swiss Franc	57,713	Royal Bank of Canada	8/2/2017	(279)
330,490	Swiss Franc	345,015	Royal Bank of Canada	8/2/2017	(3,229)
730,784	Swiss Franc	754,397	Societe Generale	8/2/2017	1,365
730,784	Swiss Franc	763,093	Societe Generale	8/2/2017	(7,331)
587,299	Swiss Franc	594,559	State Street Bank and Trust Company	8/2/2017	12,814
74,977	Swiss Franc	74,634	State Street Bank and Trust Company	8/2/2017	2,906
24,700	Swiss Franc	24,664	State Street Bank and Trust Company	8/2/2017	880
92,324	Swiss Franc	94,676	State Street Bank and Trust Company	8/2/2017	804
21,878	Swiss Franc	22,550	State Street Bank and Trust Company	8/2/2017	76
62,913	Swiss Franc	65,283	State Street Bank and Trust Company	8/2/2017	(219)
17,049	Swiss Franc	17,881	State Street Bank and Trust Company	8/2/2017	(249)
114,742	Swiss Franc	119,169	State Street Bank and Trust Company	8/2/2017	(505)
104,690	Swiss Franc	108,922	State Street Bank and Trust Company	8/2/2017	(653)
22,598	Swiss Franc	23,423	Royal Bank of Canada	10/25/2017	72
128,260	Swiss Franc	133,191	State Street Bank and Trust Company	10/25/2017	158
14,989	Swiss Franc	15,538	State Street Bank and Trust Company	10/25/2017	46
871,718	Swiss Franc	916,527	State Street Bank and Trust Company	10/25/2017	(10,218)
Total					$725,182

Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

42,732	Australian Dollar	$34,115	Citibank, N.A.	8/2/2017	$(70)
89,492	Australian Dollar	71,446	Citibank, N.A.	8/2/2017	(148)
95,948	Australian Dollar	75,962	Citibank, N.A.	8/2/2017	(796)
36,276	Australian Dollar	27,598	Citibank, N.A.	8/2/2017	(1,423)
18,143	Australian Dollar	14,484	Goldman Sachs International	8/2/2017	(30)
54,719	Australian Dollar	43,685	Goldman Sachs International	8/2/2017	(90)
31,166	Australian Dollar	23,186	Goldman Sachs International	8/2/2017	(1,747)
41,696	Australian Dollar	30,816	Goldman Sachs International	8/2/2017	(2,541)

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited)(cont'd)

25,771	Australian Dollar	20,574	Royal Bank of Canada	8/2/2017	(43)
46,746	Australian Dollar	37,320	Royal Bank of Canada	8/2/2017	(77)
90,488	Australian Dollar	72,241	Royal Bank of Canada	8/2/2017	(149)
133,958	Australian Dollar	106,945	Royal Bank of Canada	8/2/2017	(221)
28,535	Australian Dollar	22,301	Royal Bank of Canada	8/2/2017	(527)
31,870	Australian Dollar	24,176	Royal Bank of Canada	8/2/2017	(1,320)
35,278	Australian Dollar	26,103	Royal Bank of Canada	8/2/2017	(2,119)
80,524	Australian Dollar	60,754	Royal Bank of Canada	8/2/2017	(3,665)
120,756	Australian Dollar	91,568	Royal Bank of Canada	8/2/2017	(5,036)
161,797	Australian Dollar	129,171	Societe Generale	8/2/2017	(267)
161,797	Australian Dollar	128,104	Societe Generale	8/2/2017	(1,333)
26,390	Australian Dollar	20,972	State Street Bank and Trust Company	8/2/2017	(140)
37,950	Australian Dollar	30,036	State Street Bank and Trust Company	8/2/2017	(324)
51,974	Australian Dollar	41,239	State Street Bank and Trust Company	8/2/2017	(340)
18,431	Australian Dollar	13,699	State Street Bank and Trust Company	8/2/2017	(1,046)
25,985	Australian Dollar	19,388	State Street Bank and Trust Company	8/2/2017	(1,400)
52,411	Australian Dollar	39,819	State Street Bank and Trust Company	8/2/2017	(2,110)
54,366	Australian Dollar	39,904	State Street Bank and Trust Company	8/2/2017	(3,589)
98,710	Australian Dollar	73,539	State Street Bank and Trust Company	8/2/2017	(5,429)
178,706	Australian Dollar	134,650	State Street Bank and Trust Company	8/2/2017	(8,315)
162,954	Australian Dollar	119,761	State Street Bank and Trust Company	8/2/2017	(10,602)
435,298	Australian Dollar	322,036	State Street Bank and Trust Company	8/2/2017	(26,203)
18,143	Australian Dollar	14,336	Goldman Sachs International	10/25/2017	(163)
24,982	Australian Dollar	19,926	Royal Bank of Canada	10/25/2017	(38)
133,958	Australian Dollar	105,882	Royal Bank of Canada	10/25/2017	(1,169)
322,291	Australian Dollar	256,453	State Street Bank and Trust Company	10/25/2017	(1,100)
147,519	Australian Dollar	116,524	State Street Bank and Trust Company	10/25/2017	(1,364)
15,976	Canadian Dollar	11,660	Citibank, N.A.	8/2/2017	(1,154)
89,173	Canadian Dollar	67,457	Citibank, N.A.	8/2/2017	(4,068)
91,195	Canadian Dollar	66,756	Citibank, N.A.	8/2/2017	(6,392)
205,327	Canadian Dollar	149,669	Citibank, N.A.	8/2/2017	(15,023)
16,367	Canadian Dollar	12,005	Goldman Sachs International	8/2/2017	(1,123)
311,394	Canadian Dollar	227,900	Goldman Sachs International	8/2/2017	(21,868)
34,045	Canadian Dollar	26,461	Royal Bank of Canada	8/2/2017	(846)
78,338	Canadian Dollar	60,587	Royal Bank of Canada	8/2/2017	(2,248)
91,560	Canadian Dollar	70,822	Royal Bank of Canada	8/2/2017	(2,619)
87,694	Canadian Dollar	65,782	Royal Bank of Canada	8/2/2017	(4,557)
595,784	Canadian Dollar	436,125	Royal Bank of Canada	8/2/2017	(41,753)
980,499	Canadian Dollar	783,998	Societe Generale	8/2/2017	(2,460)
24,992	Canadian Dollar	19,818	State Street Bank and Trust Company	8/2/2017	(228)
75,456	Canadian Dollar	59,668	State Street Bank and Trust Company	8/2/2017	(855)
28,011	Canadian Dollar	20,769	State Street Bank and Trust Company	8/2/2017	(1,698)
30,895	Canadian Dollar	22,518	State Street Bank and Trust Company	8/2/2017	(2,263)
38,177	Canadian Dollar	27,902	State Street Bank and Trust Company	8/2/2017	(2,719)
96,386	Canadian Dollar	74,390	State Street Bank and Trust Company	8/2/2017	(2,921)
72,586	Canadian Dollar	54,977	State Street Bank and Trust Company	8/2/2017	(3,244)
58,787	Canadian Dollar	42,876	State Street Bank and Trust Company	8/2/2017	(4,277)

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited)(cont'd)

178,484	Canadian Dollar	137,525	State Street Bank and Trust Company	8/2/2017	(5,637)
334,669	Canadian Dollar	267,977	Citibank, N.A.	10/25/2017	(743)
327,761	Canadian Dollar	262,089	Goldman Sachs International	10/25/2017	(1,085)
738,269	Canadian Dollar	591,093	Royal Bank of Canada	10/25/2017	(1,696)
45,647	Euro	53,818	Citibank, N.A.	8/2/2017	(219)
55,860	Euro	65,859	Citibank, N.A.	8/2/2017	(268)
21,988	Euro	25,121	Citibank, N.A.	8/2/2017	(909)
79,519	Euro	92,583	Citibank, N.A.	8/2/2017	(1,551)
68,323	Euro	80,553	Goldman Sachs International	8/2/2017	(328)
203,493	Euro	239,918	Goldman Sachs International	8/2/2017	(977)
26,662	Euro	29,558	Goldman Sachs International	8/2/2017	(2,004)
44,088	Euro	49,453	Goldman Sachs International	8/2/2017	(2,739)
142,686	Euro	166,129	Goldman Sachs International	8/2/2017	(2,782)
58,380	Euro	63,899	Goldman Sachs International	8/2/2017	(5,211)
18,925	Euro	22,313	Royal Bank of Canada	8/2/2017	(91)
22,136	Euro	26,098	Royal Bank of Canada	8/2/2017	(106)
32,658	Euro	38,504	Royal Bank of Canada	8/2/2017	(157)
40,915	Euro	48,239	Royal Bank of Canada	8/2/2017	(196)
10,294	Euro	11,816	Royal Bank of Canada	8/2/2017	(370)
14,462	Euro	16,512	Royal Bank of Canada	8/2/2017	(608)
147,386	Euro	173,768	Royal Bank of Canada	8/2/2017	(708)
23,175	Euro	26,151	Royal Bank of Canada	8/2/2017	(1,284)
63,496	Euro	72,562	Royal Bank of Canada	8/2/2017	(2,604)
150,593	Euro	175,290	Royal Bank of Canada	8/2/2017	(2,982)
9,179	Euro	10,822	Societe Generale	8/2/2017	(44)
9,179	Euro	10,690	Societe Generale	8/2/2017	(176)
13,133	Euro	15,189	State Street Bank and Trust Company	8/2/2017	(357)
9,859	Euro	11,246	State Street Bank and Trust Company	8/2/2017	(425)
9,817	Euro	11,194	State Street Bank and Trust Company	8/2/2017	(428)
24,717	Euro	28,033	State Street Bank and Trust Company	8/2/2017	(1,227)
28,644	Euro	32,605	State Street Bank and Trust Company	8/2/2017	(1,304)
50,170	Euro	57,813	State Street Bank and Trust Company	8/2/2017	(1,578)
25,953	Euro	29,021	State Street Bank and Trust Company	8/2/2017	(1,702)
39,317	Euro	44,205	State Street Bank and Trust Company	8/2/2017	(2,338)
64,746	Euro	74,023	State Street Bank and Trust Company	8/2/2017	(2,623)
33,689	Euro	37,131	State Street Bank and Trust Company	8/2/2017	(2,750)
72,177	Euro	81,988	State Street Bank and Trust Company	8/2/2017	(3,455)
51,236	Euro	55,939	State Street Bank and Trust Company	8/2/2017	(4,715)
68,169	Euro	74,715	State Street Bank and Trust Company	8/2/2017	(5,983)
111,958	Euro	125,030	State Street Bank and Trust Company	8/2/2017	(7,506)
430,842	Euro	473,959	State Street Bank and Trust Company	8/2/2017	(36,072)
26,446	Euro	30,914	State Street Bank and Trust Company	10/25/2017	(534)
579,124	Euro	676,747	State Street Bank and Trust Company	10/25/2017	(11,903)
2,216,185	Japanese Yen	20,088	Citibank, N.A.	8/2/2017	(15)
3,288,991	Japanese Yen	29,766	Citibank, N.A.	8/2/2017	(67)
14,760,869	Japanese Yen	133,589	Citibank, N.A.	8/2/2017	(303)
16,842,480	Japanese Yen	152,428	Citibank, N.A.	8/2/2017	(346)
10,109,831	Japanese Yen	91,196	Citibank, N.A.	8/2/2017	(507)
8,564,485	Japanese Yen	76,823	Citibank, N.A.	8/2/2017	(863)

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited)(cont'd)

14,001,839	Japanese Yen	125,285	Citibank, N.A.	8/2/2017	(1,722)
3,949,973	Japanese Yen	35,748	Goldman Sachs International	8/2/2017	(81)
4,934,221	Japanese Yen	44,656	Goldman Sachs International	8/2/2017	(101)
6,702,637	Japanese Yen	60,660	Goldman Sachs International	8/2/2017	(138)
6,996,326	Japanese Yen	62,573	Goldman Sachs International	8/2/2017	(888)
8,590,505	Japanese Yen	76,461	Goldman Sachs International	8/2/2017	(1,461)
6,001,228	Japanese Yen	54,782	Royal Bank of Canada	8/2/2017	346
1,499,225	Japanese Yen	13,568	Royal Bank of Canada	8/2/2017	(31)
2,075,486	Japanese Yen	18,784	Royal Bank of Canada	8/2/2017	(43)
2,766,323	Japanese Yen	25,036	Royal Bank of Canada	8/2/2017	(57)
8,155,697	Japanese Yen	73,811	Royal Bank of Canada	8/2/2017	(167)
1,828,059	Japanese Yen	16,409	Royal Bank of Canada	8/2/2017	(173)
8,620,026	Japanese Yen	78,013	Royal Bank of Canada	8/2/2017	(177)
8,841,319	Japanese Yen	80,016	Royal Bank of Canada	8/2/2017	(181)
24,128,789	Japanese Yen	215,879	Royal Bank of Canada	8/2/2017	(2,986)
15,617,632	Japanese Yen	141,342	Societe Generale	8/2/2017	(321)
15,617,632	Japanese Yen	138,869	Societe Generale	8/2/2017	(2,794)
3,384,593	Japanese Yen	31,020	State Street Bank and Trust Company	8/2/2017	319
2,925,922	Japanese Yen	26,705	State Street Bank and Trust Company	8/2/2017	165
4,066,504	Japanese Yen	37,018	State Street Bank and Trust Company	8/2/2017	132
10,947,880	Japanese Yen	99,350	State Street Bank and Trust Company	8/2/2017	45
3,489,319	Japanese Yen	31,579	State Street Bank and Trust Company	8/2/2017	(72)
2,044,738	Japanese Yen	18,468	State Street Bank and Trust Company	8/2/2017	(80)
2,990,813	Japanese Yen	27,012	State Street Bank and Trust Company	8/2/2017	(117)
2,779,095	Japanese Yen	25,050	State Street Bank and Trust Company	8/2/2017	(158)
3,489,698	Japanese Yen	31,383	State Street Bank and Trust Company	8/2/2017	(271)
13,704,090	Japanese Yen	121,766	State Street Bank and Trust Company	8/2/2017	(2,540)
2,818,943	Japanese Yen	25,497	Royal Bank of Canada	10/25/2017	(172)
15,617,632	Japanese Yen	140,289	Societe Generale	10/25/2017	(1,924)
14,418,264	Japanese Yen	130,787	State Street Bank and Trust Company	10/25/2017	(504)
15,691,395	Japanese Yen	141,787	State Street Bank and Trust Company	10/25/2017	(1,097)
806	Mexican Peso	45	Goldman Sachs International	8/2/2017	(0)	(a)
1,407,292	Mexican Peso	78,844	Goldman Sachs International	8/2/2017	(207)
1,408,098	Mexican Peso	73,208	State Street Bank and Trust Company	8/2/2017	(5,887)
194,949	New Zealand Dollar	146,163	Citibank, N.A.	8/2/2017	(244)
115,621	New Zealand Dollar	84,277	Citibank, N.A.	8/2/2017	(2,554)
79,328	New Zealand Dollar	54,927	Citibank, N.A.	8/2/2017	(4,649)
61,357	New Zealand Dollar	46,002	Goldman Sachs International	8/2/2017	(77)
63,293	New Zealand Dollar	47,454	Goldman Sachs International	8/2/2017	(79)
74,087	New Zealand Dollar	55,547	Goldman Sachs International	8/2/2017	(93)
127,079	New Zealand Dollar	95,277	Goldman Sachs International	8/2/2017	(159)
78,927	New Zealand Dollar	57,323	Goldman Sachs International	8/2/2017	(1,951)
246,889	New Zealand Dollar	175,239	Goldman Sachs International	8/2/2017	(10,174)
47,236	New Zealand Dollar	35,415	Royal Bank of Canada	8/2/2017	(59)
118,396	New Zealand Dollar	88,767	Royal Bank of Canada	8/2/2017	(148)
130,935	New Zealand Dollar	98,169	Royal Bank of Canada	8/2/2017	(164)
278,596	New Zealand Dollar	208,877	Royal Bank of Canada	8/2/2017	(348)
17,031	New Zealand Dollar	12,073	Royal Bank of Canada	8/2/2017	(717)
30,518	New Zealand Dollar	22,047	Royal Bank of Canada	8/2/2017	(872)
63,123	New Zealand Dollar	45,903	Royal Bank of Canada	8/2/2017	(1,502)
228,414	New Zealand Dollar	169,689	Royal Bank of Canada	8/2/2017	(1,850)
95,810	New Zealand Dollar	68,325	Royal Bank of Canada	8/2/2017	(3,628)
140,267	New Zealand Dollar	101,139	Royal Bank of Canada	8/2/2017	(4,201)
775,642	New Zealand Dollar	581,538	Societe Generale	8/2/2017	(970)
775,642	New Zealand Dollar	534,510	Societe Generale	8/2/2017	(47,997)

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited)(cont'd)

38,048	New Zealand Dollar	27,743	State Street Bank and Trust Company	8/2/2017	(831)
27,192	New Zealand Dollar	19,540	State Street Bank and Trust Company	8/2/2017	(881)
27,170	New Zealand Dollar	19,066	State Street Bank and Trust Company	8/2/2017	(1,338)
32,263	New Zealand Dollar	22,004	State Street Bank and Trust Company	8/2/2017	(2,226)
84,809	New Zealand Dollar	61,126	State Street Bank and Trust Company	8/2/2017	(2,565)
122,082	New Zealand Dollar	88,607	State Street Bank and Trust Company	8/2/2017	(3,076)
114,400	New Zealand Dollar	81,997	State Street Bank and Trust Company	8/2/2017	(3,918)
67,830	New Zealand Dollar	46,638	State Street Bank and Trust Company	8/2/2017	(4,302)
152,587	New Zealand Dollar	110,050	State Street Bank and Trust Company	8/2/2017	(4,543)
81,854	New Zealand Dollar	56,712	State Street Bank and Trust Company	8/2/2017	(4,760)
116,371	New Zealand Dollar	80,331	State Street Bank and Trust Company	8/2/2017	(7,063)
194,949	New Zealand Dollar	144,506	Citibank, N.A.	10/25/2017	(1,680)
74,087	New Zealand Dollar	54,948	Goldman Sachs International	10/25/2017	(607)
19,116	New Zealand Dollar	14,190	Royal Bank of Canada	10/25/2017	(144)
775,642	New Zealand Dollar	575,332	Societe Generale	10/25/2017	(6,297)
90,057	New Zealand Dollar	67,294	State Street Bank and Trust Company	10/25/2017	(237)
40,971	New Zealand Dollar	30,375	State Street Bank and Trust Company	10/25/2017	(348)
308,534	Norwegian Krone	39,048	Citibank, N.A.	8/2/2017	(191)
124,269	Norwegian Krone	15,577	Citibank, N.A.	8/2/2017	(228)
184,265	Norwegian Krone	21,368	Citibank, N.A.	8/2/2017	(2,067)
946,959	Norwegian Krone	119,847	Goldman Sachs International	8/2/2017	(588)
1,766,195	Norwegian Krone	223,529	Goldman Sachs International	8/2/2017	(1,096)
682,831	Norwegian Krone	80,293	Goldman Sachs International	8/2/2017	(6,550)
2,030,323	Norwegian Krone	235,539	Goldman Sachs International	8/2/2017	(22,678)
228,651	Norwegian Krone	28,938	Royal Bank of Canada	8/2/2017	(142)
245,374	Norwegian Krone	31,055	Royal Bank of Canada	8/2/2017	(152)
414,802	Norwegian Krone	52,497	Royal Bank of Canada	8/2/2017	(257)
121,738	Norwegian Krone	14,951	Royal Bank of Canada	8/2/2017	(532)
974,763	Norwegian Krone	123,366	Royal Bank of Canada	8/2/2017	(605)
689,548	Norwegian Krone	86,366	Royal Bank of Canada	8/2/2017	(1,331)
228,795	Norwegian Krone	27,432	Royal Bank of Canada	8/2/2017	(1,666)
262,329	Norwegian Krone	30,799	Royal Bank of Canada	8/2/2017	(2,564)
561,180	Norwegian Krone	65,635	Royal Bank of Canada	8/2/2017	(5,736)
2,247,380	Norwegian Krone	284,428	Societe Generale	8/2/2017	(1,394)
2,247,380	Norwegian Krone	281,599	Societe Generale	8/2/2017	(4,224)
109,548	Norwegian Krone	13,582	State Street Bank and Trust Company	8/2/2017	(350)
103,907	Norwegian Krone	12,578	State Street Bank and Trust Company	8/2/2017	(637)
141,374	Norwegian Krone	16,964	State Street Bank and Trust Company	8/2/2017	(1,016)
130,267	Norwegian Krone	15,441	State Street Bank and Trust Company	8/2/2017	(1,126)
175,371	Norwegian Krone	20,998	State Street Bank and Trust Company	8/2/2017	(1,306)
149,192	Norwegian Krone	17,583	State Street Bank and Trust Company	8/2/2017	(1,391)
180,104	Norwegian Krone	21,407	State Street Bank and Trust Company	8/2/2017	(1,498)
264,801	Norwegian Krone	31,599	State Street Bank and Trust Company	8/2/2017	(2,078)
273,731	Norwegian Krone	32,269	State Street Bank and Trust Company	8/2/2017	(2,545)

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited)(cont'd)

327,571	Norwegian Krone	38,933	State Street Bank and Trust Company	8/2/2017	(2,727)
936,589	Norwegian Krone	109,040	State Street Bank and Trust Company	8/2/2017	(10,076)
1,766,195	Norwegian Krone	221,782	Goldman Sachs International	10/25/2017	(3,228)
304,822	Norwegian Krone	38,099	Royal Bank of Canada	10/25/2017	(735)
520,758	Norwegian Krone	65,729	State Street Bank and Trust Company	10/25/2017	(615)
614,762	Norwegian Krone	77,408	State Street Bank and Trust Company	10/25/2017	(912)
40,024	Pound Sterling	52,766	Citibank, N.A.	8/2/2017	(42)
41,517	Pound Sterling	54,734	Citibank, N.A.	8/2/2017	(44)
66,657	Pound Sterling	87,877	Citibank, N.A.	8/2/2017	(70)
73,254	Pound Sterling	96,574	Citibank, N.A.	8/2/2017	(77)
10,020	Pound Sterling	12,936	Citibank, N.A.	8/2/2017	(285)
211,432	Pound Sterling	275,855	Citibank, N.A.	8/2/2017	(3,108)
28,873	Pound Sterling	38,065	Goldman Sachs International	8/2/2017	(30)
56,093	Pound Sterling	73,950	Goldman Sachs International	8/2/2017	(59)
36,854	Pound Sterling	47,699	Goldman Sachs International	8/2/2017	(926)
48,112	Pound Sterling	62,493	Goldman Sachs International	8/2/2017	(986)
14,560	Pound Sterling	19,195	Royal Bank of Canada	8/2/2017	(15)
30,242	Pound Sterling	39,870	Royal Bank of Canada	8/2/2017	(32)
52,912	Pound Sterling	69,757	Royal Bank of Canada	8/2/2017	(56)
22,083	Pound Sterling	28,870	Royal Bank of Canada	8/2/2017	(266)
271,921	Pound Sterling	358,487	Royal Bank of Canada	8/2/2017	(286)
47,399	Pound Sterling	61,370	Royal Bank of Canada	8/2/2017	(1,169)
300,153	Pound Sterling	391,219	Royal Bank of Canada	8/2/2017	(4,803)
107,798	Pound Sterling	142,115	Societe Generale	8/2/2017	(113)
107,798	Pound Sterling	140,631	Societe Generale	8/2/2017	(1,598)
9,563	Pound Sterling	12,311	State Street Bank and Trust Company	8/2/2017	(306)
29,026	Pound Sterling	37,830	State Street Bank and Trust Company	8/2/2017	(467)
18,717	Pound Sterling	24,225	State Street Bank and Trust Company	8/2/2017	(470)
47,539	Pound Sterling	62,075	State Street Bank and Trust Company	8/2/2017	(648)
36,978	Pound Sterling	47,680	State Street Bank and Trust Company	8/2/2017	(1,109)
85,823	Pound Sterling	111,152	State Street Bank and Trust Company	8/2/2017	(2,083)
47,623	Pound Sterling	60,377	State Street Bank and Trust Company	8/2/2017	(2,457)
512,898	Pound Sterling	666,503	State Street Bank and Trust Company	8/2/2017	(10,215)
56,093	Pound Sterling	73,418	Goldman Sachs International	10/25/2017	(798)
10,696	Pound Sterling	14,005	Royal Bank of Canada	10/25/2017	(147)
36,413	Pound Sterling	47,732	State Street Bank and Trust Company	10/25/2017	(446)
424,695	Pound Sterling	554,588	State Street Bank and Trust Company	10/25/2017	(7,317)
101,575,417	South Korean Won	90,539	Goldman Sachs International	8/2/2017	(231)
101,575,417	South Korean Won	89,211	Goldman Sachs International	8/2/2017	(1,559)
101,575,417	South Korean Won	90,758	Goldman Sachs International	10/25/2017	1
782,594	Swedish Krona	96,747	Citibank, N.A.	8/2/2017	(183)
557,935	Swedish Krona	67,906	Citibank, N.A.	8/2/2017	(1,199)
224,659	Swedish Krona	26,422	Citibank, N.A.	8/2/2017	(1,404)
320,050	Swedish Krona	39,566	Goldman Sachs International	8/2/2017	(75)
411,606	Swedish Krona	50,884	Goldman Sachs International	8/2/2017	(96)
845,007	Swedish Krona	104,463	Goldman Sachs International	8/2/2017	(197)
878,332	Swedish Krona	106,883	Goldman Sachs International	8/2/2017	(1,905)
698,331	Swedish Krona	79,409	Goldman Sachs International	8/2/2017	(7,084)
178,429	Swedish Krona	22,058	Royal Bank of Canada	8/2/2017	(42)
557,490	Swedish Krona	68,919	Royal Bank of Canada	8/2/2017	(130)
144,880	Swedish Krona	17,214	Royal Bank of Canada	8/2/2017	(730)
3,408,669	Swedish Krona	421,393	Royal Bank of Canada	8/2/2017	(796)
163,886	Swedish Krona	18,911	Royal Bank of Canada	8/2/2017	(1,388)
467,609	Swedish Krona	55,360	Royal Bank of Canada	8/2/2017	(2,557)
2,327,652	Swedish Krona	283,021	Royal Bank of Canada	8/2/2017	(5,276)

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited)(cont'd)

1,040,561	Swedish Krona	123,469	Royal Bank of Canada	8/2/2017	(5,412)
993,096	Swedish Krona	122,770	Societe Generale	8/2/2017	(232)
993,096	Swedish Krona	112,825	Societe Generale	8/2/2017	(10,178)
140,141	Swedish Krona	16,606	State Street Bank and Trust Company	8/2/2017	(751)
104,766	Swedish Krona	12,127	State Street Bank and Trust Company	8/2/2017	(849)
195,670	Swedish Krona	23,282	State Street Bank and Trust Company	8/2/2017	(953)
152,560	Swedish Krona	17,695	State Street Bank and Trust Company	8/2/2017	(1,201)
139,740	Swedish Krona	16,072	State Street Bank and Trust Company	8/2/2017	(1,236)
241,410	Swedish Krona	28,064	State Street Bank and Trust Company	8/2/2017	(1,836)
198,416	Swedish Krona	22,587	State Street Bank and Trust Company	8/2/2017	(1,989)
255,085	Swedish Krona	29,285	State Street Bank and Trust Company	8/2/2017	(2,309)
245,792	Swedish Krona	27,979	State Street Bank and Trust Company	8/2/2017	(2,464)
320,890	Swedish Krona	36,808	State Street Bank and Trust Company	8/2/2017	(2,937)
579,675	Swedish Krona	68,536	State Street Bank and Trust Company	8/2/2017	(3,261)
713,442	Swedish Krona	83,811	State Street Bank and Trust Company	8/2/2017	(4,555)
814,634	Swedish Krona	92,187	State Street Bank and Trust Company	8/2/2017	(8,711)
937,067	Swedish Krona	107,199	State Street Bank and Trust Company	8/2/2017	(8,864)
993,096	Swedish Krona	121,416	Societe Generale	10/25/2017	(2,165)
116,246	Swedish Krona	14,291	State Street Bank and Trust Company	10/25/2017	(174)
3,373,607	Swedish Krona	411,883	State Street Bank and Trust Company	10/25/2017	(7,929)
109,218	Swiss Franc	114,166	Citibank, N.A.	8/2/2017	1,215
195,100	Swiss Franc	201,404	Citibank, N.A.	8/2/2017	(364)
85,882	Swiss Franc	86,894	Citibank, N.A.	8/2/2017	(1,923)
27,969	Swiss Franc	28,873	Goldman Sachs International	8/2/2017	(52)
141,812	Swiss Franc	146,394	Goldman Sachs International	8/2/2017	(265)
77,022	Swiss Franc	79,302	Goldman Sachs International	8/2/2017	(353)
92,759	Swiss Franc	93,809	Goldman Sachs International	8/2/2017	(2,120)
13,107	Swiss Franc	13,618	Royal Bank of Canada	8/2/2017	63
14,841	Swiss Franc	15,378	Royal Bank of Canada	8/2/2017	29
14,122	Swiss Franc	14,578	Royal Bank of Canada	8/2/2017	(26)
22,992	Swiss Franc	23,735	Royal Bank of Canada	8/2/2017	(43)
55,536	Swiss Franc	57,330	Royal Bank of Canada	8/2/2017	(104)
330,490	Swiss Franc	341,169	Royal Bank of Canada	8/2/2017	(617)
395,192	Swiss Franc	398,291	Royal Bank of Canada	8/2/2017	(10,409)
730,784	Swiss Franc	754,397	Societe Generale	8/2/2017	(1,365)
730,784	Swiss Franc	735,839	Societe Generale	8/2/2017	(19,923)
13,990	Swiss Franc	14,663	State Street Bank and Trust Company	8/2/2017	195
23,949	Swiss Franc	24,907	State Street Bank and Trust Company	8/2/2017	140
18,504	Swiss Franc	19,175	State Street Bank and Trust Company	8/2/2017	39
18,803	Swiss Franc	19,436	State Street Bank and Trust Company	8/2/2017	(10)
87,573	Swiss Franc	88,923	State Street Bank and Trust Company	8/2/2017	(1,643)
66,035	Swiss Franc	66,089	State Street Bank and Trust Company	8/2/2017	(2,203)
195,100	Swiss Franc	204,752	Citibank, N.A.	10/25/2017	1,910
141,812	Swiss Franc	148,781	Goldman Sachs International	10/25/2017	1,342
330,490	Swiss Franc	346,875	Royal Bank of Canada	10/25/2017	3,271

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited)(cont'd)

730,784	Swiss Franc	767,215	Societe Generale	10/25/2017	7,433
Total					$(721,630)

(a)	Amount less than one dollar.

Written option contracts ("options written")

At July 31, 2017, the Fund had outstanding options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
iShares MSCI EAFE ETF, Call	28	$67	8/4/2017	$(546)
iShares MSCI EAFE ETF, Call	22	66.5	8/11/2017	(1,463)
iShares MSCI EAFE ETF, Call	6	67.5	8/11/2017	(69)
iShares MSCI EAFE ETF, Call	28	68	8/18/2017	(210)
iShares MSCI EAFE ETF, Call	28	68	8/25/2017	(448)
iShares MSCI EAFE ETF, Put	4	64.5	8/4/2017	(8)
iShares MSCI EAFE ETF, Put	2	64	8/11/2017	(10)
iShares MSCI EAFE ETF, Put	5	64.5	8/11/2017	(20)
iShares MSCI EAFE ETF, Put	14	65	8/11/2017	(77)
iShares MSCI EAFE ETF, Put	6	65.5	8/11/2017	(51)
iShares MSCI EAFE ETF, Put	21	64	8/18/2017	(147)
iShares MSCI EAFE ETF, Put	9	65	8/18/2017	(72)
iShares MSCI EAFE ETF, Put	26	64.5	8/25/2017	(286)
iShares MSCI EAFE ETF, Put	4	65	8/25/2017	(62)
iShares MSCI EAFE ETF, Put	3	64.5	9/1/2017	(42)
iShares MSCI EAFE ETF, Put	23	65	9/1/2017	(437)
iShares MSCI Emerging Markets ETF, Call	16	45	8/4/2017	(16)
iShares MSCI Emerging Markets ETF, Call	2	44	8/11/2017	(51)
iShares MSCI Emerging Markets ETF, Call	1	44.5	8/11/2017	(9)
iShares MSCI Emerging Markets ETF, Call	15	45	8/11/2017	(45)
iShares MSCI Emerging Markets ETF, Call	10	44.5	8/18/2017	(155)
iShares MSCI Emerging Markets ETF, Call	8	45	8/18/2017	(60)
iShares MSCI Emerging Markets ETF, Call	11	45	8/25/2017	(137)
iShares MSCI Emerging Markets ETF, Call	7	45.5	8/25/2017	(38)
iShares MSCI Emerging Markets ETF, Call	2	45	9/1/2017	(36)
iShares MSCI Emerging Markets ETF, Put	1	41.5	8/4/2017	(3)
iShares MSCI Emerging Markets ETF, Put	7	42	8/4/2017	(10)
iShares MSCI Emerging Markets ETF, Put	19	42	8/11/2017	(105)
iShares MSCI Emerging Markets ETF, Put	1	43	8/11/2017	(14)
iShares MSCI Emerging Markets ETF, Put	10	41	8/18/2017	(55)
iShares MSCI Emerging Markets ETF, Put	7	41.5	8/18/2017	(46)
iShares MSCI Emerging Markets ETF, Put	3	42	8/18/2017	(27)
iShares MSCI Emerging Markets ETF, Put	5	41.5	8/25/2017	(50)
iShares MSCI Emerging Markets ETF, Put	11	42	8/25/2017	(154)
iShares MSCI Emerging Markets ETF, Put	3	42.5	8/25/2017	(60)
iShares MSCI Emerging Markets ETF, Put	10	42	9/1/2017	(190)
S&P 500 Mini Index, Call	6	247	8/4/2017	(489)
S&P 500 Mini Index, Call	5	248	8/4/2017	(160)
S&P 500 Mini Index, Call	6	247	8/11/2017	(708)
S&P 500 Mini Index, Call	5	249	8/11/2017	(157)
S&P 500 Mini Index, Call	1	251	8/18/2017	(15)
S&P 500 Mini Index, Call	10	252	8/18/2017	(0)	(a)(b)
S&P 500 Mini Index, Call	6	250	8/25/2017	(285)
S&P 500 Mini Index, Call	4	255	8/25/2017	(36)	(a)
S&P 500 Mini Index, Put	2	242	8/4/2017	(16)
S&P 500 Mini Index, Put	1	243	8/4/2017	(10)
S&P 500 Mini Index, Put	1	237.5	8/11/2017	(18)
S&P 500 Mini Index, Put	8	240	8/11/2017	(180)
S&P 500 Mini Index, Put	2	241	8/11/2017	(50)
S&P 500 Mini Index, Put	6	241	8/18/2017	(294)
S&P 500 Mini Index, Put	5	242	8/18/2017	(285)
S&P 500 Mini Index, Put	2	241	8/25/2017	(142)
S&P 500 Mini Index, Put	7	242	8/25/2017	(564)
S&P 500 Mini Index, Put	2	243	8/25/2017	(183)
S&P 500 Mini Index, Put	1	242	9/1/2017	(106)
S&P 500 Mini Index, Put	8	243	9/1/2017	(968)
Total (premium received: $11,506)				$(9,875)

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited)(cont'd)

(a)	Security fair valued as of July 31, 2017 in accordance with procedures approved by the Board of Trustees (the "Board").

(b)	Amount less than one dollar.

At July 31, 2017, the Fund had securities pledged in the amount of $1,231,636 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited)(cont'd)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$5,507	$—	$—	5,507
U.S. Treasury Obligations	—	1,924	—	1,924
U.S. Government Agency Security	—	135	—	135
Mortgage-Backed Securities(a)	—	1,592	—	1,592
Corporate Bonds(a)	—	1,376	—	1,376
Asset-Backed Securities	—	427	—	427
Foreign Government Security	—	70	—	70
Exchange Traded Funds	529	—	—	529
Investment Companies	—	11,589	—	11,589
Short-Term Investment	—	220	—	220
Total Investments	$6,036	$17,333	$—	$23,369

(a)	The Schedule of Investments provides a geographic or industry categorization as well as a Positions by Industry summary.

As of the period ended July 31, 2017, no securities were transferred from one level (as of October 31, 2016) to another.
The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2017:

Other Financial Instruments (000's omitted)	Level 1	Level 2	Level 3(b)		Total
Futures(a)
Assets	$51	$—	$—		$51
Liabilities	(21)	—	—		(21)
Forward Contracts(a)
Assets	—	769	—		769
Liabilities	—	(765)	—		(765)
Options Written
Liabilities	(10)	—	(0	)(c)	(10)
Total	$20	$4	$(0	)(c)	$24

(a)	Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited)(cont'd)

	Beginning balance, as of 11/1/2016	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2017
Other Financial Instruments (000's omitted)
Options Written(d)	$—	$—	$0(c)	$0(c)	$0(c)	$(0)(c)	$—	$—	$(0)(c)	$0(c)
Total	$—	$—	$0(c)	$0(c)	$0(c)	$(0)(c)	$—	$—	$(0)(c)	$0(c)

(c)	Amount less than one thousand.

(d)
As of the period ended July 31, 2017, these investments were valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security.

§	Investments in Affiliates(a):

	Balance of Shares Held October 31, 2016	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held July 31, 2017	Value July 31, 2017	Distributions from Investments in Affiliated Issuers(b)	Net Realized Gain (Loss) from Investments in Affiliated Issuers
Neuberger Berman Emerging Markets Debt Fund Institutional Class	122,360	3,146	69,603	55,903	$508,158	$29,228	$(21,086)

Neuberger Berman Emerging Markets Equity Fund Class R6	83,409	3,934	19,128	68,215	1,326,783	7,540	35,217

Neuberger Berman Floating Rate Income Fund Institutional Class	155,344	2,641	114,919	43,066	428,506	27,584	1,743

Neuberger Berman Genesis Fund Class R6	19,987	4,831	920	23,898	1,432,441	87,223	108

Neuberger Berman High Income Bond Fund Class R6	48,844	111,871	28,848	131,867	1,165,700	27,605	(981)

Neuberger Berman International Select Fund Institutional Class	344,206	26,400	370,606	—	—	50,093	163,249

Neuberger Berman International Select Fund Class R6	—	335,966	25,410	310,556	3,838,469	—	20,527

Neuberger Berman Long Short Credit Fund Class R6	82,815	2,536	3,426	81,925	789,760	24,142	428

Neuberger Berman Risk Balanced Commodity Strategy Fund Institutional Class	97,139	69,098	5,671	160,566	982,664	—*	(8,057)

Neuberger Berman U.S. Equity Index PutWrite Strategy Fund Class R6	86,224	14,803	897	100,130	1,116,451	5,870	240
See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited)(cont'd)
Total	$11,588,932	$259,285	$191,388

(a)
Affiliated issuers, as defined in the Investment Company Act of 1940, as amended (the "1940 Act").  Neuberger Berman Alternative Funds and Neuberger Berman Investment Advisers LLC ("Management") have obtained an exemptive order from the Securities and Exchange Commission that permits the Funds to invest in both affiliated and unaffiliated investment companies, including exchange-traded funds, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order.

(b)	Distributions received include distributions from net investment income and net realized capital gains, if any, from the other investment companies managed by Management.

*	Non-income producing security.

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited)(cont'd)

POSITIONS BY INDUSTRY

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Investment Companies*	$11,589	53.1%
U.S. Treasury Obligations	1,924	8.8%
Mortgage-Backed Securities	1,592	7.3%
Banks	758	3.5%
Exchange Traded Funds	529	2.4%
Asset-Backed Securities	427	2.0%
Insurance	330	1.5%
Media	272	1.2%
Software	233	1.1%
Food & Staples Retailing	231	1.1%
Oil, Gas & Consumable Fuels	219	1.0%
Computers	209	1.0%
Pharmaceuticals	194	0.9%
Telecommunications	185	0.8%
Metals & Mining	181	0.8%
Technology Hardware, Storage & Peripherals	181	0.8%
Health Care Providers & Services	178	0.8%
Oil & Gas	161	0.7%
Equity Real Estate Investment Trusts	152	0.7%
Health Care Equipment & Supplies	143	0.6%
Electronic Equipment, Instruments & Components	137	0.6%
Internet Software & Services	137	0.6%
U.S. Government Agency Securities	135	0.6%
Biotechnology	133	0.6%
Semiconductors & Semiconductor Equipment	125	0.6%
Communications Equipment	124	0.6%
Automobiles	118	0.5%
Construction & Engineering	113	0.5%
Food Products	109	0.5%
Diversified Financial Services	99	0.5%
Life Science Tools & Services	99	0.5%
Trading Companies & Distributors	99	0.5%
Hotels, Restaurants & Leisure	97	0.4%
Electric Utilities	89	0.4%
Household Durables	87	0.4%
Capital Markets	84	0.4%
Energy Equipment & Services	83	0.4%
Chemicals	80	0.4%
Specialty Retail	80	0.4%
Aerospace & Defense	76	0.3%
Diversified Telecommunication Services	71	0.3%
Auto Components	70	0.3%
Pipelines	70	0.3%
Foreign Government**	70	0.3%
Auto Manufacturers	68	0.3%
Industrial Conglomerates	66	0.3%
Airlines	60	0.3%
Household Products	57	0.3%
Mortgage Real Estate Investment Trust	56	0.3%
Wireless Telecommunication Services	56	0.3%
Machinery	53	0.2%
IT Services	45	0.2%
Professional Services	41	0.2%
Electrical Equipment	39	0.2%
Commercial Services & Supplies	39	0.2%
Multi-Utilities	36	0.2%

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited)(cont'd)

Tobacco	35	0.2%
Iron - Steel	33	0.2%
Road & Rail	33	0.2%
Diversified Consumer Services	29	0.1%
Building Products	27	0.1%
Mining	25	0.1%
Internet & Direct Marketing Retail	25	0.1%
Beverages	25	0.1%
Real Estate Management & Development	23	0.1%
Agriculture	22	0.1%
Healthcare - Products	22	0.1%
Personal Products	22	0.1%
Commercial Services	19	0.1%
Independent Power Producers & Energy Traders	18	0.1%
Textiles, Apparel & Luxury Goods	15	0.1%
Multiline Retail	14	0.1%
Paper & Forest Products	14	0.1%
Air Freight & Logistics	12	0.0%
Containers & Packaging	10	0.0%
Distributors	10	0.0%
Gas Utilities	10	0.0%
Thrifts & Mortgage Finance	8	0.0%
Leisure Products	7	0.0%
Transportation Infrastructure	2	0.0%
Short-Term Investments and Other Assets-Net	(1,311)	(6.0)%

	$21,838	100.0%

*
Each position is an Investment Company under the 1940 Act and is not treated as an industry for purposes of the Fund's policy on industry concentration. This represents the aggregate of all investment companies.

**	Each foreign government is deemed its own industry. This represents the aggregate of all foreign governments.

See Notes to Schedule of Investments

Schedule of Investments Hedged Option Premium Strategy Fund
(Unaudited) July 31, 2017

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)

U.S. Treasury Obligations 87.9%
	U.S. Treasury Notes
$1,000	1.25%, due 12/15/18	$999
1,000	0.88%, due 6/15/19	992
1,000	1.38%, due 12/15/19	999	(a)
2,000	1.63%, due 3/15/20 – 6/30/20	2,009	(a)
100	1.50%, due 6/15/20	100
	Total U.S. Treasury Obligations (Cost $5,099)	5,099
NUMBER OF CONTRACTS
(000's omitted)

Options Purchased 0.0%(b)

Call Options 0.0%(b)

Index 0.0%(b)
2	S&P 500 Index 8/4/17 @ 2,675	0	(c)(d)
6	S&P 500 Index 8/4/17 @ 2,700	0	(c)(d)
8	S&P 500 Index 8/11/17 @ 2,700	0	(c)
6	S&P 500 Index 8/18/17 @ 2,700	0	(c)(d)
2	S&P 500 Index 8/25/17 @ 2,700	0	(c)(d)
		0
Put Options 0.0%(b)

Index 0.0%(b)
3	S&P 500 Index 8/4/17 @ 2,180	0	(c)(d)
2	S&P 500 Index 8/4/17 @ 2,215	0	(c)(d)
2	S&P 500 Index 8/4/17 @ 2,225	0	(c)
3	S&P 500 Index 8/11/17 @ 2,215	0	(c)
4	S&P 500 Index 8/11/17 @ 2,225	0	(c)
5	S&P 500 Index 8/18/17 @ 2,225	0	(c)
4	S&P 500 Index 8/25/17 @ 2,225	1
		1
	Total Options Purchased (Cost $3)	1
NUMBER OF SHARES

Short-Term Investment 12.1%

Investment Company 12.1%
700,483	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.94% (Cost $700)	700	(e)(f)

	Total Investments 100.0% (Cost $5,803)	5,800	##

	Other Assets Less Liabilities 0.0%(b)	2	(g)

	Net Assets 100.0%	$5,802

(a)	All or a portion of the security is pledged as collateral for options written.
(b)	Represents less than 0.05% of net assets.
(c)	Amount less than one thousand.
(d)
Security fair valued as of July 31, 2017 in accordance with procedures approved by the Board of Trustees (the “Board”). Total value of all such securities at July 31, 2017 amounted to approximately $0, which represents 0.0% of net assets of the Fund.

(e)	All or a portion of this security is segregated in connection with obligations for options written with a total value of approximately $700,000.
(f)	Represents 7-day effective yield as of July 31, 2017.
(g)	Includes the impact of the Fund's open positions in derivatives at July 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments Hedged Option Premium Strategy Fund
(Unaudited) (cont’d)

Derivative Instruments

Written option contracts ("options written")

At July 31, 2017, the Fund had outstanding options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
S&P 500 Index, Put	3	$2,375	8/4/2017	$(135)
S&P 500 Index, Put	2	2,425	8/4/2017	(210)
S&P 500 Index, Put	2	2,445	8/4/2017	(385)
S&P 500 Index, Call	2	2,475	8/4/2017	(950)
S&P 500 Index, Call	6	2,495	8/4/2017	(285)
S&P 500 Index, Put	3	2,410	8/11/2017	(818)
S&P 500 Index, Put	2	2,435	8/11/2017	(860)
S&P 500 Index, Put	2	2,445	8/11/2017	(1,080)
S&P 500 Index, Call	3	2,495	8/11/2017	(548)
S&P 500 Index, Call	5	2,510	8/11/2017	(275)
S&P 500 Index, Put	3	2,420	8/18/2017	(1,770)
S&P 500 Index, Put	2	2,435	8/18/2017	(1,520)
S&P 500 Index, Call	3	2,505	8/18/2017	(578)
S&P 500 Index, Call	3	2,520	8/18/2017	(218)
S&P 500 Index, Put	4	2,420	8/25/2017	(3,280)
S&P 500 Index, Call	2	2,520	8/25/2017	(265)
Total (premium received: $24,879)				$(13,177)

At July 31, 2017, the Fund had securities pledged in the amount of $1,501,543 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments Hedged Option Premium Strategy Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)		Total
Investments:
U.S. Treasury Obligations	$—	$5,099	$—		$5,099
Options Purchased(a)	1	—	0	(c)	1
Short-Term Investment	—	700	—		700
Total Investments	$1	$5,799	$0	(c)	$5,800

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.
(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 4/12/2017	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2017
Investments in Securities: (000’s omitted)
Options Purchased(d)
Call Options Index	$—	$—	$—	$(0)(c)	$0(c)	$—	$—	$—	$0(c)	$(0)(c)
Put Options Index	—	—	—	(1)	1	—	—	—	0(c)	(1)
Total	$—	$—	$—	$(1)	$0(c)	$—	$—	$—	$0(c)	$(1)
(c)	Amount less than one thousand.

(d)	As of the period ended July 31, 2017, these investments were valued based on using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security.

As of the period ended July 31, 2017, no securities were transferred from one level (as of April 12, 2017 (Commencement of Operations)) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2017:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(13)	$—	$—	$(13)
Total	$(13)	$—	$—	$(13)

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund
(Unaudited) July 31, 2017

Number of Shares		Value (000's omitted)
Long Positions 98.9%
Common Stocks 77.3%
Aerospace & Defense 3.3%
184,000	General Dynamics Corp.	$36,125
171,900	Raytheon Co.	29,527
2,625,456	Wesco Aircraft Holdings, Inc.	28,486	*(a)
		94,138
Airlines 1.4%
796,000	Delta Air Lines, Inc.	39,291	(a)
Banks 3.3%
683,700	JPMorgan Chase & Co.	62,764	(a)
615,800	U.S. Bancorp	32,502	(b)
		95,266
Beverages 0.6%
155,200	PepsiCo, Inc.	18,098
Biotechnology 1.9%
168,300	Celgene Corp.	22,789	*
431,000	Gilead Sciences, Inc.	32,795
		55,584
Capital Markets 4.3%
68,787	BlackRock, Inc.	29,340
1,052,898	Brookfield Asset Management, Inc. Class A	40,947	(a)
280,100	CME Group, Inc.	34,346
82,000	Goldman Sachs Group, Inc.	18,477
		123,110
Chemicals 1.9%
383,000	Ashland Global Holdings, Inc.	24,884
92,900	PPG Industries, Inc.	9,778
820,000	Valvoline, Inc.	18,589
		53,251
Construction & Engineering 0.7%
122,500	Valmont Industries, Inc.	18,706
Consumer Finance 0.6%
597,228	Synchrony Financial	18,108	(a)(b)
Diversified Financial Services 0.9%
927,700	CF Corp.	12,051	*
1,215,900	CF Corp. Class A	13,156	*
		25,207
Electric Utilities 2.6%
1,370,500	Brookfield Infrastructure Partners LP	55,450
120,800	NextEra Energy, Inc.	17,648
		73,098
Electronic Equipment, Instruments & Components 2.4%
317,200	Amphenol Corp. Class A	24,304
700,200	CDW Corp.	44,414	(a)
		68,718
Energy Equipment & Services 1.1%
474,300	Schlumberger Ltd.	32,537
Equity Real Estate Investment Trusts 1.2%
155,400	SBA Communications Corp.	21,375	*

Number of Shares		Value (000's omitted)
418,400	Weyerhaeuser Co.	$13,816
		35,191
Food & Staples Retailing 3.9%
167,000	Costco Wholesale Corp.	26,471
494,700	CVS Health Corp.	39,542	(a)
336,700	Sprouts Farmers Market, Inc.	8,104	*
859,600	Whole Foods Market, Inc.	35,897	(a)
		110,014
Food Products 2.1%
1,430,000	Conagra Brands, Inc.	48,963	(a)
273,010	Hain Celestial Group, Inc.	12,206	*
		61,169
Health Care Equipment & Supplies 2.2%
1,017,297	DENTSPLY SIRONA, Inc.	63,103	(a)
Health Care Providers & Services 3.6%
1,095,300	DaVita, Inc.	70,953	*(a)
289,084	R1 RCM, Inc.	980	*
169,000	UnitedHealth Group, Inc.	32,416
		104,349
Hotels, Restaurants & Leisure 2.7%
156,400	Marriott International, Inc. Class A	16,295
183,000	McDonald's Corp.	28,391
321,000	Starbucks Corp.	17,328
145,400	Wyndham Worldwide Corp.	15,175
		77,189
Household Durables 0.4%
218,800	Lennar Corp. Class A	11,474
Independent Power and Renewable Electricity Producers 1.3%
621,600	Calpine Corp.	8,939	*
1,190,700	NRG Energy, Inc.	29,315
		38,254
Internet & Direct Marketing Retail 3.2%
26,700	Amazon.com, Inc.	26,374	*
241,897	Expedia, Inc.	37,849
8,200	Priceline Group, Inc.	16,634	*
292,900	TripAdvisor, Inc.	11,429	*
		92,286
Internet Software & Services 4.5%
52,900	Alphabet, Inc. Class A	50,017	*(b)
10,353	Alphabet, Inc. Class C	9,633	*
838,500	eBay, Inc.	29,960	*(b)
228,000	Facebook, Inc. Class A	38,589	*
		128,199
IT Services 3.5%
246,600	PayPal Holdings, Inc.	14,438	*
590,300	Visa, Inc. Class A	58,770	(a)
254,459	WEX, Inc.	27,655	*
		100,863

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund
(Unaudited) (cont’d)

Number of Shares		Value (000's omitted)
Machinery 1.9%
773,816	Allison Transmission Holdings, Inc.	$29,250
603,700	Gardner Denver Holdings, Inc.	13,861	*
140,900	Ingersoll-Rand PLC	12,382
		55,493
Mortgage Real Estate Investment Trust 0.6%
777,400	Starwood Property Trust, Inc.	17,134
Multi-Utilities 0.6%
265,000	WEC Energy Group, Inc.	16,687
Oil, Gas & Consumable Fuels 3.5%
1,204,800	Cabot Oil & Gas Corp.	29,963	(a)
1,654,000	Enbridge, Inc.	68,575	(a)
		98,538
Pharmaceuticals 0.6%
275,100	Bristol-Myers Squibb Co.	15,653
Professional Services 4.1%
238,400	Advisory Board Co.	13,398	*(a)
1,300,000	IHS Markit Ltd.	60,645	*(a)
480,000	Verisk Analytics, Inc.	41,885	*(a)
		115,928
Real Estate Management & Development 0.3%
528,900	Five Point Holdings LLC Class A	7,881	*
Road & Rail 1.3%
276,200	CSX Corp.	13,628
212,800	Norfolk Southern Corp.	23,957	(a)
		37,585
Semiconductors & Semiconductor Equipment 0.8%
150,000	ASML Holding NV	22,549
Specialty Retail 4.5%
155,000	Asbury Automotive Group, Inc.	8,370	*
399,000	Home Depot, Inc.	59,691	(a)
997,200	Party City Holdco, Inc.	13,911	*
693,102	Tractor Supply Co.	38,897
35,000	Ulta Salon Cosmetics & Fragrance, Inc.	8,792	*
		129,661
Technology Hardware, Storage & Peripherals 1.7%
241,200	Apple, Inc.	35,874
153,000	Western Digital Corp.	13,023
		48,897
Textiles, Apparel & Luxury Goods 2.3%
191,800	lululemon Athletica, Inc.	11,823	*
452,000	PVH Corp.	53,919	(a)
		65,742
Tobacco 0.4%
99,300	Philip Morris International, Inc.	11,589
Trading Companies & Distributors 0.2%
180,000	HD Supply Holdings, Inc.	5,848	*
Water Utilities 0.9%
310,500	American Water Works Co., Inc.	25,181
Total Common Stocks (Cost $1,778,392)		2,211,569
Number of Shares		Value (000's omitted)
Preferred Stock 0.4%
Health Care 0.4%
1,315,490	Moderna Therapeutics Ser. F (Cost $11,550)	$11,550	(c)(l)
Principal Amount (000's omitted)
Corporate Bonds 7.1%
Commercial Services 0.7%
$10,152	APX Group, Inc., 8.75%, due 12/1/20	10,431
9,990	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, due 5/15/23	11,151	(e)
		21,582
Food 0.6%
20,085	Fresh Market, Inc., 9.75%, due 5/1/23	16,470	(e)
Healthcare-Services 0.8%
8,740	DaVita, Inc., 5.75%, due 8/15/22	9,024
10,285	HCA, Inc., 5.88%, due 3/15/22	11,375
3,125	Surgery Center Holdings, Inc., 8.88%, due 4/15/21	3,391	(e)
		23,790
Household Products - Wares 0.1%
3,103	Kronos Acquisition Holdings, Inc., 9.00%, due 8/15/23	3,118	(e)
Leisure Time 0.4%
11,015	Sabre GLBL, Inc., 5.25%, due 11/15/23	11,456	(e)
Oil & Gas 0.5%
12,295	Endeavor Energy Resources LP/EER Finance, Inc., 8.13%, due 9/15/23	13,156	(e)
Pipelines 0.7%
	NGPL PipeCo LLC
945	4.38%, due 8/15/22	972	(d)(e)(f)
10,284	7.77%, due 12/15/37	12,752	(e)
5,262	Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp., 6.50%, due 4/1/19	5,368
		19,092
Retail 2.9%
18,185	Argos Merger Sub, Inc., 7.13%, due 3/15/23	16,435	(e)
	PetSmart, Inc.
18,675	5.88%, due 6/1/25	17,940	(e)
33,874	8.88%, due 6/1/25	31,968	(e)
	Rite Aid Corp.
7,625	6.75%, due 6/15/21	7,911
8,592	9.25%, due 3/15/20	8,925
		83,179
Semiconductors 0.4%
10,902	MagnaChip Semiconductor Corp., 6.63%, due 7/15/21	10,384
Total Corporate Bonds (Cost $202,424)		202,227

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund
(Unaudited) (cont’d)

Principal Amount (000's omitted)		Value (000's omitted)
Convertible Bonds 0.5%
Pharmaceuticals 0.3%
$10,880	Impax Laboratories, Inc., 2.00%, due 6/15/22	$9,540
Semiconductors 0.2%
2,940	MagnaChip Semiconductor SA, 5.00%, due 3/1/21	4,322	(e)
Total Convertible Bonds (Cost $11,674)		13,862
Number of Contracts
Options Purchased 0.3%
Call Options 0.3%
Food & Staples Retailing 0.0%(g)
6,600	Sprouts Farmers Market, Inc. 12/15/17 @ 25	1,089
690	Whole Foods Market, Inc. 8/18/17 @ 43	2
		1,091
Food Products 0.1%
1,477	Conagra Brands, Inc. 12/15/17 @ 37	111
	Hain Celestial Group, Inc.
2,300	1/19/18 @ 37	2,104
2,770	2/16/18 @ 48	928
		3,143
Independent Power and Renewable Electricity Producers 0.0%(g)
	Calpine Corp.
9,240	8/18/17 @ 15	346
4,592	9/15/17 @ 15	253
		599
Index 0.0%(g)
	S&P 500 Index
120	9/15/17 @ 2,500	131
277	10/20/17 @ 2,550	195
		326
Life Science Tools & Services 0.1%
913	PAREXEL International Corp. 9/15/17 @ 75	1,173
Semiconductor Equipment 0.0%(g)
1,180	Analog Devices, Inc. 9/15/17 @ 85	83
Textiles, Apparel & Luxury Goods 0.0%(g)
	Under Armour, Inc.
3,694	8/4/17 @ 20.5	356
1,846	8/4/17 @ 21	146
		502
Trading Companies & Distributors 0.1%
5,822	Hd Supply Holdings, Inc. 12/15/17 @ 32.5	1,630
		8,547
Number of Contracts		Value (000's omitted)
Put Options 0.0%(g)
Household Durables 0.0%(g)
730	Tempur Sealy International, Inc. 1/19/18 @ 40	64
Total Options Purchased (Cost $6,372)		8,611
Number of Shares
Master Limited Partnership 0.3%
Oil, Gas & Consumable Fuel 0.3%
353,890	Plains All American Pipeline LP (Cost $10,735)	9,332
Short-Term Investment 13.0%
Investment Company 13.0%
370,951,329	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.94% (Cost $370,951)	370,951	(b)(h)
Total Long Positions (98.9%) (Cost $2,392,098)		2,828,102
Short Positions ((16.8)%)(i)
Common Stocks Sold Short (13.0)%
Aerospace & Defense (0.4)%
(83,500)	Hexcel Corp.	(4,272)
(21,000)	Lockheed Martin Corp.	(6,135)
		(10,407)
Auto Components (0.3)%
(173,000)	BorgWarner, Inc.	(8,086)
Automobiles (0.1)%
(76,756)	Harley-Davidson, Inc.	(3,736)
Banks (0.3)%
(171,509)	CIT Group, Inc.	(8,172)
Capital Markets (0.5)%
(510,800)	Federated Investors, Inc. Class B	(14,726)
Commercial Services & Supplies (0.2)%
(252,800)	Ritchie Bros Auctioneers, Inc.	(7,137)
Consumer Finance (0.3)%
(98,000)	Capital One Financial Corp.	(8,446)
Diversified Telecommunication Services (0.4)%
(275,300)	AT&T, Inc.	(10,737)
Electric Utilities (0.5)%
(274,000)	Southern Co.	(13,133)
Energy Equipment & Services (0.4)%
(112,357)	Core Laboratories NV	(11,295)
Equity Real Estate Investment Trusts (0.5)%
(195,000)	Lamar Advertising Co. Class A	(13,761)
Food & Staples Retailing (0.1)%
(40,000)	United Natural Foods, Inc.	(1,541)	*
Health Care Equipment & Supplies (0.5)%
(23,500)	Cooper Cos., Inc.	(5,731)
(15,300)	Straumann Holding AG	(8,647)
		(14,378)
Hotels, Restaurants & Leisure (0.9)%
(64,000)	BJ's Restaurants, Inc.	(2,259)	*
See Notes to Schedule of Investments

Schedule of Investments Long Short Fund
(Unaudited) (cont’d)

Number of Shares		Value (000's omitted)
(19,000)	Chipotle Mexican Grill, Inc.	$(6,532)	*
(175,400)	Chuy's Holdings, Inc.	(4,131)	*
(66,100)	Darden Restaurants, Inc.	(5,544)
(98,200)	DineEquity, Inc.	(4,040)
(24,000)	Domino's Pizza, Inc.	(4,476)
		(26,982)
Household Durables (0.8)%
(190,400)	Newell Brands, Inc.	(10,038)
(221,400)	Tempur Sealy International, Inc.	(12,768)	*
		(22,806)
Internet Software & Services (0.0)%(g)
(0)(j)	LogMeIn, Inc.	(0)	(j)
IT Services (1.8)%
(167,000)	Automatic Data Processing, Inc.	(19,858)
(183,597)	CGI Group, Inc. Class A	(9,696)	*
(123,700)	Paychex, Inc.	(7,156)
(741,000)	Western Union Co.	(14,635)
		(51,345)
Life Sciences Tools & Services (0.5)%
(96,000)	Agilent Technologies, Inc.	(5,740)
(41,900)	Thermo Fisher Scientific, Inc.	(7,355)
		(13,095)
Machinery (0.4)%
(61,619)	Dover Corp.	(5,176)
(84,700)	PACCAR, Inc.	(5,798)
		(10,974)
Media (0.3)%
(125,000)	CBS Corp. Class B	(8,229)
Multi-Utilities (0.4)%
(133,000)	Consolidated Edison, Inc.	(11,020)
Multiline Retail (0.3)%
(126,900)	Dollar General Corp.	(9,538)
Oil, Gas & Consumable Fuels (0.3)%
(146,000)	Valero Energy Corp.	(10,069)
Semiconductors & Semiconductor Equipment (0.4)%
(69,000)	NVIDIA Corp.	(11,213)
Specialty Retail (0.4)%
(149,000)	Gap, Inc.	(3,551)
(39,999)	Group 1 Automotive, Inc.	(2,382)
(275,000)	Sonic Automotive, Inc. Class A	(4,991)
		(10,924)
Technology Hardware, Storage & Peripherals (0.2)%
(218,000)	Seagate Technology PLC	(7,185)
Textiles, Apparel & Luxury Goods (1.4)%
(236,000)	NIKE, Inc. Class B	(13,936)
(62,800)	Ralph Lauren Corp.	(4,751)
(261,000)	VF Corp.	(16,231)
(148,393)	Wolverine World Wide, Inc.	(4,185)
		(39,103)
Thrifts & Mortgage Finance (0.4)%
(950,000)	New York Community Bancorp, Inc.	(12,473)
Total Common Stocks Sold Short (Proceeds $(360,193))		(370,511)
Principal Amount (000's omitted)	Value (000's omitted)
Corporate Bonds Sold Short (1.2)%
Diversified Financial Services (0.3)%
$(9,000)	Air Lease Corp., 3.00%, due 9/15/23	$(9,005)
Entertainment (0.1)%
(2,000)	AMC Entertainment Holdings, Inc., 5.75%, due 6/15/25	(2,058)
Lodging (0.1)%
(4,000)	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, due 3/1/25	(4,229)	(e)
Media (0.4)%
(7,000)	CBS Radio, Inc., 7.25%, due 11/1/24	(7,446)	(e)
(4,000)	Gray Television, Inc., 5.13%, due 10/15/24	(4,115)	(e)
		(11,561)
Oil & Gas (0.1)%
(4,000)	Apache Corp., 4.25%, due 1/15/44	(3,821)
Packaging & Containers (0.2)%
(4,000)	Reynolds Group Issuer, Inc., 7.00%, due 7/15/24	(4,345)	(e)
Total Corporate Bonds Sold Short (Proceeds $(34,070))		(35,019)
Number of Shares
Exchange Traded Funds Sold Short (2.3)%
(373,000)	Consumer Discretionary Select Sector SPDR Fund	(34,077)
(154,000)	iShares Core S&P Small-Cap ETF	(10,905)
(16,500)	SPDR S&P Retail ETF	(679)
(231,600)	Vanguard REIT ETF	(19,515)
Total Exchange Traded Funds Sold Short (Proceeds $(51,400))		(65,176)
Master Limited Partnership Sold Short (0.3)%
Oil, Gas & Consumable Fuels (0.3)%
(166,700)	Tallgrass Energy Partners LP (Proceeds $7,917))	(8,522)
Total Short Positions (Proceeds $(453,580))		(479,228)
Total Investments 82.1% (Cost $1,938,518)		2,348,874	##
Other Assets Less Liabilities 17.9%	511,232		(k)
Net Assets 100.0%		2,860,106

*	Non-income producing security.
(a)	All or a portion of the security is pledged as collateral for futures and/or options written.
(b)
All or a portion of this security is segregated in connection with obligations for securities sold short, options written, swaps, futures and/or when-issued security with a total value of approximately $481,273,000.

(c)
Security fair valued as of July 31, 2017 in accordance with procedures approved by the Board of Trustees (the "Board"). Total value of all such securities at July 31, 2017 amounted to approximately $11,550,000, which represents 0.4% of net assets of the Fund.

(d)	Illiquid security.

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund
(Unaudited) (cont’d)

(e)
Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2017, these securities amounted to approximately $143,131,000 of long positions and $(20,135,000) of short positions, which represents 5.0% and (0.7)%, respectively, of net assets of the Fund. Securities denoted with an (e) but without a (d) or (l) have been deemed by the investment manager to be liquid.

(f)	When-issued security. Total value of all such securities at July 31, 2017 amounted to approximately $972,000, which represents 0.0% of net assets of the Fund.
(g)	Represents less than 0.05% of net assets.
(h)	Represents 7-day effective yield as of July 31, 2017.
(i)	At July 31, 2017 the Fund had approximately $496,055,000 deposited in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.
(j)	Amount less than one thousand.
(k)	Includes the impact of the Fund's open positions in derivatives at July 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund
(Unaudited) (cont’d)

(l)    This security has been deemed by the investment manager to be illiquid, and is subject to restrictions on resale.

At July 31, 2017, this security amounted to approximately $11,550,000, which represents 0.4% of net assets of the Fund.

(000’s omitted)	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets	Value as of 7/31/2017	Fair Value Percentage of Net Assets as of 7/31/2017
Moderna Therapeutics (Ser. F Preferred Shares)	8/10/2016	$11,550	0.5%	$11,550	0.4%

Derivative Instruments

Futures contracts ("futures")

At July 31, 2017, open positions in futures for the Fund were as follows:

Expiration	Open Contracts	Position	Unrealized Appreciation/ (Depreciation)
9/15/2017	1,562 Russell 2000 Mini Index	Short	$72,632
9/15/2017	3,512 S&P 500 E-Mini Index	Short	(7,221,189)
9/15/2017	244 S&P MidCap 400 E-Mini Index	Short	(23,741)
9/20/2017	50 US. Treasury Long Bond	Short	(20,028)
Total			$(7,192,326)

At July 31, 2017, the notional value of futures for the Fund was $(595,213,998) for short positions. The Fund had $21,520,225 deposited in a segregated account to cover margin requirements on open futures.

Total return basket swap contracts (“total return basket swaps”)

At July 31, 2017, the Fund had outstanding total return basket swaps(a) as follows:

Counterparty	Description	Expiration Date(s)	Value
Goldman Sachs International	The Fund pays the total return on short positions and receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.	3/14/2018–10/9/2018	$536,597
(a) The following table represents the individual short positions and related values of the total return basket swaps with Goldman Sachs International as of July 31, 2017.

Reference Entity	Shares	Notional Value(b)	Net Unrealized Appreciation/ (Depreciation)
Short Positions
GSCBNINV
FS Investment Corp.	(26,313)	$(2,785,207)	$150,509
Prospect Capital Corp.	(23,248)	(2,460,858)	132,981
Apollo Investment Corp.	(15,962)	(1,689,545)	91,301
New Mountain Finance Corp.	(14,623)	(1,547,873)	83,645
Triangle Capital Corp.	(13,636)	(1,443,424)	78,001
Fifth Street Finance Corp.	(9,395)	(994,414)	53,737
PennantPark Investment Corp.	(7,827)	(828,494)	44,771
Medley Capital Corp.	(5,831)	(617,226)	33,354
THL Credit Inc.	(5,754)	(609,017)	32,910
Ares Capital Corp.	(4,556)	(482,240)	26,060
	(127,145)	(13,458,298)	727,269
GSCBNML3
Tallgrass Energy Partners LP	(20,525)	(2,001,971)	(40,308)
Summit Midstream Partners LP	(18,224)	(1,777,504)	(35,788)
Andeavor Logistics LP	(12,186)	(1,188,585)	(23,931)
Enable Midstream Partners LP	(10,232)	(997,993)	(20,094)
NuStar GP Holdings LLC	(10,148)	(989,771)	(19,928)
MPLX LP	(4,018)	(391,871)	(7,890)
	(75,333)	(7,347,695)	(147,939)
GSCBNML3
Tallgrass Energy Partners LP	(2,824)	(274,099)	(6,842)
Summit Midstream Partners LP	(2,507)	(243,367)	(6,074)
Andeavor Logistics LP	(1,676)	(162,735)	(4,062)
Enable Midstream Partners LP	(1,407)	(136,640)	(3,411)
NuStar GP Holdings LLC	(1,396)	(135,514)	(3,382)
MPLX LP	(553)	(53,653)	(1,339)
	(10,363)	(1,006,008)	(25,110)
Total Short Positions of Total Return Basket Swaps			$554,220
Net Cash and Other Receivables/(Payables)			(17,623)
Total Return Basket Swaps, at Value - Goldman Sachs International			$536,597
Total Return Basket Swaps, at Value			$536,597

(b)     Notional value represents the value (including any fees or commissions) of the short positions when they were established.

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund
(Unaudited) (cont’d)

Total return swap contracts (“total return swaps”)

At July 31, 2017, the Fund had outstanding over-the-counter (“OTC”) total return swaps as follows:

Short Total Return Swaps

Swap Counterparty	Reference Entity	Notional Value(a)	Termination Date	Variable- rate	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Total Fair Value
Citibank N.A.	Consumer Staples S&P US Select Source ETF	$(13,229,409)	11/15/2017	0.83%(b)	$(133,137)	$30,516	$(102,621)
Goldman Sachs International	Russell Mid-Cap Index Fund	(71,130,597)	1/28/2019	0.68%(c)	149,612	4,318	153,930	(i)
Citibank N.A.	SPDR S&P 500 Growth ETF	(6,713,703)	11/15/2017	0.93%(d)	(500,959)	15,486	(485,473)
Citibank N.A.	SPDR S&P 500 Growth ETF	(4,089,694)	11/15/2017	0.90%(e)	(131,910)	1,970	(129,940)
Citibank N.A.	SPDR S&P Retail ETF	(16,467,300)	1/24/2018	0.53%(f)	(202,500)	5,625	(196,875)
Citibank N.A.	United Natural Foods, Inc.	(2,436,571)	11/15/2017	0.90%(g)	(161,854)	809	(161,045)
Citibank N.A.	Utilities Select Sector SPDR ETF	(21,674,400)	9/21/2017	1.30%(h)	(1,742,400)	25,151	(1,717,249)
Total					$(2,723,148)	$83,875	$(2,639,273)

(a) Notional value represents the value (including any fees or commissions) of the short positions when they were established.
(b) 3-month LIBOR minus 0.35% as of 5/12/2017.
(c) 1-month LIBOR minus 0.55% as of 7/26/2017.
(d) 3-month LIBOR minus 0.25% as of 5/12/2017.
(e) 3-month LIBOR minus 0.35% as of 6/14/2017.
(f) 1-month LIBOR minus 0.70% as of 7/14/2017.
(g) 1-month LIBOR minus 0.35% as of 7/12/2017.
(h) 1-month LIBOR plus 0.07% as of 7/17/2017.
(i) Security fair valued as of July 31, 2017 in accordance with procedures approved by the Board.

At July 31, 2017, the Fund had cash collateral of $5,410,000 and $8,530,000 deposited in segregated accounts for Citibank, N.A and Goldman Sachs International, respectively, to cover collateral requirements on OTC derivatives.

Written option contracts (“options written”)

At July 31, 2017, the Fund had outstanding options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
Advisory Board Co., Call	1,385	$57.5	9/15/2017	$(303,705)	(a)
Advisory Board Co., Put	1,385	45	9/15/2017	(45,013)
Analog Devices, Inc., Put	1,180	70	9/15/2017	(53,100)
Analog Devices, Inc., Put	1,180	72.5	9/15/2017	(94,400)
Ashland Global Holdings, Inc., Call	780	70	10/20/2017	(70,200)
Ashland Global Holdings, Inc., Put	900	60	10/20/2017	(99,000)
Cabot Oil & Gas Corp., Call	2,725	27	10/20/2017	(211,188)
Calpine Corp., Put	4,592	11	9/15/2017	(45,920)	(c)
Calpine Corp., Put	5,540	13	12/15/2017	(304,700)
Conagra Brands, Inc., Put	1,850	30	12/15/2017	(92,500)
Costco Wholesale Corp., Put	370	150	10/20/2017	(88,060)
DaVita, Inc., Put	941	60	10/20/2017	(108,215)
Enbridge Energy Partners L.P., Put	4,620	15	1/19/2018	(485,100)
Hain Celestial Group, Inc., Put	4,620	38	2/16/2018	(773,850)
HD Supply Holdings, Inc., Put	10,190	27.5	12/15/2017	(815,200)
Norfolk Southern Corp., Call	600	125	12/15/2017	(123,000)
NRG Energy, Inc., Put	3,700	21	1/19/2018	(434,750)
PAREXEL International Corp., Put	913	70	9/15/2017	(0)	(b)(c)
PayPal Holdings, Put	1,210	55	10/20/2017	(158,510)
PayPal Holdings, Put	1,820	50	6/15/2018	(447,720)
Plains All American Pipeline LP, Put	1,825	26	8/18/2017	(104,937)
Schlumberger Ltd., Put	349	17.5	8/18/2017	(11,342)
S&P 500 Index, Put	120	2,175	9/15/2017	(30,900)
Sprouts Farmers Market, Inc., Put	9,240	17.5	12/15/2017	(184,800)
Synchrony Financial, Call	1,450	41	9/15/2017	(0)	(b)(c)
Synchrony Financial, Call	2,220	32	12/15/2017	(260,850)
Tempur Sealy International, Inc., Call	730	55	1/19/2018	(554,800)
Tractor Supply Co., Call	700	60	8/18/2017	(14,000)
Tractor Supply Co., Call	314	60	10/20/2017	(36,895)
TripAdvisor, Inc., Put	1,485	40	9/15/2017	(467,775)
Under Armour, Inc., Put	7,575	15	10/20/2017	(136,350)
Valmont Industries, Inc., Call	350	165	12/15/2017	(136,500)
Valmont Industries, Inc., Put	360	135	9/15/2017	(18,900)
Verisk Analytics, Inc., Put	600	75	12/15/2017	(40,500)
Wex, Inc., Put	620	95	8/18/2017	(0)	(b)(c)
Wyndham Worldwide Corp., Call	900	90	8/18/2017	(1,314,000)
Total (premium received: $9,238,128)				$(8,066,680)

At July 31, 2017, the Fund  had securities pledged in the amount of $68,622,203 to cover collateral requirements for options written.

(a)	OTC option. Counterparty is UBS Securities LLC.

(b)	Amount less than one dollar.

(c)	Security fair valued as of July 31, 2017 in accordance with procedures approved by the Board.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2017:

Asset Valuation Inputs (000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks(a)	$2,211,569	$—	$—	$2,211,569
Preferred Stock(a)	—	—	11,550	11,550
Corporate Bonds(a)	—	202,227	—	202,227
Convertible Bonds(a)	—	13,862	—	13,862
Options Purchased(a)	8,611	—	—	8,611
Master Limited Partnership(a)	9,332	—	—	9,332
Short-Term Investment	—	370,951	—	370,951
Total Long Positions	$2,229,512	$587,040	$11,550	$2,828,102

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2016	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2017
Investments in Securities:
(000’s omitted)
Preferred Stock Health Care	$11,550	$-	$-	$-	$-	$-	$-	$-	$11,550	$-
Total	$11,550	$-	$-	$-	$-	$-	$-	$-	$11,550	$-

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of July 31, 2017.

Asset class	Fair value at 7/31/2017	Valuation techniques	Unobservable input	Amount or range per unit	Input value per unit	Impact to valuation From decrease in input(c)
Preferred Stock	$11,550,002	Market Transaction Method	Transaction Price	$8.78	$8.78	Decrease

(c)
Represents the expected directional change in the fair value of the Level 3 investments that would result from a decrease in the corresponding input. An increase to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2017:

Liabilities Valuation Inputs (000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short(a)	$(370,511)	$—	$—	$(370,511)
Corporate Bonds Sold Short(a)	—	(35,019)	—	(35,019)
Exchange Traded Funds Sold Short	(65,176)	—	—	(65,176)
Master Limited Partnership Sold Short(a)	(8,522)	—	—	(8,522)
Total Short Positions	$(444,209)	$(35,019)	$—	$(479,228)

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

As of the period ended July 31, 2017, no securities were transferred from one level (as of October 31, 2016) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2017:

Other Financial Instruments (000's omitted)	Level 1	Level 2	Level 3(b)	Total
Futures(a)
Assets	$73	$—	$—	$73
Liabilities	(7,265)	—	—	(7,265)
Swaps(a)
Assets	—	881	—	881
Liabilities	—	(2,984)	—	(2,984)
Options Written
Liabilities	(7,717)	(304)	(46)	(8,067)
Total	$(14,909)	$(2,407)	$(46)	$(17,362)

(a)
Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument. Swaps are reported at the cumulative unrealized appreciation/(depreciation), with the exception of total return swaps, which are reported in the table at value.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2016	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2017
Other Financial Instruments:
(000’s omitted)
Options Written(c)	$(7)	$-	$394	$229	$27	$(689)	$-	$-	$(46)	$108
Total	$(7)	$-	$394	$229	$27	$(689)	$-	$-	$(46)	$108

(c)
As of the period ended July 31, 2017, these investments were valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security.

See Notes to Schedule of Investments

Schedule of Investments Long Short Credit Fund
(Unaudited) July 31, 2017

NUMBER OF SHARES	VALUE†
(000's omitted)
Common Stocks 0.7%
Food & Staples Retailing 0.2%
1,000	Whole Foods Market, Inc.	$42

Oil, Gas & Consumable Fuel 0.3%
2,500	Williams Cos., Inc.	79

Semiconductors & Semiconductor Equipment 0.2%
600	NXP Semiconductors NV	66	*
	Total Common Stocks (Cost $178)	187
PRINCIPAL AMOUNT(a)
(000's omitted)
Loan Assignments (b) 11.3%
All Telecom 3.1%

$800	Intelsat Jackson HLDG, First Lien Term Loan B2, 4.00%, due 6/30/19	797
Automotive 1.0%
249	Navistar, Inc., First Lien Term Loan B, 5.23%, due 8/7/20	251
Health Care 0.9%
235	Grifols SA, First Lien Term Loan B, due 1/19/25	236	(c)(d)
Lodging & Casinos 1.9%
495	Caesars Growth Properties, First Lien Term Loan, 4.23%, due 5/8/21	499
Nonferrous Metals - Minerals 1.9%
504	Peabody Energy Corp., First Lien Term Loan, 5.73%, due 2/7/22	508
Oil & Gas 2.5%
600	Chesapeake Energy Corp., First Lien Term Loan, 8.69%, due 8/23/21	644

	Total Loan Assignments (Cost $2,885)	2,935
NUMBER OF SHARES

Preferred Stock 3.1%
Banks 3.1%
30,000	GMAC Capital Trust I, Ser. 2, 6.97%(Cost $752)	797	(b)
PRINCIPAL AMOUNT(a)
(000's omitted)

Convertible Bonds 1.4%

Electrical Equipment 0.9%
$250	SolarCity Corp., 2.75%, due 11/1/18	247

Machinery 0.5%
120	Navistar International Corp., 4.50%, due 10/15/18	121
	Total Convertible Bonds (Cost $367)	368

Corporate Bonds 76.1%

Agriculture 0.9%
235	Philip Morris Int'l, Inc., 1.13%, due 8/21/17	235

Auto Manufacturers 0.8%
200	American Honda Finance Corp., 1.54%, due 12/11/17	200	(b)

Banks 12.2%
500	Barclays Bank PLC, 7.63%, due 11/21/22	580
400	Barclays PLC, 8.25%, due 12/29/49	425	(b)
400	Capital One N.A., 1.85%, due 2/5/18	401	(b)
550	HSBC Holdings PLC, 6.88%, due 12/29/49	603	(b)
800	JPMorgan Chase & Co., Ser. 1, 7.90%, due 12/29/49	830	(b)
300	Royal Bank of Scotland Group PLC, 8.63%, due 12/29/49	331	(b)
		3,170
Building Materials 3.7%
900	Cemex Finance LLC, 9.38%, due 10/12/22	956	(e)

Chemicals 1.0%
250	Braskem Finance Ltd., 5.75%, due 4/15/21	265	(e)

Commercial Services 2.1%
450	Ashtead Capital, Inc., 6.50%, due 7/15/22	467	(e)
75	United Rentals N.A., Inc., 7.63%, due 4/15/22	78
		545
Computers 0.8%
200	Dell International LLC/EMC Corp., 5.88%, due 6/15/21	210	(e)

Diversified Financial Services 6.2%
300	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, due 4/1/20	308	(e)
900	Nationstar Mortgage LLC/Nationstar Capital Corp., 9.63%, due 5/1/19	928	(f)
350	OneMain Financial Holdings LLC, 7.25%, due 12/15/21	369	(e)
		1,605
Electric 1.6%
400	Duke Energy Progress LLC, 1.37%, due 11/20/17	400	(b)

Food 0.4%
100	JBS USA LUX SA/JBS USA Finance, Inc., 8.25%, due 2/1/20	101	(e)

Forest Products & Paper 3.3%
800	Suzano Trading Ltd., 5.88%, due 1/23/21	857	(e)

Healthcare - Services 1.3%
300	HCA, Inc., 5.25%, due 6/15/26	325

Iron/Steel 1.0%
	Steel Dynamics, Inc.
100	6.38%, due 8/15/22	104
150	5.13%, due 10/1/21	154
		258
Media 11.5%
250	Altice Financing SA, 7.50%, due 5/15/26	277	(e)
700	Altice Luxembourg SA, 7.75%, due 5/15/22	744	(e)
133	Cablevision Systems Corp., 8.63%, due 9/15/17	134	(f)
419	CSC Holdings LLC, 10.88%, due 10/15/25	523	(e)(f)
684	NBCUniversal Enterprise, Inc., 1.99%, due 4/15/18	687	(b)(e)
200	Numericable-SFR SA, 7.38%, due 5/1/26	216	(e)
160	Sinclair Television Group, Inc., 5.13%, due 2/15/27	158	(e)
250	Univision Communications, Inc., 5.13%, due 2/15/25	251	(e)
		2,990
Mining 3.4%
200	First Quantum Minerals Ltd., 7.00%, due 2/15/21	207	(e)
600	FMG Resources (August 2006) Pty Ltd., 9.75%, due 3/1/22	682	(e)
		889

Oil & Gas 11.7%
	500	Chevron Corp., 1.54%, due 11/9/17	500	(b)(g)
	500	Citgo Holding, Inc., 10.75%, due 2/15/20	527	(e)
	400	PBF Holding Co. LLC/PBF Finance Corp., 7.25%, due 6/15/25	392	(e)
		Petrobras Global Finance BV
EUR	300	5.88%, due 3/7/22	398
	$450	6.13%, due 1/17/22	473
	250	Seadrill Ltd., 6.13%, due 9/15/17	74	(e)(h)
	600	YPF SA, 8.50%, due 3/23/21	666	(e)
			3,030
Pipelines 1.0%
250	DCP Midstream Operating L.P., 2.50%, due 12/1/17	249

Semiconductors 0.8%
200	NXP BV/NXP Funding LLC, 4.63%, due 6/1/23	216	(e)

Software 2.6%
400	Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% Cash/7.88% PIK, due 5/1/21	414	(e)(i)
250	Rackspace Hosting, Inc., 8.63%, due 11/15/24	270	(e)
		684
Telecommunications 9.8%
250	Frontier Communications Corp., 11.00%, due 9/15/25	228
100	Intelsat Jackson Holdings SA, 9.75%, due 7/15/25	103	(e)
	Sprint Nextel Corp.
315	9.00%, due 11/15/18	341	(e)
300	7.00%, due 8/15/20	328
300	Telesat Canada/Telesat LLC, 8.88%, due 11/15/24	338	(e)
	Wind Acquisition Finance SA
575	4.75%, due 7/15/20	582	(e)
600	7.38%, due 4/23/21	625	(e)
		2,545
	Total Corporate Bonds (Cost $19,537)	19,730

Foreign Government Securities 4.7%
	Argentine Republic Government International Bond
400	6.88%, due 4/22/21	431
400	2.50%, due 12/31/38	259	(h)
500	Brazilian Government International Bond, 4.88%, due 1/22/21	530
	Total Foreign Government Securities (Cost $1,234)	1,220
NOTIONAL AMOUNT

Swaptions Purchased 0.0%(j)

Put Swaptions 0.0%(j)
5,000,000	CDX.NA.IG.28.V1, Strike rate 65%, expires 9/20/2022, Counterparty Goldman Sachs International (Cost $4)	4
NUMBER OF SHARES

Short-Term Investment 0.7%
Investment Company 0.7%
165,839	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.94% (Cost $166)	166	(f)(k)

	Total Investments 98.0% (Cost $25,123)	25,407	##

	Other Assets Less Liabilities 2.0%	519	(l)

	Net Assets 100.0%	$25,926

*	Non-income producing security.
(a)	Principal amount is stated in the currency in which the security is denominated. EUR=Euro
(b)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2017 and changes periodically.
(c)	All or a portion of this security was purchased on a delayed delivery basis.
(d)	All or a portion of this security has not settled as of July 31, 2017 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(e)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2017, these securities amounted to approximately $11,826,000, which represents 45.6% of net assets for the Fund. These securities have been deemed by the investment manager to be liquid.

(f)
All or a portion of this security is segregated in connection with obligations for delayed delivery securities, forward foreign currency contracts, futures, swaps and/or reverse repurchase agreements with a total value of approximately $1,596,000.

(g)	All or a portion of this security is pledged as collateral for reverse repurchase agreements.
(h)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of July 31, 2017.

(i)	Payment-in-kind (PIK) security.
(j)	Represents less than 0.05% of net assets.
(k)	Represents 7-day effective yield as of July 31, 2017.
(l)	Includes the impact of the Fund's open positions in derivatives at July 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments Long Short Credit Fund
(Unaudited)(cont’d)

Reverse Repurchase Agreements

At July 31, 2017, open positions in reverse repurchase agreements for the Fund were as follows:

Counterparty	Trade Date	Maturity Date(a)	Interest Rate Paid (Received)	Principal Amount	Value including Accrued Interest	Type of Underlying Collateral	Value of Securities Pledged as Collateral	Remaining Contractual Maturity of the Agreements(a)
Citigroup Global Markets, Inc.	6/16/2017 & 6/29/2017	Open/Demand	2.08%	$802,000	$811,590	Corporate Bonds	$1,000,611(b)	Overnight and Continuous

(a)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(b)	Includes a security that has been sold, but not settled, and therefore is not shown in the Fund’s Schedule of Investments.

Derivative Instruments

Futures contracts ("futures")

At July 31, 2017, open positions in futures for the Fund were as follows:

Expiration	Open Contracts	Position	Unrealized Appreciation/ (Depreciation)
9/15/2017	8 Mini MSCI Emerging Markets Index	Long	$21,181
9/15/2017	11 Stoxx 600 Bank	Long	4,474
9/29/2017	15 U.S. Treasury Note, 5 Year	Long	(3,897)
9/7/2017	15 Euro-Bund	Short	51,999
Total			$73,757

 At July 31, 2017, the notional value of futures for the Fund was $2,319,585 for long positions and $(2,875,747) for short positions. The Fund had $86,772 deposited in a segregated account to cover margin requirements on open futures.

Forward foreign currency contracts ("forward contracts")

At July 31, 2017, open forward contracts for the Fund were as follows:

Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

348,489	Euro	$406,369	Goldman Sachs International	8/2/2017	$6,172
1,476	Euro	1,718	Goldman Sachs International	8/2/2017	29
52	Euro	60	Goldman Sachs International	10/25/2017	1
Total					$6,202

Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

52	Euro	$60	Goldman Sachs International	8/2/2017	$(1)
22,913	Euro	25,000	Goldman Sachs International	8/2/2017	(2,124)
327,000	Euro	358,428	Goldman Sachs International	8/2/2017	(28,675)
1,476	Euro	1,726	Goldman Sachs International	10/25/2017	(29)
348,489	Euro	408,200	Goldman Sachs International	10/25/2017	(6,196)
Total					$(37,025)

Credit default swap contracts ("credit default swaps")

At July 31, 2017, the Fund had outstanding credit default swaps as follows:

Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount	Contract Annual Fixed Rate (a)	Termination Date	Unamortized Upfront Payments (Received)/ Paid	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Total Fair Value
ICE Clear Credit LLC	CDX.NA.iG.27.V1	$2,500,000	1.00%	12/20/2021	$(54,940)	$1,058	$(2,917)	$(56,799)
Total					$(54,940)	$1,058	$(2,917)	$(56,799)

(a)	The contract annual fixed rate represents the annual fixed rate of interest paid by the Fund (as a buyer of protection) on the notional amount of the credit default swaps.

Over-the-counter (“OTC”) Credit Default Swaps — Buy Protection

Swap Counterparty	Reference Entity	Notional Amount (a)	Contract Annual Fixed Rate (b)	Termination Date	Unamortized Upfront Payments (Received)/ Paid	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Total Fair Value
BNP Paribas SA	Natixis SA, Senior Unsecured Notes, due 9/21/2016	EUR 250,000	1.00%	6/20/2020	$(6,299)	$(593)	$(337)	$(7,229)
Goldman Sachs International	KB Home, Senior Unsecured Notes, 9.10%, due 9/15/2017	$250,000	5.00%	6/20/2022	(24,686)	(13,499)	(1,458)	(39,643)
Bank of America N.A.	AK Steel Corp., Senior Unsecured Notes, 7.00%, due 3/15/2027	250,000	5.00%	6/20/2022	(22,607)	2,060	(1,458)	(22,005)
Bank of America N.A.	United States Steel Corp.,Senior Unsecured Notes, 6.65%, due 6/1/2037	250,000	5.00%	6/20/2020	(20,007)	(70)	(1,459)	(21,536)
Total					$(73,599)	$(12,102)	$(4,712)	$(90,413)

(a)	Notional value represents the value (including any fees or commissions) of the long positions when they were established and is stated in the currency in which the contract is denominated. EUR=Euro
(b)	The contract annual fixed rate represents the annual fixed rate of interest paid by the Fund (as a buyer of protection) on the notional amount of the credit default swaps.

OTC Credit Default Swaps — Sell Protection

Swap Counterparty	Reference Entity	Notional Amount (a)	Contract Annual Fixed Rate (b)	Termination Date	Unamortized Upfront Payments (Received)/ Paid	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Total Fair Value
Goldman Sachs International	Brazil, Federative Republic of (Government), 4.25%, due 1/7/2025	$250,000	1.00%	6/20/2022	$(14,751)	$2,563	$292	$(11,896)
Bank of America N.A.	Argentina, Republic of (Government), 7.63%, due 4/22/2046	250,000	5.00%	6/20/2022	21,043	(4,920)	1,458	17,581
Goldman Sachs International	Dell, Inc., Senior Unsecured Notes, 7.10%, due 4/15/2028	250,000	1.00%	6/20/2022	(18,549)	2,659	292	(15,598)
Goldman Sachs International	Dell, Inc., Senior Unsecured Notes, 7.10%, due 4/15/2028	250,000	1.00%	6/20/2022	(16,350)	461	292	(15,597)
Total					$(28,607)	$763	$2,334	$(25,510)

(a)	Notional value represents the value (including any fees or commissions) of the long positions when they were established and is stated in the currency in which the contract is denominated.
(b)	The contract annual fixed rate represents the annual fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swaps.

Total return swap contracts ("total return swaps")

At July 31, 2017, the Fund had outstanding OTC total return swaps as follows:

Long Total Return Swaps

Swap Counterparty	Reference Entity	Notional Value(a)	Termination Date	Variable-rate		Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Total Fair Value
Goldman Sachs International	NXP Semiconductors NV US Equity	$314,563	3/23/2018	1.63	%(b)	$16,426	$(1,359)	$15,067
Goldman Sachs International	T-Mobile U.S., Inc.	65,459	11/17/2018	1.63	%(c)	(3,799)	(82)	(3,881)
Goldman Sachs International	iShares MSCI Brazil Capped ETF	87,200	11/19/2017	0.83	%(d)	7,300	(105)	7,195

Total						$19,927	$(1,546)	$18,381

(a)	Notional value represents the value (including any fees or commissions) of the long positions when they were established and is stated in the currency in which the contract is denominated.
(b)	1-month LIBOR plus 0.40% as of 7/18/2017.
(c)	1-month LIBOR plus 0.40% as of 7/19/2017.
(d)	1-month LIBOR minus 0.40% as of 7/19/2017.

Short Total Return Swaps

Swap Counterparty	Reference Entity		Notional Value(a)	Termination Date	Variable-rate		Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Total Fair Value
BNP Paribas SA	Grifols SA	EUR	(225,000)	9/18/2018	(1.37	)%(b)	$24	$(87)	$(63)
BNP Paribas SA	HCA, Inc., Senior Unsecured Notes, 5.88%, due 2/15/2026		$(90,000)	9/15/2017	0.73	%(c)	(720)	29	(691)
BNP Paribas SA	Michaels Stores, Inc., Senior Subordinated, 5.88%, due 12/15/2020		(500,000)	9/15/2017	0.73	%(c)	6,630	161	6,791
BNP Paribas SA	SBA Communications Corp., Senior Unsecured Notes, 4.88%, due 7/15/2022		(250,000)	9/15/2017	0.73	%(c)	(1,150)	81	(1,069)
BNP Paribas SA	SFR Group SA/Numericable Group SA, First Lien, 5.38%, due 5/15/2022	EUR	(500,000)	10/9/2017	(1.12	)%(d)	(12,242)	(243)	(12,485)
BNP Paribas SA	HCA, Inc., Senior Unsecured Notes, 5.88%, due 2/15/2026		$(160,000)	3/22/2018	0.73	%(e)	(9,517)	29	(9,488)
BNP Paribas SA	HCA, Inc., Senior Unsecured Notes, 5.88%, due 2/15/2026		(300,000)	8/20/2018	0.73	%(c)	(145)	97	(48)
BNP Paribas SA	Care Capital Properties LP, Senior Unsecured Notes, 5.13%, due 8/15/2026		(200,000)	9/26/2018	0.73	%(f)	(11)	-	(11)
Total							$(17,131)	$67	$(17,064)

(a)	Notional value represents the value (including any fees or commissions) of the short positions when they were established and is stated in the currency in which the contract is denominated. EUR=Euro
(b)	1-month Euribor minus 1.00% as of 7/19/2017.
(c)	1-month LIBOR minus 0.50% as of 7/13/2017.
(d)	1-month Euribor minus 0.75% as of 7/13/2017.
(e)	1-month LIBOR minus 0.50% as of 7/20/2017.
(f)	1-month LIBOR minus 0.50%. First reset date is 8/15/17.

At July 31, 2017, the Fund had cash collateral of $60,000 and $520,000  deposited in a segregated account for Goldman Sachs International and BNP Paribas SA, respectively, to cover collateral requirements on OTC derivatives.

See Notes to Schedule of Investments

Schedule of Investments Long Short Credit Fund
(Unaudited)(cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2017:

Asset Valuation Inputs (000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$187	$—	$—	$187
Loan Assignments(a)	—	2,935	—	2,935
Preferred Stocks(a)	797	—	—	797
Convertible Bonds(a)	—	368	—	368
Corporate Bonds(a)	—	19,730	—	19,730
Foreign Government Securities(a)	—	1,220	—	1,220
Swaptions Purchased	4	—	—	4
Short-Term Investment	—	166	—	166
Total Investments	$988	$24,419	$—	$25,407

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2017:

Liability Valuation Inputs (000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Reverse Repurchase Agreements	$—	$(802)	$—	$(802)
Total Investments	$—	$(802)	$—	$(802)

As of the period ended July 31, 2017, no securities were transferred from one level (as of October 31, 2016) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2017:

Other Financial Instruments (000's omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$78	$—	$—	$78
Liabilities	(4)	—	—	(4)
Forward Contracts(a)
Assets	—	6	—	6
Liabilities	—	(37)	—	(37)
Swaps
Assets	—	47	—	47
Liabilities	—	(218)	—	(218)
Total	$74	$(202)	$—	$(128)

(a)	Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) July 31, 2017

Number of Shares		Value† (000's omitted)
Common Stocks 32.5%

Aerospace & Defense 0.8%
45	Arconic, Inc.	$1
2,040	BAE Systems PLC	16
294	Boeing Co.	71	(a)
6	Huntington Ingalls Industries, Inc.	1
290	Lockheed Martin Corp.	85	(a)
14	Orbital ATK, Inc.	2
		176
Airlines 0.1%
5,377	Air New Zealand Ltd.	14
25	Copa Holdings SA Class A	3	(a)
55	Deutsche Lufthansa AG	1
		18
Auto Components 0.1%
222	Dana, Inc.	5
50	Faurecia	3
155	Gentex Corp.	3
195	GKN PLC	1
125	Goodyear Tire & Rubber Co.	4
107	Schaeffler AG	1
100	Toyo Tire & Rubber Co. Ltd.	2
2,000	Xinyi Glass Holdings Ltd.	2	*
		21
Automobiles 0.1%
76	Bayerische Motoren Werke AG, Preference Shares	6
588	Ford Motor Co.	7
377	Peugeot SA	8
5	Volkswagen AG, Preference Shares	1
		22
Banks 1.4%
2,161	Australia & New Zealand Banking Group Ltd.	51	(a)
84	Banco Santander SA	1
302	Bank of America Corp.	7
774	Bendigo & Adelaide Bank Ltd.	7
45	BNP Paribas SA	3
2,500	BOC Hong Kong Holdings Ltd.	12
123	CaixaBank SA	1
112	Credit Agricole SA	2
1,225	First Hawaiian, Inc.	36	(a)
1,700	FNB Corp.	23	(a)
400	Hang Seng Bank Ltd.	9
68	HSBC Holdings PLC	1
793	JPMorgan Chase & Co.	73	(a)
362	Mediobanca SpA	4
81	National Australia Bank Ltd.	2
266	Natixis SA	2
47	Nordea Bank AB	1
300	PNC Financial Services Group, Inc.	38	(a)
65	Societe Generale SA	4
2,425	Umpqua Holdings Corp.	45	(a)
		322
Number of Shares		Value† (000's omitted)
Beverages 0.6%
1,473	Coca-Cola Co.	$68	(a)
654	PepsiCo, Inc.	76	(a)
		144
Biotechnology 0.4%
336	Amgen, Inc.	58	(a)
550	Gilead Sciences, Inc.	42	(a)
		100
Capital Markets 0.2%
229	3i Group PLC	3
339	Aberdeen Asset Management PLC	1
33	Ameriprise Financial, Inc.	5
149	Ashmore Group PLC	1
13	BlackRock, Inc.	5
87	BT Investment Management Ltd.	1
26	CME Group, Inc.	3
17	Morgan Stanley	1
1,350	Virtu Financial, Inc. Class A	22	(a)
		42
Chemicals 0.7%
275	Agrium, Inc.	28	(a)
57	Air Products & Chemicals, Inc.	8
15	Albemarle Corp.	2
643	BASF SE	61	(a)
26	Cabot Corp.	2
31	Covestro AG	2	(b)
510	Dow Chemical Co.	33	(a)
451	Huntsman Corp.	12
241	Kronos Worldwide, Inc.	5
13	Lenzing AG	2
127	Olin Corp.	4
182	Orica Ltd.	3
105	Trinseo SA	7	(a)
		169
Commercial Services & Supplies 0.1%
940	Downer EDI Ltd.	5
133	Quad/Graphics, Inc.	3
108	Republic Services, Inc.	7
46	West Corp.	1
		16
Communications Equipment 0.4%
3,130	Cisco Systems, Inc.	98	(a)
9	InterDigital, Inc.	1
		99
Construction & Engineering 0.2%
117	Bouygues SA	5
80	CIMIC Group Ltd.	3
38	FLSmidth & Co. A/S	2
58	Galliford Try PLC	1
242	Peab AB	3
154	Skanska AB, B Shares	3
242	Vinci SA	22	(a)
		39
See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont’d)

Number of Shares		Value† (000's omitted)
Containers & Packaging 0.2%
88	Greif, Inc. Class A	$5
29	Greif, Inc. Class B	2
867	International Paper Co.	48	(a)
25	WestRock Co.	1
		56
Distributors 0.0%(c)
9	Genuine Parts Co.	1

Diversified Consumer Services 0.0%(c)
39	Adtalem Global Education, Inc.	1	*
8	Capella Education Co.	1
		2
Diversified Financial Services 0.0%(c)
23	Banca IFIS SpA	1
79	Leucadia National Corp.	2
		3
Diversified Telecommunication Services 0.8%
2,709	AT&T, Inc.	105	(a)
3,000	HKT Trust & HKT Ltd.	4
52	Inmarsat PLC	1
4,003	PCCW Ltd.	2
6,400	Singapore Telecommunications Ltd.	19
327	TDC A/S	2
780	Telefonica Deutschland Holding AG	4
481	Telefonica SA	5
688	Telenor ASA	14
2,092	Telia Co. AB	10
3,668	Telstra Corp. Ltd.	12
		178
Electric Utilities 1.5%
85	ALLETE, Inc.	6
246	American Electric Power Co., Inc.	17
2,963	AusNet Services	4
67	BKW AG	4
2,000	CLP Holdings Ltd.	21	(a)
321	Duke Energy Corp.	27	(a)
201	Edison International	16	(a)
2,509	EDP - Energias de Portugal SA	9
324	Electricite de France SA	3
1,585	Enel SpA	9
43	Entergy Corp.	3	(a)
59	Eversource Energy	4
1,126	Exelon Corp.	43	(a)
25	FirstEnergy Corp.	1
230	Fortum OYJ	4
3,907	HK Electric Investments & HK Electric Investments Ltd.	4	(b)
100	Kansai Electric Power Co., Inc.	1
522	NextEra Energy, Inc.	76	(a)
178	OGE Energy Corp.	6
317	PG&E Corp.	22	(a)
32	Pinnacle West Capital Corp.	3
1,000	Power Assets Holdings Ltd.	10
497	PPL Corp.	19	(a)
146	Southern Co.	7	(a)
352	SSE PLC	6
Number of Shares		Value† (000's omitted)
230	Xcel Energy, Inc.	$11
109	Terna Rete Elettrica Nazionale SpA	1
		337
Electrical Equipment 0.1%
205	Eaton Corp. PLC	16	(a)
209	Emerson Electric Co.	13
75	General Cable Corp.	1
20	Regal Beloit Corp.	2
		32
Electronic Equipment, Instruments & Components 0.1%
44	AVX Corp.	1
248	Corning, Inc.	7
150	Jabil, Inc.	4
400	Venture Corp. Ltd.	4
99	Vishay Intertechnology, Inc.	2
		18
Energy Equipment & Services 0.2%
1,051	Amec Foster Wheeler PLC	6
498	Archrock, Inc.	6
899	Baker Hughes a GE Co.	33	(a)
33	National Oilwell Varco, Inc.	1
711	Petrofac Ltd.	4
25	TGS NOPEC Geophysical Co. ASA	1
		51
Equity Real Estate Investment Trusts 3.3%
225	Alexandria Real Estate Equities, Inc.	27	(a)
257	American Campus Communities, Inc.	12
194	Care Capital Properties, Inc.	5
543	CBL & Associates Properties, Inc.	5
253	CoreSite Realty Corp.	27	(a)
461	Corporate Office Properties Trust	15
552	Crown Castle International Corp.	56	(a)
900	DCT Industrial Trust, Inc.	51	(a)
1,050	Douglas Emmett, Inc.	40	(a)
300	Easterly Government Properties, Inc.	6
417	EPR Properties	30	(a)
60	Equinix, Inc.	27	(a)
159	Extra Space Storage, Inc.	13
533	HCP, Inc.	17
273	Highwoods Properties, Inc.	14
2,800	Host Hotels & Resorts, Inc.	52	(a)
1,475	Iron Mountain, Inc.	54	(a)
707	Kimco Realty Corp.	14
234	LaSalle Hotel Properties	7
73	Life Storage, Inc.	5
123	Mid-America Apartment Communities, Inc.	13
574	OMEGA Healthcare Investors, Inc.	18	(a)
480	Park Hotels & Resorts, Inc.	13
1,800	Physicians Realty Trust	34	(a)
870	Prologis, Inc.	53	(a)
81	Public Storage	17
59	Simon Property Group, Inc.	9	(a)

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont’d)

Number of Shares		Value† (000's omitted)
526	STAG Industrial, Inc.	$14
92	Sun Communities, Inc.	8
613	Urstadt Biddle Properties, Inc. Class A	13
208	Ventas, Inc.	14
804	Washington Prime Group, Inc.	7
172	Welltower, Inc.	13
1,432	Weyerhaeuser Co.	47	(a)
		750
Food & Staples Retailing 0.8%
22	Andersons, Inc.	1
116	Casino Guichard Perrachon SA	7
5	Costco Wholesale Corp.	1
1,515	J Sainsbury PLC	5
45	SpartanNash Co.	1
1,385	Wal-Mart Stores, Inc.	111	(a)
94	Walgreens Boots Alliance, Inc.	8
899	Wesfarmers Ltd.	29	(a)
578	WM Morrison Supermarkets PLC	2
1,010	Woolworths Ltd.	21	(a)
		186
Food Products 0.3%
293	Archer-Daniels-Midland Co.	12
410	Bunge Ltd.	32	(a)
25	Campbell Soup Co.	1
59	Conagra Brands, Inc.	2	(a)
99	Flowers Foods, Inc.	2
48	General Mills, Inc.	3
30	Hershey Co.	3
26	Ingredion, Inc.	3
11	J & J Snack Foods Corp.	2
14	J.M. Smucker Co.	2
22	Schouw & Co. AB	3
131	Tyson Foods, Inc. Class A	8
		73
Gas Utilities 0.1%
323	Gas Natural SDG SA	7
64	National Fuel Gas Co.	4
100	Southwest Gas Holdings Inc.	8
115	UGI Corp.	6
		25
Health Care Equipment & Supplies 0.0%(c)
128	Ansell Ltd.	2

Health Care Providers & Services 0.1%
5	Anthem, Inc.	1
84	Quest Diagnostics, Inc.	9
101	Sonic Healthcare Ltd.	1
58	UDG Healthcare PLC	1
46	UnitedHealth Group, Inc.	9
		21
Hotels, Restaurants & Leisure 0.6%
4	bet-at-home.com AG	1
1,221	Carnival Corp.	81	(a)
205	Crown Resorts Ltd.	2
253	International Game Technology PLC	5	(a)
255	McDonald's Corp.	39	(a)
14	Royal Caribbean Cruises Ltd.	1	(a)
154	Tabcorp Holdings Ltd.	1
38	TUI AG	1
Number of Shares		Value† (000's omitted)
7	Wyndham Worldwide Corp.	$1
		132
Household Durables 0.2%
509	Barratt Developments PLC	4
106	Bellway PLC	5
48	Berkeley Group Holdings PLC	2
165	Crest Nicholson Holdings PLC	1
128	D.R. Horton, Inc.	5
2,000	Man Wah Holdings Ltd.	2
214	MDC Holdings, Inc.	7
387	Persimmon PLC	13
233	PulteGroup, Inc.	6
431	Redrow PLC	3
490	Taylor Wimpey PLC	1
		49
Household Products 0.9%
305	Colgate-Palmolive Co.	22	(a)
163	Kimberly-Clark Corp.	20	(a)
1,689	Procter & Gamble Co.	153	(a)
17	Spectrum Brands Holdings, Inc.	2
		197
Independent Power and Renewable Electricity Producers 0.3%
1,725	NextEra Energy Partners LP	71	(a)
284	NRG Energy, Inc.	7
		78
Industrial Conglomerates 0.2%
1,500	Hopewell Holdings Ltd.	6
500	Keppel Corp. Ltd.	2
2,000	NWS Holdings Ltd.	4
24	Raven Industries, Inc.	1
480	Siemens AG ADR	32	(a)
		45
Insurance 1.7%
107	Aegon NV	1
118	Aflac, Inc.	9
391	Allianz SE	83	(a)
43	American Equity Investment Life Holding Co.	1
221	Assicurazioni Generali SpA	4
556	Aviva PLC	4
1,693	AXA SA	50	(a)
28	Chubb Ltd.	4	(a)
209	CNA Financial Corp.	11
209	CNP Assurances	5
41	Gjensidige Forsikring ASA	1
27	Hannover Rueck SE	3
1,014	Insurance Australia Group Ltd.	5
5,166	Legal & General Group PLC	18
1,378	Mapfre SA	5
116	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	25	(a)
3,586	Old Mutual PLC	9
57	Phoenix Group Holdings	1
51	Principal Financial Group, Inc.	3
150	Progressive Corp.	7
74	Prudential Financial, Inc.	8
58	QBE Insurance Group Ltd.	1
139	Sampo OYJ, A Shares	8
122	SCOR SE	5
987	Standard Life PLC	6

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont’d)

Number of Shares		Value† (000's omitted)
673	Storebrand ASA	$6
23	Swiss Life Holding AG	8	*
260	Swiss Re AG	25	(a)
86	Travelers Cos., Inc.	11
963	Unipol Gruppo Finanziario SpA	5
143	UNIQA Insurance Group AG	2
82	Unum Group	4
126	Zurich Insurance Group AG	39	(a)
		377
IT Services 0.4%
74	Atea ASA	1	*
392	Automatic Data Processing, Inc.	47	(a)
381	IBM Corp.	55	(a)
		103
Machinery 0.2%
82	Cummins, Inc.	14
1,000	IHI Corp.	3	*
102	Metso OYJ	3
129	Sandvik AB	2
45	VAT Group AG	6	(b)*
33	Volvo AB, B Shares	1
6,000	Yangzijiang Shipbuilding Holdings Ltd.	6
		35
Media 0.4%
31	CBS Corp. Class B	2
650	Interpublic Group of Cos., Inc.	14
92	Meredith Corp.	5
56	Modern Times Group MTG AB	2
1,151	Pearson PLC	10
14	ProSiebenSat.1 Media SE	1
2,375	Regal Entertainment Group Class A	45	(a)
35	Scripps Networks Interactive, Inc. Class A	3
85	Sinclair Broadcast Group, Inc. Class A	3
20	Time Warner, Inc.	2
40	Time, Inc.	1
48	Tribune Media Co. Class A	2
25	Twenty-First Century Fox, Inc. Class B	1
28	Viacom, Inc. Class A	1
216	Viacom, Inc. Class B	7
		99
Metals & Mining 1.6%
1,233	Anglo American PLC	20	*(a)
13	Bekaert NV	1
2,361	BHP Billiton Ltd.	49	(a)
1,472	BHP Billiton PLC	27	(a)
24	Carpenter Technology Corp.	1
209	Commercial Metals Co.	4
2,138	Ferrexpo PLC	7
1,431	Fortescue Metals Group Ltd.	6
385	Franco-Nevada Corp.	28	(a)
1,053	Glencore PLC	5	*
200	Hitachi Metals Ltd.	3
69	Nucor Corp.	4
554	Outokumpu OYJ	5
Number of Shares		Value† (000's omitted)
19	Reliance Steel & Aluminum Co.	$1
308	Rio Tinto Ltd.	16
1,145	Rio Tinto PLC	53	(a)
1,500	Rio Tinto PLC ADR	71	(a)
925	Southern Copper Corp.	36	(a)
388	Steel Dynamics, Inc.	14
584	Vedanta Resources PLC	6
		357
Mortgage Real Estate Investment Trusts 0.6%
275	AGNC Investment Corp.	6
2,230	Annaly Capital Management, Inc.	27	(a)
51	ARMOUR Residential REIT, Inc.	1
626	Blackstone Mortgage Trust, Inc. Class A	19	(a)
802	Chimera Investment Corp.	15
90	CYS Investments, Inc.	1
193	Invesco Mortgage Capital, Inc.	3
73	Ladder Capital Corp.	1
359	MFA Financial, Inc.	3
619	New Residential Investment Corp.	11
137	PennyMac Mortgage Investment Trust	3
1,862	Starwood Property Trust, Inc.	41	(a)
539	Two Harbors Investment Corp.	5
		136
Multi-Utilities 0.9%
180	ACEA SpA	3
207	AGL Energy Ltd.	4
862	Ameren Corp.	48	(a)
325	Black Hills Corp.	23	(a)
583	CenterPoint Energy, Inc.	16
3,348	Centrica PLC	9
74	Consolidated Edison, Inc.	6
33	DTE Energy Co.	3
285	Engie SA	5
138	MDU Resources Group, Inc.	4
1,890	National Grid PLC	23
500	NiSource, Inc.	13
350	Sempra Energy	39	(a)
58	WEC Energy Group, Inc.	4	(a)
		200
Multiline Retail 0.1%
178	Harvey Norman Holdings Ltd.	1
148	Kohl's Corp.	6
25	Macy's, Inc.	1
658	Marks & Spencer Group PLC	2
146	Target Corp.	8	(a)
		18
Oil, Gas & Consumable Fuels 2.8%
106	Eni SpA	2
1,233	Exxon Mobil Corp.	99	(a)
100	Idemitsu Kosan Co. Ltd.	2
100	JXTG Holdings, Inc.	0
316	Marathon Petroleum Corp.	18
164	OMV AG	9
2,713	ONEOK, Inc.	154	(a)
800	Pembina Pipeline Corp.	27
1,074	Repsol SA	18
2,017	Royal Dutch Shell PLC, A Shares	57	(a)

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont’d)

Number of Shares		Value† (000's omitted)
1,390	Royal Dutch Shell PLC, B Shares	$40	(a)
430	Snam SpA	2
671	Statoil ASA	13
2,025	Suncor Energy, Inc.	66	(a)
675	Targa Resources Corp.	31	(a)
1,545	TOTAL SA	79	(a)
209	Valero Energy Corp.	14
386	Woodside Petroleum Ltd.	9
		640
Paper & Forest Products 0.1%
51	Stora Enso OYJ, R Shares	1
519	UPM-Kymmene OYJ	14
		15
Personal Products 0.0%(c)
21	Nu Skin Enterprises, Inc. Class A	1

Pharmaceuticals 3.1%
1,072	AstraZeneca PLC	65	(a)
761	Eli Lilly & Co.	63	(a)
4,014	GlaxoSmithKline PLC	80	(a)
550	GlaxoSmithKline PLC ADR	22	(a)
1,338	Johnson & Johnson	178	(a)
1,223	Merck & Co., Inc.	78	(a)
122	Orion OYJ Class B	6
2,821	Pfizer, Inc.	94	(a)
913	Sanofi	87	(a)
400	Takeda Pharmaceutical Co. Ltd.	21	(a)
		694
Real Estate Management & Development 0.1%
1,000	Kerry Properties Ltd.	4
366	LendLease Group	5
3,000	New World Development Co. Ltd.	4
1,000	Wharf Holdings Ltd.	8
1,100	Yanlord Land Group Ltd.	1
		22
Road & Rail 0.3%
250	CSX Corp.	12	(a)
262	Norfolk Southern Corp.	30	(a)
250	Union Pacific Corp.	26	(a)
		68
Semiconductors & Semiconductor Equipment 1.4%
104	Analog Devices, Inc.	8
294	Applied Materials, Inc.	13
32	BE Semiconductor Industries NV	2
217	Brooks Automation, Inc.	5
105	Cypress Semiconductor Corp.	2
2,134	Intel Corp.	76	(a)
119	KLA-Tencor Corp.	11
62	Lam Research Corp.	10
1,000	Maxim Integrated Products, Inc.	45	(a)
1,022	QUALCOMM, Inc.	54	(a)
177	STMicroelectronics NV	3
1,475	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	53	(a)
551	Texas Instruments, Inc.	45	(a)
		327
Software 0.8%
2,440	Microsoft Corp.	177	(a)

Specialty Retail 0.5%
1,311	Best Buy Co., Inc.	76	(a)
Number of Shares	Value† (000's omitted)
234	Gap, Inc.	$6
282	Hennes & Mauritz AB, B Shares	7
478	Office Depot, Inc.	3
139	Staples, Inc.	1
550	Williams-Sonoma, Inc.	26	(a)
		119
Technology Hardware, Storage & Peripherals 0.8%
587	Apple, Inc.	87	(a)
600	Canon, Inc.	21	(a)
1,093	HP, Inc.	21	(a)
32	Logitech International SA	1
500	Western Digital Corp.	43	(a)
80	Xerox Corp.	2
		175
Textiles, Apparel & Luxury Goods 0.0%(c)
1,000	Yue Yuen Industrial Holdings Ltd.	4

Thrifts & Mortgage Finance 0.0%(c)
182	OneSavings Bank PLC	1
Tobacco 1.4%
894	Altria Group, Inc.	58	(a)
1,414	British American Tobacco PLC	88	(a)
260	British American Tobacco PLC ADR	16
681	Imperial Brands PLC	28	(a)
1,168	Philip Morris International, Inc.	137	(a)
48	Universal Corp.	3
		330
Trading Companies & Distributors 0.1%
111	Aircastle Ltd.	3
39	GATX Corp.	2
177	Grafton Group PLC	2
99	Rexel SA	2
179	Seven Group Holdings Ltd.	2
400	Sumitomo Corp.	5
		16
Transportation Infrastructure 0.1%
2,500	Hutchison Port Holdings Trust	1
4,700	Sydney Airport	26
		27
Wireless Telecommunication Services 0.3%
27	Freenet AG	1
30	Millicom International Cellular SA ADR	2
18,927	Vodafone Group PLC	55	(a)
		58
Total Common Stocks (Cost $6,698)		7,403

Convertible Preferred Stocks 0.2%

Oil, Gas & Consumable Fuel 0.0%(c)
100	El Paso Energy Capital Trust I, 4.75%, due 3/31/28	5

Pharmaceuticals 0.2%
45	Allergan PLC, Ser. A, 5.50%, due 3/1/18	40	(a)

Total Convertible Preferred Stocks (Cost $40)		45

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont’d)

Number of Shares		Value† (000's omitted)
Preferred Stocks 1.0%

Equity Real Estate Investment Trusts 1.0%
746	American Homes 4 Rent, Ser. D, 6.50%	$20	(a)
692	Cedar Realty Trust, Inc., Ser. B, 7.25%	18	(d)
648	DuPont Fabros Technology, Inc., Ser. C, 6.63%	18
1,226	GGP, Inc., Ser. A, 6.38%	31	(a)
764	Hersha Hospitality Trust, Ser. C, 6.88%	19
746	Pebblebrook Hotel Trust, Ser. D, 6.38%	19
764	Retail Properties of America, Inc., Ser. A, 7.00%	19
533	Rexford Industrial Realty, Inc., Ser. A, 5.88%	14
986	Sabra Health Care REIT, Inc., Ser. A, 7.13%	26	(a)
1,145	SL Green Realty Corp., Ser. I, 6.50%	30	(a)
764	VEREIT, Inc., Ser. F, 6.70%	20	(a)

Total Preferred Stocks (Cost $229)		234

Principal Amount(e) ($000's omitted)

Convertible Bonds 0.8%

Communications Equipment 0.0%(c)
$5	Finisar Corp., 0.50%, due 12/15/36	5	(a)(b)

Consumer Finance 0.1%
10	Encore Capital Group, Inc., 3.25%, due 3/15/22	11	(a)(b)

Equity Real Estate Investment Trusts 0.3%
10	Colony Starwood Homes, 3.50%, due 1/15/22	11	(a)(b)
50	Extra Space Storage LP, 3.13%, due 10/1/35	54	(a)(b)
		65
Health Care Providers & Services 0.0%(c)
10	Teladoc, Inc., 3.00%, due 12/15/22	10	(b)

Internet & Direct Marketing Retail 0.1%
10	Liberty Expedia Holdings, Inc., 1.00%, due 6/30/47	11	(b)

Internet Software & Services 0.1%
10	Zillow Group, Inc., 2.00%, due 12/1/21	11	(a)(b)

Media 0.1%
10	Liberty Media Corp-Liberty Formula One, 1.00%, due 1/30/23	11	(a)(b)
10	World Wrestling Entertainment, Inc., 3.38%, due 12/15/23	11	(a)(b)
		22
Oil Field Equipment & Services 0.1%
20	Ensco Jersey Finance Ltd., 3.00%, due 1/31/24	16	(a)(b)
Principal Amount(e) (000's omitted)		Value† (000's omitted)

Oil, Gas & Consumable Fuel 0.0%(c)
$10	Golar LNG Ltd., 2.75%, due 2/15/22	$ 10	(a)(b)

Software 0.0%(c)
10	Nice Systems, Inc., 1.25%, due 1/15/24	11	(a)(b)

Total Convertible Bonds (Cost $166)		172

Corporate Bonds 10.3%

Agriculture 0.1%
30	Reynolds American, Inc., 4.45%, due 6/12/25	32	(a)

Airlines 0.1%
25	Delta Air Lines, Inc., 3.63%, due 3/15/22	26	(a)

Auto Manufacturers 0.5%
35	General Motors Co., 6.25%, due 10/2/43	40	(a)
	General Motors Financial Co., Inc.
40	3.20%, due 7/6/21	40	(a)
45	4.00%, due 10/6/26	45	(a)
		125
Banks 2.0%
45	Bank of America Corp., Ser. L , 3.95%, due 4/21/25	46	(a)
80	Capital One N.A., 2.35%, due 1/31/20	80	(a)
	Goldman Sachs Group, Inc.
65	3.69%, due 6/5/28	65	(a)(f)
50	5.15%, due 5/22/45	57	(a)
55	JPMorgan Chase & Co., 3.54%, due 5/1/28	56	(a)(f)
95	Morgan Stanley, 3.59%, due 7/22/28	95	(a)(f)
60	SunTrust Banks, Inc., Ser. G , 5.05%, due 12/31/99	61	(a)(f)
		460
Commercial Services 0.2%
40	ERAC USA Finance LLC, 4.20%, due 11/1/46	38	(a)(b)

Computers 1.7%
	Apple, Inc.
65	2.30%, due 5/11/22	65	(a)
30	4.65%, due 2/23/46	34	(a)
	Dell International LLC/EMC Corp.
50	4.42%, due 6/15/21	53	(a)(b)
80	5.45%, due 6/15/23	88	(a)(b)
25	6.02%, due 6/15/26	28	(b)
35	Hewlett Packard Enterprise Co., 4.90%, due 10/15/25	37	(a)
80	HP, Inc., 4.65%, due 12/9/21	86	(a)
		391
Diversified Financial Services 0.2%
45	Discover Financial Services, 4.10%, due 2/9/27	46	(a)

Healthcare - Products 0.2%
40	Abbott Laboratories, 4.90%, due 11/30/46	44	(a)

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont’d)

Principal Amount(e) (000's omitted)		Value† (000's omitted)
Iron - Steel 0.2%
50	Vale Overseas Ltd., 6.25%, due 8/10/26	$ 56	(a)
Media 1.1%
	Charter Communications Operating LLC/Charter Communications Operating Capital
65	4.91%, due 7/23/25	70	(a)
70	6.48%, due 10/23/45	83	(a)
	Viacom, Inc.
65	4.38%, due 3/15/43	57	(a)
35	5.88%, due 2/28/57	36	(a)(f)
		246
Mining 0.2%
45	Glencore Funding LLC, 4.00%, due 3/27/27	45	(a)(b)

Oil & Gas 1.3%
25	Apache Corp., 4.75%, due 4/15/43	25	(a)
60	Canadian Natural Resources Ltd., 2.95%, due 1/15/23	60	(a)
65	Hess Corp., 4.30%, due 4/1/27	65	(a)
50	Noble Energy, Inc., 5.25%, due 11/15/43	52	(a)
75	Petroleos Mexicanos, 6.50%, due 3/13/27	83	(b)(g)
		285
Pharmaceuticals 0.2%
40	AbbVie, Inc., 4.45%, due 5/14/46	42	(a)

Pipelines 0.5%
30	Energy Transfer L.P., 6.50%, due 2/1/42	34	(a)
50	Kinder Morgan, Inc., 5.55%, due 6/1/45	54	(a)
25	MPLX LP, 4.13%, due 3/1/27	25
		113
Software 0.4%
35	Activision Blizzard, Inc., 4.50%, due 6/15/47	35	(a)
40	Microsoft Corp., 4.50%, due 2/6/57	45	(a)
		80
Telecommunications 1.4%
	AT&T, Inc.
40	3.90%, due 8/14/27	40	(h)
60	4.75%, due 5/15/46	58	(a)
100	5.45%, due 3/1/47	106	(a)
35	Telefonica Emisiones SAU, 4.10%, due 3/8/27	36	(a)
	Verizon Communications, Inc.
30	4.13%, due 8/15/46	27	(a)
45	4.67%, due 3/15/55	41	(a)
		308
Total Corporate Bonds (Cost $2,274)		2,337

Mortgage-Backed Securities 13.4%

Collateralized Mortgage Obligations 2.8%
	Fannie Mae Connecticut Avenue Securities
230	4.88%, due 9/25/29	248	(a)(f)
45	4.23%, due 10/25/29	47	(f)
29	4.08%, due 11/25/29	30	(f)
Principal Amount(e) (000's omitted)		Value† (000's omitted)
$ 35	3.42%, due 1/25/30	$35	(f)
250	Freddie Mac Structured Agency Credit Risk Debt Notes, Ser. 2017-DNA2, Class M2, 4.68%, due 10/25/29	269	(a)(f)
		629
Fannie Mae 5.5%
	Pass-Through Certificates
160	3.00%, TBA, 15 Year Maturity	164	(i)
305	3.50%, TBA, 30 Year Maturity	314	(i)
640	4.00%, TBA, 30 Year Maturity	674	(i)
95	4.50%, TBA, 30 Year Maturity	102	(i)
		1,254
Freddie Mac 4.9%
	Pass-Through Certificates
185	3.00%, TBA, 15 Year Maturity	191	(i)
365	3.50%, TBA, 30 Year Maturity	376	(i)
510	4.00%, TBA, 30 Year Maturity	537	(i)
		1,104
Ginnie Mae 0.2%
50	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	53	(i)

Total Mortgage-Backed Securities (Cost $2,989)		3,040

U.S. Treasury Obligations 13.6%
	U.S. Treasury Bonds
321	4.50%, due 2/15/36	412	(a)
456	3.88%, due 8/15/40	539	(d)
	U.S. Treasury Inflation-Indexed Bonds
602	2.00%, due 1/15/26	678	(d)(j)
12	1.75%, due 1/15/28	13	(j)
222	3.88%, due 4/15/29	302	(d)(j)
	U.S. Treasury Notes
702	0.75%, due 1/31/18	701	(a)
310	2.63%, due 4/30/18	313	(a)
115	2.13%, due 12/31/21	117	(a)
15	1.63%, due 2/15/26	14

Total U.S. Treasury Obligations (Cost $3,119)		3,089

U.S. Government Agency Securities 0.9%
120	Federal Home Loan Bank, 5.50%, due 7/15/36	162
30	Tennessee Valley Authority, 5.38%, due 4/1/56	41

Total U.S. Government Agency Securities (Cost $209)		203

Asset-Backed Securities 3.2%
19	Ally Auto Receivables Trust, Ser. 2017-3, Class A2, 1.53%, due 3/16/20	19
170	Bear Stearns Asset Backed Securities Trust, Ser. 2006-SD2, Class M2, 2.03%, due 6/25/36	157	(a)(f)
	Capital One Multi-Asset Execution Trust
30	1.39%, due 1/15/21	30
20	1.68%, due 2/15/22	20	(f)
168	Carrington Mortgage Loan Trust, Ser. 2006-OPT1, Class M1, 1.58%, due 2/25/36	153	(a)(f)

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont’d)

Principal Amount(e) (000's omitted)			Value† (000's omitted)
	$170	Citibank Credit Card Issuance Trust, Ser. 2017-A3, Class A3, 1.92%, due 4/7/22	$ 171	(a)
	135	JP Morgan Mortgage Acquisition Corp., Ser. 2005-OPT2, Class M3, 1.71%, due 12/25/35	125	(a)(f)
	50	Toyota Auto Receivables Owner Trust, Ser. 2017-B, Class A2A, 1.46%, due 1/15/20	50

Total Asset-Backed Securities (Cost $723)			725

Foreign Government Security 0.6%
ZAR	2,695	South Africa Government Bond, Ser. R214, 6.50%, due 2/28/41(Cost $140)	143

Number of Shares

Exchange Traded Funds 3.5%
	1,300	iShares iBoxx $ High Yield Corporate Bond ETF	116
	29,700	PowerShares Senior Loan Portfolio	691	(a)

Total Exchange Traded Funds (Cost $806)			807

Master Limited Partnerships 3.4%

Hotels, Restaurants & Leisure 0.3%
	1,000	Cedar Fair LP	70	(a)

Oil, Gas & Consumable Fuels 3.0%
	1,325	Alliance Holdings GP LP	38	(a)
	1,300	Antero Midstream Partners LP	45	(a)
	500	DCP Midstream LP	17	(a)
	1,400	Dominion Energy Midstream Partners LP	39	(a)
	7,000	Energy Transfer Equity LP	124	(a)
	1,500	Energy Transfer Partners LP	31	(a)
	2,700	Enterprise Products Partners LP	73	(a)
	2,000	EQT GP Holdings LP	58	(a)
	575	EQT Midstream Partners LP	45	(a)
	1,400	MPLX LP	51	(a)
	900	NuStar Energy LP	39	(a)
	2,800	Western Gas Equity Partners LP	118	(a)
			678
Real Estate Management & Development 0.1%
	473	Brookfield Property Partners LP	11	(a)

Total Master Limited Partnerships (Cost $750)			759

Investment Companies 23.3%
	122,658	Neuberger Berman Emerging Markets Debt Fund Institutional Class	1,115	(k)
	123,850	Neuberger Berman Floating Rate Income Fund Institutional Class	1,232	(k)
	242,079	Neuberger Berman High Income Bond Fund Class R6	2,140	(k)
	83,716	Neuberger Berman Long Short Credit Fund Class R6	807	(k)

Total Investment Companies (Cost $5,238)			5,294
Number of Shares		Value† (000's omitted)

Short-Term Investment 2.6%

Investment Company 2.6%
585,611	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.94% (Cost $586)	$586	(a)(l)

Total Investments 109.3% (Cost $23,967)		24,837	##
Liabilities Less Other Assets (9.3)%		(2,104)	(m)

Net Assets 100.0%		$22,733

*	Non-income producing security.
(a)
All or a portion of this security is segregated in connection with obligations for to be announced securities, futures, forward foreign currency contracts, options written, swaps and/or when-issued securities with a total value of approximately $12,394,000.

(b)
Securities were purchased under Rule 144A of the Securities Act of 1933 Act, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2017, these securities amounted to approximately $519,000, which represents 2.3% of the net assets of the Fund. Securities denoted with (b) but without (g) have been deemed by the investment manager to be liquid.

(c)	Represents less than 0.05% of net assets.
(d)	All or a portion of the security is pledged as collateral for options written.
(e)	Principal amount is stated in the currency in which the security is denominated. ZAR = South African Rand
(f)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2017 and changes periodically.
(g)	Illiquid security.
(h)	When-issued security. Total value of all such securities at July 31, 2017 amounted to approximately $40,000, which represents 0.2% of net assets of the Fund.
(i)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at July 31, 2017 amounted to approximately $2,411,000, which represents 10.6% of net assets of the Fund.

(j)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(k)	Affiliated company as defined under the Investment Company Act of 1940. (see Note § below).
(l)	Represents 7-day effective yield as of July 31, 2017.
(m)	Includes the impact of the Fund's open positions in derivatives at July 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At July 31, 2017, open positions in futures for the Fund were as follows:

Expiration	Open Contracts	Position	Unrealized Appreciation/ (Depreciation)
8/31/2017	2 Brazilian Real	Long	$812
9/7/2017	3 Euro-BTP	Long	4,657
9/7/2017	1 Nikkei 225	Long	(944)
9/7/2017	1 Topix Index	Long	(98)
9/15/2017	4 FTSE 100 Index	Long	(334)
9/15/2017	5 Mini MSCI EAFE	Long	12,615
9/15/2017	18 Mini MSCI Emerging Markets Index	Long	30,434
9/15/2017	3 Russell 2000 Mini Index	Long	693
9/15/2017	1 S&P 500 E-Mini Index	Long	2,372
9/18/2017	5 Mexican Peso	Long	2,780
9/20/2017	1 Canadian Government Bond, 10 Year	Long	(6,604)
9/20/2017	13 U.S. Treasury Note, 10 Year	Long	4,667
9/20/2017	2 U.S. Treasury Note, 10 Year Ultra	Long	(750)
9/7/2017	10 Euro-Bund	Short	850
9/7/2017	2 Euro-Buxl Bond, 30 Year	Short	6,812
9/15/2017	4 Euro STOXX 50 Index	Short	(232)
9/15/2017	3 MSCI World Index	Short	(224)
9/15/2017	6 S&P 500 E-Mini Index	Short	(11,553)
9/18/2017	1 Euro	Short	(7,442)
9/18/2017	1 Japanese Yen	Short	(1,308)
9/18/2017	2 U.S. Interest Rate Swap, 10 Year	Short	379
9/20/2017	3 U.S. Treasury Long Bond	Short	2,428
9/27/2017	5 U.K. Long Gilt Bond	Short	11,425
9/29/2017	3 U.S. Treasury Note, 5 Year	Short	(94)
Total			$51,341

At July 31, 2017, the notional value of futures for the Fund was $5,115,896 for long positions and $(5,480,067) for short positions. The Fund had $151,340 deposited in a segregated account to cover margin requirements on open futures.

Forward foreign currency contracts ("forward contracts")

At July 31, 2017, open forward contracts for the Fund were as follows:

Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
91,290	Australian Dollar	$70,014	Citibank, N.A.	8/2/2017	$3,018
47,970	Australian Dollar	35,504	Citibank, N.A.	8/2/2017	2,872
113,421	Australian Dollar	90,550	Citibank, N.A.	8/2/2017	187
25,839	Australian Dollar	20,629	Citibank, N.A.	8/2/2017	43
45,815	Australian Dollar	33,886	Goldman Sachs International	8/2/2017	2,766
23,384	Australian Dollar	18,497	Goldman Sachs International	8/2/2017	210
40,791	Australian Dollar	32,565	Goldman Sachs International	8/2/2017	67
28,408	Australian Dollar	22,680	Goldman Sachs International	8/2/2017	47
91,704	Australian Dollar	69,796	Royal Bank of Canada	8/2/2017	3,568
47,438	Australian Dollar	36,046	Royal Bank of Canada	8/2/2017	1,904
25,623	Australian Dollar	19,049	Royal Bank of Canada	8/2/2017	1,449
148,499	Australian Dollar	117,507	Royal Bank of Canada	8/2/2017	1,292
121,067	Australian Dollar	96,654	Royal Bank of Canada	8/2/2017	200
84,695	Australian Dollar	67,616	Royal Bank of Canada	8/2/2017	140
46,783	Australian Dollar	37,349	Royal Bank of Canada	8/2/2017	77
32,103	Australian Dollar	25,629	Royal Bank of Canada	8/2/2017	53
28,616	Australian Dollar	22,846	Royal Bank of Canada	8/2/2017	47
115,029	Australian Dollar	84,813	Societe Generale	8/2/2017	7,210
115,029	Australian Dollar	91,833	Societe Generale	8/2/2017	190
169,705	Australian Dollar	126,098	State Street Bank and Trust Company	8/2/2017	9,666
145,054	Australian Dollar	110,149	State Street Bank and Trust Company	8/2/2017	5,894
74,886	Australian Dollar	55,247	State Street Bank and Trust Company	8/2/2017	4,662
98,950	Australian Dollar	75,149	State Street Bank and Trust Company	8/2/2017	4,011
59,966	Australian Dollar	44,437	State Street Bank and Trust Company	8/2/2017	3,536
74,469	Australian Dollar	56,484	State Street Bank and Trust Company	8/2/2017	3,091
64,405	Australian Dollar	48,534	State Street Bank and Trust Company	8/2/2017	2,990
60,240	Australian Dollar	45,404	State Street Bank and Trust Company	8/2/2017	2,788
59,442	Australian Dollar	45,232	State Street Bank and Trust Company	8/2/2017	2,322
38,860	Australian Dollar	28,847	State Street Bank and Trust Company	8/2/2017	2,241
57,586	Australian Dollar	44,043	State Street Bank and Trust Company	8/2/2017	2,026
34,065	Australian Dollar	25,476	State Street Bank and Trust Company	8/2/2017	1,776
30,141	Australian Dollar	22,928	State Street Bank and Trust Company	8/2/2017	1,185
29,275	Australian Dollar	22,382	State Street Bank and Trust Company	8/2/2017	1,038
113,421	Australian Dollar	89,701	Citibank, N.A.	10/25/2017	937
115,029	Australian Dollar	90,979	Societe Generale	10/25/2017	945
45,824	Australian Dollar	36,501	State Street Bank and Trust Company	10/25/2017	119
30,134	Canadian Dollar	22,376	Citibank, N.A.	8/2/2017	1,795
36,251	Canadian Dollar	27,885	Citibank, N.A.	8/2/2017	1,192
332,380	Canadian Dollar	265,861	Citibank, N.A.	8/2/2017	740
220,699	Canadian Dollar	176,291	Goldman Sachs International	8/2/2017	731
57,922	Canadian Dollar	43,655	Royal Bank of Canada	8/2/2017	2,804
34,510	Canadian Dollar	26,017	Royal Bank of Canada	8/2/2017	1,664
427,523	Canadian Dollar	341,936	Royal Bank of Canada	8/2/2017	980
37,141	Canadian Dollar	29,382	Royal Bank of Canada	8/2/2017	409
21,676	Canadian Dollar	17,018	Royal Bank of Canada	8/2/2017	369
688,453	Canadian Dollar	502,339	Societe Generale	8/2/2017	49,869
173,920	Canadian Dollar	127,656	State Street Bank and Trust Company	8/2/2017	11,845
132,386	Canadian Dollar	97,071	State Street Bank and Trust Company	8/2/2017	9,116
121,149	Canadian Dollar	88,552	State Street Bank and Trust Company	8/2/2017	8,622
108,789	Canadian Dollar	80,886	State Street Bank and Trust Company	8/2/2017	6,373
81,166	Canadian Dollar	60,392	State Street Bank and Trust Company	8/2/2017	4,711
82,200	Canadian Dollar	62,099	State Street Bank and Trust Company	8/2/2017	3,834
45,534	Canadian Dollar	33,782	State Street Bank and Trust Company	8/2/2017	2,741
21,463	Canadian Dollar	15,822	State Street Bank and Trust Company	8/2/2017	1,393
15,614	Canadian Dollar	11,620	State Street Bank and Trust Company	8/2/2017	904
21,832	Canadian Dollar	16,887	State Street Bank and Trust Company	8/2/2017	624
15,354	Canadian Dollar	11,901	State Street Bank and Trust Company	8/2/2017	414
31,355	Canadian Dollar	24,999	Royal Bank of Canada	10/25/2017	177
688,453	Canadian Dollar	551,080	Societe Generale	10/25/2017	1,710
208,289	Canadian Dollar	166,733	State Street Bank and Trust Company	10/25/2017	512
267,186	Canadian Dollar	214,502	State Street Bank and Trust Company	10/25/2017	33
58,281	Euro	64,084	Citibank, N.A.	8/2/2017	4,909
46,485	Euro	52,426	Citibank, N.A.	8/2/2017	2,603
82,395	Euro	97,144	Citibank, N.A.	8/2/2017	396
22,371	Euro	26,375	Citibank, N.A.	8/2/2017	107
129,322	Euro	142,137	Goldman Sachs International	8/2/2017	10,954
68,118	Euro	76,318	Goldman Sachs International	8/2/2017	4,321
69,100	Euro	81,469	Goldman Sachs International	8/2/2017	332
58,650	Euro	69,148	Goldman Sachs International	8/2/2017	282
43,388	Euro	51,154	Goldman Sachs International	8/2/2017	208
26,302	Euro	31,010	Goldman Sachs International	8/2/2017	126
165,064	Euro	181,426	Royal Bank of Canada	8/2/2017	13,977
40,793	Euro	45,581	Royal Bank of Canada	8/2/2017	2,709
32,112	Euro	36,105	Royal Bank of Canada	8/2/2017	1,909
18,651	Euro	20,872	Royal Bank of Canada	8/2/2017	1,207
22,357	Euro	25,495	Royal Bank of Canada	8/2/2017	971
155,741	Euro	183,619	Royal Bank of Canada	8/2/2017	748
64,350	Euro	75,869	Royal Bank of Canada	8/2/2017	309
23,042	Euro	27,167	Royal Bank of Canada	8/2/2017	111
15,366	Euro	18,117	Royal Bank of Canada	8/2/2017	74
10,643	Euro	12,548	Royal Bank of Canada	8/2/2017	51
9,835	Euro	11,595	Royal Bank of Canada	8/2/2017	47
9,024	Euro	10,509	Societe Generale	8/2/2017	173
9,024	Euro	10,639	Societe Generale	8/2/2017	43
147,027	Euro	160,318	State Street Bank and Trust Company	8/2/2017	13,733
61,347	Euro	68,600	State Street Bank and Trust Company	8/2/2017	4,023
66,257	Euro	74,738	State Street Bank and Trust Company	8/2/2017	3,697
36,674	Euro	40,131	State Street Bank and Trust Company	8/2/2017	3,284
52,444	Euro	59,659	State Street Bank and Trust Company	8/2/2017	2,425
26,379	Euro	28,863	State Street Bank and Trust Company	8/2/2017	2,364
34,569	Euro	38,849	State Street Bank and Trust Company	8/2/2017	2,074
14,727	Euro	16,595	State Street Bank and Trust Company	8/2/2017	838
14,459	Euro	16,667	State Street Bank and Trust Company	8/2/2017	449
82,395	Euro	96,372	Citibank, N.A.	10/25/2017	1,606
69,100	Euro	80,818	Goldman Sachs International	10/25/2017	1,351
155,741	Euro	182,110	Royal Bank of Canada	10/25/2017	3,086
13,684	Euro	16,006	Royal Bank of Canada	10/25/2017	266
11,775	Euro	13,888	Royal Bank of Canada	10/25/2017	114
92,472	Euro	109,063	State Street Bank and Trust Company	10/25/2017	897
19,845	Euro	23,319	State Street Bank and Trust Company	10/25/2017	279
14,586	Euro	17,127	State Street Bank and Trust Company	10/25/2017	218
16,612,447	Japanese Yen	146,289	Citibank, N.A.	8/2/2017	4,397
14,926,223	Japanese Yen	132,777	Citibank, N.A.	8/2/2017	2,614
3,090,996	Japanese Yen	27,376	Citibank, N.A.	8/2/2017	662
13,812,322	Japanese Yen	125,004	Citibank, N.A.	8/2/2017	283
10,006,833	Japanese Yen	90,564	Citibank, N.A.	8/2/2017	205
8,567,127	Japanese Yen	77,534	Citibank, N.A.	8/2/2017	176
2,243,384	Japanese Yen	20,303	Citibank, N.A.	8/2/2017	46
6,559,287	Japanese Yen	57,925	Goldman Sachs International	8/2/2017	1,572
5,208,227	Japanese Yen	46,937	Goldman Sachs International	8/2/2017	305
3,997,277	Japanese Yen	35,987	Goldman Sachs International	8/2/2017	271
9,795,042	Japanese Yen	88,647	Goldman Sachs International	8/2/2017	201
5,969,749	Japanese Yen	54,027	Goldman Sachs International	8/2/2017	123
8,960,099	Japanese Yen	78,380	Royal Bank of Canada	8/2/2017	2,894
2,506,765	Japanese Yen	22,004	Royal Bank of Canada	8/2/2017	734
8,896,086	Japanese Yen	80,033	Royal Bank of Canada	8/2/2017	661
14,057,313	Japanese Yen	127,221	Royal Bank of Canada	8/2/2017	289
8,132,368	Japanese Yen	73,599	Royal Bank of Canada	8/2/2017	167
5,908,893	Japanese Yen	53,477	Royal Bank of Canada	8/2/2017	121
1,776,642	Japanese Yen	16,079	Royal Bank of Canada	8/2/2017	36
8,021,719	Japanese Yen	72,759	Royal Bank of Canada	8/2/2017	4
1,490,547	Japanese Yen	13,524	Royal Bank of Canada	8/2/2017	(4)
14,748,487	Japanese Yen	131,967	Societe Generale	8/2/2017	1,812
14,748,487	Japanese Yen	133,477	Societe Generale	8/2/2017	303
15,212,695	Japanese Yen	133,982	State Street Bank and Trust Company	8/2/2017	4,008
20,967,540	Japanese Yen	186,867	State Street Bank and Trust Company	8/2/2017	3,323
6,541,325	Japanese Yen	57,612	State Street Bank and Trust Company	8/2/2017	1,722
6,002,952	Japanese Yen	53,077	State Street Bank and Trust Company	8/2/2017	1,375
6,257,675	Japanese Yen	55,757	State Street Bank and Trust Company	8/2/2017	1,004
6,269,526	Japanese Yen	55,944	State Street Bank and Trust Company	8/2/2017	925
7,070,753	Japanese Yen	63,241	State Street Bank and Trust Company	8/2/2017	895
3,183,538	Japanese Yen	28,075	State Street Bank and Trust Company	8/2/2017	802
2,262,718	Japanese Yen	20,009	State Street Bank and Trust Company	8/2/2017	515
1,369,449	Japanese Yen	11,991	State Street Bank and Trust Company	8/2/2017	431
1,724,957	Japanese Yen	15,235	State Street Bank and Trust Company	8/2/2017	412
2,848,196	Japanese Yen	25,552	State Street Bank and Trust Company	8/2/2017	283
1,444,856	Japanese Yen	12,896	State Street Bank and Trust Company	8/2/2017	210
7,901,797	Japanese Yen	71,905	State Street Bank and Trust Company	8/2/2017	(230)
8,815,969	Japanese Yen	80,288	State Street Bank and Trust Company	8/2/2017	(320)
13,812,322	Japanese Yen	124,078	Citibank, N.A.	10/25/2017	1,696
9,795,042	Japanese Yen	87,949	Goldman Sachs International	10/25/2017	1,244
14,057,313	Japanese Yen	126,267	Royal Bank of Canada	10/25/2017	1,737
48,801,321	Japanese Yen	438,038	State Street Bank and Trust Company	10/25/2017	6,342
1,769,112	Japanese Yen	15,925	State Street Bank and Trust Company	10/25/2017	184
743,745	Mexican Peso	38,688	Goldman Sachs International	8/2/2017	3,090
805	Mexican Peso	45	Goldman Sachs International	8/2/2017	(0)(a)
213,782	Mexican Peso	11,127	Royal Bank of Canada	8/2/2017	882
200,663	New Zealand Dollar	148,972	Citibank, N.A.	8/2/2017	1,726
118,509	New Zealand Dollar	88,852	Citibank, N.A.	8/2/2017	148
82,154	New Zealand Dollar	61,595	Citibank, N.A.	8/2/2017	103
127,486	New Zealand Dollar	87,187	Goldman Sachs International	8/2/2017	8,555
82,987	New Zealand Dollar	57,432	Goldman Sachs International	8/2/2017	4,891
60,549	New Zealand Dollar	41,513	Goldman Sachs International	8/2/2017	3,960
57,018	New Zealand Dollar	42,353	Goldman Sachs International	8/2/2017	468
244,870	New Zealand Dollar	183,591	Goldman Sachs International	8/2/2017	306
83,170	New Zealand Dollar	62,357	Goldman Sachs International	8/2/2017	104
83,562	New Zealand Dollar	57,843	Royal Bank of Canada	8/2/2017	4,912
133,801	New Zealand Dollar	96,417	Royal Bank of Canada	8/2/2017	4,068
113,954	New Zealand Dollar	82,203	Royal Bank of Canada	8/2/2017	3,376
45,154	New Zealand Dollar	33,082	Royal Bank of Canada	8/2/2017	828
141,118	New Zealand Dollar	105,803	Royal Bank of Canada	8/2/2017	176
94,656	New Zealand Dollar	70,968	Royal Bank of Canada	8/2/2017	118
67,643	New Zealand Dollar	50,715	Royal Bank of Canada	8/2/2017	85
30,873	New Zealand Dollar	23,147	Royal Bank of Canada	8/2/2017	39
25,249	New Zealand Dollar	18,930	Royal Bank of Canada	8/2/2017	32
16,932	New Zealand Dollar	12,695	Royal Bank of Canada	8/2/2017	21
566,486	New Zealand Dollar	420,842	Societe Generale	8/2/2017	4,589
566,486	New Zealand Dollar	424,723	Societe Generale	8/2/2017	708
633,646	New Zealand Dollar	438,593	State Street Bank and Trust Company	8/2/2017	37,275
209,896	New Zealand Dollar	152,756	State Street Bank and Trust Company	8/2/2017	4,876
81,711	New Zealand Dollar	56,608	State Street Bank and Trust Company	8/2/2017	4,757
34,301	New Zealand Dollar	23,619	State Street Bank and Trust Company	8/2/2017	2,141
35,193	New Zealand Dollar	25,457	State Street Bank and Trust Company	8/2/2017	973
16,609	New Zealand Dollar	11,694	State Street Bank and Trust Company	8/2/2017	779
16,517	New Zealand Dollar	11,685	State Street Bank and Trust Company	8/2/2017	719
25,628	New Zealand Dollar	18,529	State Street Bank and Trust Company	8/2/2017	718
20,716	New Zealand Dollar	15,231	State Street Bank and Trust Company	8/2/2017	327
25,249	New Zealand Dollar	18,730	Royal Bank of Canada	10/25/2017	203
208,697	New Zealand Dollar	154,713	State Street Bank and Trust Company	10/25/2017	1,782
116,916	New Zealand Dollar	87,407	State Street Bank and Trust Company	10/25/2017	265
310,224	Norwegian Krone	37,005	Citibank, N.A.	8/2/2017	2,449
260,977	Norwegian Krone	33,029	Citibank, N.A.	8/2/2017	162
49,247	Norwegian Krone	6,233	Citibank, N.A.	8/2/2017	31
917,806	Norwegian Krone	107,531	Goldman Sachs International	8/2/2017	9,196
1,689,692	Norwegian Krone	211,831	Goldman Sachs International	8/2/2017	3,064
1,928,827	Norwegian Krone	244,112	Goldman Sachs International	8/2/2017	1,197
678,671	Norwegian Krone	85,893	Goldman Sachs International	8/2/2017	421
963,149	Norwegian Krone	111,745	Royal Bank of Canada	8/2/2017	10,748
420,588	Norwegian Krone	49,573	Royal Bank of Canada	8/2/2017	3,918
264,533	Norwegian Krone	31,658	Royal Bank of Canada	8/2/2017	1,986
235,092	Norwegian Krone	28,154	Royal Bank of Canada	8/2/2017	1,745
735,310	Norwegian Krone	93,061	Royal Bank of Canada	8/2/2017	456
541,632	Norwegian Krone	68,549	Royal Bank of Canada	8/2/2017	336
260,204	Norwegian Krone	32,931	Royal Bank of Canada	8/2/2017	161
236,621	Norwegian Krone	29,947	Royal Bank of Canada	8/2/2017	147
109,595	Norwegian Krone	13,870	Royal Bank of Canada	8/2/2017	68
2,030,667	Norwegian Krone	234,999	Societe Generale	8/2/2017	23,262
2,030,667	Norwegian Krone	257,001	Societe Generale	8/2/2017	1,260
2,075,271	Norwegian Krone	240,698	State Street Bank and Trust Company	8/2/2017	23,236
931,379	Norwegian Krone	108,272	State Street Bank and Trust Company	8/2/2017	10,181
441,603	Norwegian Krone	52,411	State Street Bank and Trust Company	8/2/2017	3,752
222,743	Norwegian Krone	26,417	State Street Bank and Trust Company	8/2/2017	1,912
190,314	Norwegian Krone	22,309	State Street Bank and Trust Company	8/2/2017	1,895
205,536	Norwegian Krone	24,256	State Street Bank and Trust Company	8/2/2017	1,884
245,847	Norwegian Krone	29,467	State Street Bank and Trust Company	8/2/2017	1,800
169,779	Norwegian Krone	20,099	State Street Bank and Trust Company	8/2/2017	1,494
105,940	Norwegian Krone	12,749	State Street Bank and Trust Company	8/2/2017	725
49,247	Norwegian Krone	6,183	Citibank, N.A.	10/25/2017	91
735,310	Norwegian Krone	92,252	Royal Bank of Canada	10/25/2017	1,425
2,030,667	Norwegian Krone	254,870	Societe Generale	10/25/2017	3,833
1,820,692	Norwegian Krone	228,110	State Street Bank and Trust Company	10/25/2017	3,843
365,507	Norwegian Krone	45,886	State Street Bank and Trust Company	10/25/2017	679
125,050	Norwegian Krone	15,752	State Street Bank and Trust Company	10/25/2017	179
65,942	Pound Sterling	84,640	Citibank, N.A.	8/2/2017	2,364
41,094	Pound Sterling	52,462	Citibank, N.A.	8/2/2017	1,758
74,077	Pound Sterling	96,267	Citibank, N.A.	8/2/2017	1,471
44,002	Pound Sterling	57,192	Citibank, N.A.	8/2/2017	865
215,722	Pound Sterling	284,397	Citibank, N.A.	8/2/2017	227
9,393	Pound Sterling	12,383	Citibank, N.A.	8/2/2017	10
71,262	Pound Sterling	93,011	Goldman Sachs International	8/2/2017	1,012
28,636	Pound Sterling	37,038	Goldman Sachs International	8/2/2017	744
64,896	Pound Sterling	85,556	Goldman Sachs International	8/2/2017	68
35,002	Pound Sterling	46,145	Goldman Sachs International	8/2/2017	37
276,637	Pound Sterling	359,364	Royal Bank of Canada	8/2/2017	5,631
53,794	Pound Sterling	68,202	Royal Bank of Canada	8/2/2017	2,774
29,995	Pound Sterling	38,251	Royal Bank of Canada	8/2/2017	1,324
14,506	Pound Sterling	18,471	Royal Bank of Canada	8/2/2017	668
305,530	Pound Sterling	402,795	Royal Bank of Canada	8/2/2017	321
47,705	Pound Sterling	62,892	Royal Bank of Canada	8/2/2017	50
21,697	Pound Sterling	28,604	Royal Bank of Canada	8/2/2017	23
103,937	Pound Sterling	134,803	Societe Generale	8/2/2017	2,332
103,937	Pound Sterling	137,025	Societe Generale	8/2/2017	109
104,125	Pound Sterling	133,996	State Street Bank and Trust Company	8/2/2017	3,386
62,732	Pound Sterling	80,017	State Street Bank and Trust Company	8/2/2017	2,752
41,958	Pound Sterling	53,212	State Street Bank and Trust Company	8/2/2017	2,147
40,486	Pound Sterling	52,492	State Street Bank and Trust Company	8/2/2017	926
35,992	Pound Sterling	46,597	State Street Bank and Trust Company	8/2/2017	890
19,934	Pound Sterling	25,540	State Street Bank and Trust Company	8/2/2017	761
29,375	Pound Sterling	38,049	State Street Bank and Trust Company	8/2/2017	708
29,359	Pound Sterling	38,285	State Street Bank and Trust Company	8/2/2017	451
215,722	Pound Sterling	282,246	Citibank, N.A.	10/25/2017	3,171
305,530	Pound Sterling	399,355	Royal Bank of Canada	10/25/2017	4,885
103,937	Pound Sterling	135,977	Societe Generale	10/25/2017	1,540
75,856	Pound Sterling	99,756	State Street Bank and Trust Company	10/25/2017	608
220,757	South African Rand	17,011	State Street Bank and Trust Company	8/2/2017	(260)
220,757	South African Rand	16,669	State Street Bank and Trust Company	10/25/2017	(143)
100,187,520	South Korean Won	89,302	Goldman Sachs International	8/2/2017	227
100,187,520	South Korean Won	89,509	Goldman Sachs International	8/2/2017	20
22,973,355	South Korean Won	20,519	State Street Bank and Trust Company	10/25/2017	7
799,755	Swedish Krona	92,293	Citibank, N.A.	8/2/2017	6,762
569,520	Swedish Krona	70,406	Citibank, N.A.	8/2/2017	133
230,235	Swedish Krona	28,463	Citibank, N.A.	8/2/2017	54
801,013	Swedish Krona	91,108	Goldman Sachs International	8/2/2017	8,103
411,272	Swedish Krona	46,782	Goldman Sachs International	8/2/2017	4,157
313,156	Swedish Krona	35,643	Goldman Sachs International	8/2/2017	3,144
867,900	Swedish Krona	107,293	Goldman Sachs International	8/2/2017	203
657,541	Swedish Krona	81,288	Goldman Sachs International	8/2/2017	154
3,228,968	Swedish Krona	367,245	Royal Bank of Canada	8/2/2017	32,686
558,496	Swedish Krona	64,189	Royal Bank of Canada	8/2/2017	4,984
176,779	Swedish Krona	21,316	Royal Bank of Canada	8/2/2017	580
2,134,045	Swedish Krona	263,819	Royal Bank of Canada	8/2/2017	498
1,054,594	Swedish Krona	130,373	Royal Bank of Canada	8/2/2017	246
471,041	Swedish Krona	58,232	Royal Bank of Canada	8/2/2017	110
159,540	Swedish Krona	19,723	Royal Bank of Canada	8/2/2017	37
145,023	Swedish Krona	17,928	Royal Bank of Canada	8/2/2017	34
889,331	Swedish Krona	108,222	Societe Generale	8/2/2017	1,928
889,331	Swedish Krona	109,943	Societe Generale	8/2/2017	208
516,252	Swedish Krona	58,365	State Street Bank and Trust Company	8/2/2017	5,576
491,130	Swedish Krona	56,322	State Street Bank and Trust Company	8/2/2017	4,508
188,207	Swedish Krona	21,431	State Street Bank and Trust Company	8/2/2017	1,879
332,639	Swedish Krona	40,124	State Street Bank and Trust Company	8/2/2017	1,076
126,715	Swedish Krona	14,640	State Street Bank and Trust Company	8/2/2017	1,054
14,037	Swedish Krona	1,597	State Street Bank and Trust Company	8/2/2017	142
569,520	Swedish Krona	69,646	Citibank, N.A.	10/25/2017	1,225
657,541	Swedish Krona	80,393	Goldman Sachs International	10/25/2017	1,432
2,134,045	Swedish Krona	260,733	Royal Bank of Canada	10/25/2017	4,828
124,613	Swedish Krona	15,169	Royal Bank of Canada	10/25/2017	338
231,418	Swedish Krona	28,607	Royal Bank of Canada	10/25/2017	191
1,499,137	Swedish Krona	185,495	State Street Bank and Trust Company	10/25/2017	1,058
274,963	Swedish Krona	33,928	State Street Bank and Trust Company	10/25/2017	288
101,432	Swiss Franc	104,709	Citibank, N.A.	8/2/2017	190
73,768	Swiss Franc	76,152	Citibank, N.A.	8/2/2017	138
20,747	Swiss Franc	21,417	Citibank, N.A.	8/2/2017	39
195,947	Swiss Franc	204,538	Citibank, N.A.	8/2/2017	(1,893)
10,892	Swiss Franc	11,016	Goldman Sachs International	8/2/2017	248
92,272	Swiss Franc	95,253	Goldman Sachs International	8/2/2017	172
79,702	Swiss Franc	82,277	Goldman Sachs International	8/2/2017	149
161,082	Swiss Franc	168,091	Goldman Sachs International	8/2/2017	(1,504)
432,769	Swiss Franc	446,752	Royal Bank of Canada	8/2/2017	809
16,702	Swiss Franc	17,242	Royal Bank of Canada	8/2/2017	31
11,261	Swiss Franc	11,625	Royal Bank of Canada	8/2/2017	21
24,201	Swiss Franc	25,027	Royal Bank of Canada	8/2/2017	1
11,096	Swiss Franc	11,526	Royal Bank of Canada	8/2/2017	(51)
55,080	Swiss Franc	57,239	Royal Bank of Canada	8/2/2017	(276)
370,355	Swiss Franc	386,632	Royal Bank of Canada	8/2/2017	(3,619)
503,256	Swiss Franc	519,517	Societe Generale	8/2/2017	940
503,256	Swiss Franc	525,506	Societe Generale	8/2/2017	(5,049)
409,453	Swiss Franc	414,514	State Street Bank and Trust Company	8/2/2017	8,934
73,269	Swiss Franc	72,934	State Street Bank and Trust Company	8/2/2017	2,840
22,128	Swiss Franc	22,096	State Street Bank and Trust Company	8/2/2017	789
90,289	Swiss Franc	92,589	State Street Bank and Trust Company	8/2/2017	786
21,599	Swiss Franc	22,262	State Street Bank and Trust Company	8/2/2017	75
14,084	Swiss Franc	14,771	State Street Bank and Trust Company	8/2/2017	(206)
63,861	Swiss Franc	66,267	State Street Bank and Trust Company	8/2/2017	(223)
114,115	Swiss Franc	118,518	State Street Bank and Trust Company	8/2/2017	(502)
110,027	Swiss Franc	114,474	State Street Bank and Trust Company	8/2/2017	(687)
23,183	Swiss Franc	24,029	Royal Bank of Canada	10/25/2017	74
128,311	Swiss Franc	133,244	State Street Bank and Trust Company	10/25/2017	158
15,380	Swiss Franc	15,944	State Street Bank and Trust Company	10/25/2017	47
693,825	Swiss Franc	729,490	State Street Bank and Trust Company	10/25/2017	(8,133)
Total					$661,144

Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
47,970	Australian Dollar	$38,297	Citibank, N.A.	8/2/2017	$(79)
91,290	Australian Dollar	72,881	Citibank, N.A.	8/2/2017	(151)
113,421	Australian Dollar	89,795	Citibank, N.A.	8/2/2017	(941)
25,839	Australian Dollar	19,657	Citibank, N.A.	8/2/2017	(1,014)
23,384	Australian Dollar	18,669	Goldman Sachs International	8/2/2017	(38)
45,815	Australian Dollar	36,576	Goldman Sachs International	8/2/2017	(76)
28,408	Australian Dollar	21,134	Goldman Sachs International	8/2/2017	(1,592)
40,791	Australian Dollar	30,147	Goldman Sachs International	8/2/2017	(2,486)
25,623	Australian Dollar	20,456	Royal Bank of Canada	8/2/2017	(42)
47,438	Australian Dollar	37,872	Royal Bank of Canada	8/2/2017	(78)
91,704	Australian Dollar	73,212	Royal Bank of Canada	8/2/2017	(151)
148,499	Australian Dollar	118,554	Royal Bank of Canada	8/2/2017	(245)
28,616	Australian Dollar	22,364	Royal Bank of Canada	8/2/2017	(528)
32,103	Australian Dollar	24,352	Royal Bank of Canada	8/2/2017	(1,330)
46,783	Australian Dollar	34,616	Royal Bank of Canada	8/2/2017	(2,811)
84,695	Australian Dollar	63,901	Royal Bank of Canada	8/2/2017	(3,855)
121,067	Australian Dollar	91,804	Royal Bank of Canada	8/2/2017	(5,049)
115,029	Australian Dollar	91,833	Societe Generale	8/2/2017	(190)
115,029	Australian Dollar	91,075	Societe Generale	8/2/2017	(948)
26,909	Australian Dollar	21,384	State Street Bank and Trust Company	8/2/2017	(143)
38,702	Australian Dollar	30,631	State Street Bank and Trust Company	8/2/2017	(331)
52,989	Australian Dollar	42,044	State Street Bank and Trust Company	8/2/2017	(347)
15,860	Australian Dollar	11,954	State Street Bank and Trust Company	8/2/2017	(734)
18,266	Australian Dollar	13,576	State Street Bank and Trust Company	8/2/2017	(1,037)
25,762	Australian Dollar	19,222	State Street Bank and Trust Company	8/2/2017	(1,388)
52,756	Australian Dollar	40,081	State Street Bank and Trust Company	8/2/2017	(2,124)
53,435	Australian Dollar	39,220	State Street Bank and Trust Company	8/2/2017	(3,528)
98,788	Australian Dollar	73,598	State Street Bank and Trust Company	8/2/2017	(5,433)
178,218	Australian Dollar	134,282	State Street Bank and Trust Company	8/2/2017	(8,292)
161,631	Australian Dollar	118,789	State Street Bank and Trust Company	8/2/2017	(10,516)
372,993	Australian Dollar	275,942	State Street Bank and Trust Company	8/2/2017	(22,452)
23,384	Australian Dollar	18,477	Goldman Sachs International	10/25/2017	(210)
25,627	Australian Dollar	20,440	Royal Bank of Canada	10/25/2017	(39)
148,499	Australian Dollar	117,375	Royal Bank of Canada	10/25/2017	(1,295)
99,265	Australian Dollar	78,408	State Street Bank and Trust Company	10/25/2017	(918)
330,621	Australian Dollar	263,082	State Street Bank and Trust Company	10/25/2017	(1,129)
15,385	Canadian Dollar	11,229	Citibank, N.A.	8/2/2017	(1,111)
86,654	Canadian Dollar	65,552	Citibank, N.A.	8/2/2017	(3,953)
94,077	Canadian Dollar	68,865	Citibank, N.A.	8/2/2017	(6,594)
202,649	Canadian Dollar	147,717	Citibank, N.A.	8/2/2017	(14,827)
16,165	Canadian Dollar	11,857	Goldman Sachs International	8/2/2017	(1,109)
204,534	Canadian Dollar	149,693	Goldman Sachs International	8/2/2017	(14,364)
34,272	Canadian Dollar	26,638	Royal Bank of Canada	8/2/2017	(852)
79,406	Canadian Dollar	61,413	Royal Bank of Canada	8/2/2017	(2,279)
92,264	Canadian Dollar	71,366	Royal Bank of Canada	8/2/2017	(2,639)
84,269	Canadian Dollar	63,213	Royal Bank of Canada	8/2/2017	(4,379)
288,561	Canadian Dollar	211,232	Royal Bank of Canada	8/2/2017	(20,222)
688,453	Canadian Dollar	550,481	Societe Generale	8/2/2017	(1,727)
25,486	Canadian Dollar	20,210	State Street Bank and Trust Company	8/2/2017	(233)
76,937	Canadian Dollar	60,839	State Street Bank and Trust Company	8/2/2017	(872)
27,876	Canadian Dollar	20,669	State Street Bank and Trust Company	8/2/2017	(1,690)
30,691	Canadian Dollar	22,369	State Street Bank and Trust Company	8/2/2017	(2,248)
37,874	Canadian Dollar	27,681	State Street Bank and Trust Company	8/2/2017	(2,698)
97,212	Canadian Dollar	75,027	State Street Bank and Trust Company	8/2/2017	(2,946)
71,895	Canadian Dollar	54,454	State Street Bank and Trust Company	8/2/2017	(3,213)
61,062	Canadian Dollar	44,536	State Street Bank and Trust Company	8/2/2017	(4,442)
182,085	Canadian Dollar	140,300	State Street Bank and Trust Company	8/2/2017	(5,751)
332,380	Canadian Dollar	266,145	Citibank, N.A.	10/25/2017	(738)
220,699	Canadian Dollar	176,479	Goldman Sachs International	10/25/2017	(730)
427,523	Canadian Dollar	342,295	Royal Bank of Canada	10/25/2017	(982)
46,485	Euro	54,806	Citibank, N.A.	8/2/2017	(223)
58,281	Euro	68,713	Citibank, N.A.	8/2/2017	(280)
22,371	Euro	25,558	Citibank, N.A.	8/2/2017	(925)
82,395	Euro	95,932	Citibank, N.A.	8/2/2017	(1,607)
68,118	Euro	80,311	Goldman Sachs International	8/2/2017	(327)
129,322	Euro	152,471	Goldman Sachs International	8/2/2017	(621)
69,100	Euro	80,453	Goldman Sachs International	8/2/2017	(1,347)
26,302	Euro	29,159	Goldman Sachs International	8/2/2017	(1,977)
43,388	Euro	48,667	Goldman Sachs International	8/2/2017	(2,695)
58,650	Euro	64,195	Goldman Sachs International	8/2/2017	(5,235)
18,651	Euro	21,990	Royal Bank of Canada	8/2/2017	(90)
22,357	Euro	26,359	Royal Bank of Canada	8/2/2017	(107)
32,112	Euro	37,860	Royal Bank of Canada	8/2/2017	(154)
40,793	Euro	48,095	Royal Bank of Canada	8/2/2017	(196)
10,643	Euro	12,217	Royal Bank of Canada	8/2/2017	(383)
9,835	Euro	11,230	Royal Bank of Canada	8/2/2017	(412)
15,366	Euro	17,544	Royal Bank of Canada	8/2/2017	(646)
165,064	Euro	194,610	Royal Bank of Canada	8/2/2017	(792)
23,042	Euro	26,001	Royal Bank of Canada	8/2/2017	(1,276)
64,350	Euro	73,538	Royal Bank of Canada	8/2/2017	(2,640)
155,741	Euro	181,283	Royal Bank of Canada	8/2/2017	(3,084)
9,024	Euro	10,639	Societe Generale	8/2/2017	(43)
9,024	Euro	9,903	Societe Generale	8/2/2017	(780)
13,438	Euro	15,542	State Street Bank and Trust Company	8/2/2017	(366)
10,051	Euro	11,465	State Street Bank and Trust Company	8/2/2017	(433)
25,088	Euro	28,454	State Street Bank and Trust Company	8/2/2017	(1,245)
29,156	Euro	33,188	State Street Bank and Trust Company	8/2/2017	(1,327)
51,108	Euro	58,894	State Street Bank and Trust Company	8/2/2017	(1,608)
25,899	Euro	28,960	State Street Bank and Trust Company	8/2/2017	(1,699)
39,870	Euro	44,827	State Street Bank and Trust Company	8/2/2017	(2,371)
65,585	Euro	74,983	State Street Bank and Trust Company	8/2/2017	(2,657)
33,334	Euro	36,740	State Street Bank and Trust Company	8/2/2017	(2,721)
72,808	Euro	82,705	State Street Bank and Trust Company	8/2/2017	(3,486)
50,873	Euro	55,542	State Street Bank and Trust Company	8/2/2017	(4,681)
67,809	Euro	74,321	State Street Bank and Trust Company	8/2/2017	(5,952)
111,262	Euro	124,253	State Street Bank and Trust Company	8/2/2017	(7,459)
356,835	Euro	392,545	State Street Bank and Trust Company	8/2/2017	(29,876)
9,024	Euro	10,557	Societe Generale	10/25/2017	(174)
26,928	Euro	31,477	State Street Bank and Trust Company	10/25/2017	(543)
499,233	Euro	583,389	State Street Bank and Trust Company	10/25/2017	(10,261)
2,243,384	Japanese Yen	20,334	Citibank, N.A.	8/2/2017	(15)
3,090,996	Japanese Yen	27,974	Citibank, N.A.	8/2/2017	(63)
14,926,223	Japanese Yen	135,085	Citibank, N.A.	8/2/2017	(306)
16,612,447	Japanese Yen	150,346	Citibank, N.A.	8/2/2017	(341)
10,006,833	Japanese Yen	90,267	Citibank, N.A.	8/2/2017	(502)
8,567,127	Japanese Yen	76,846	Citibank, N.A.	8/2/2017	(863)
13,812,322	Japanese Yen	123,589	Citibank, N.A.	8/2/2017	(1,698)
3,997,277	Japanese Yen	36,176	Goldman Sachs International	8/2/2017	(82)
5,208,227	Japanese Yen	47,135	Goldman Sachs International	8/2/2017	(107)
6,559,287	Japanese Yen	59,363	Goldman Sachs International	8/2/2017	(135)
5,969,749	Japanese Yen	53,226	Goldman Sachs International	8/2/2017	(924)
9,795,042	Japanese Yen	87,604	Goldman Sachs International	8/2/2017	(1,244)
5,908,893	Japanese Yen	53,939	Royal Bank of Canada	8/2/2017	341
1,490,547	Japanese Yen	13,490	Royal Bank of Canada	8/2/2017	(31)
2,506,765	Japanese Yen	22,687	Royal Bank of Canada	8/2/2017	(51)
8,021,719	Japanese Yen	72,598	Royal Bank of Canada	8/2/2017	(165)
1,776,642	Japanese Yen	15,947	Royal Bank of Canada	8/2/2017	(168)
8,896,086	Japanese Yen	80,511	Royal Bank of Canada	8/2/2017	(183)
8,960,099	Japanese Yen	81,091	Royal Bank of Canada	8/2/2017	(184)
8,132,368	Japanese Yen	72,500	Royal Bank of Canada	8/2/2017	(1,266)
14,057,313	Japanese Yen	125,770	Royal Bank of Canada	8/2/2017	(1,740)
14,748,487	Japanese Yen	133,477	Societe Generale	8/2/2017	(303)
14,748,487	Japanese Yen	131,141	Societe Generale	8/2/2017	(2,638)
3,284,130	Japanese Yen	30,099	State Street Bank and Trust Company	8/2/2017	310
2,839,845	Japanese Yen	25,919	State Street Bank and Trust Company	8/2/2017	160
4,041,587	Japanese Yen	36,791	State Street Bank and Trust Company	8/2/2017	131
10,583,418	Japanese Yen	96,043	State Street Bank and Trust Company	8/2/2017	44
3,346,644	Japanese Yen	30,287	State Street Bank and Trust Company	8/2/2017	(69)
2,116,543	Japanese Yen	19,116	State Street Bank and Trust Company	8/2/2017	(82)
2,966,939	Japanese Yen	26,796	State Street Bank and Trust Company	8/2/2017	(116)
2,751,975	Japanese Yen	24,806	State Street Bank and Trust Company	8/2/2017	(157)
3,519,803	Japanese Yen	31,653	State Street Bank and Trust Company	8/2/2017	(274)
13,621,741	Japanese Yen	121,034	State Street Bank and Trust Company	8/2/2017	(2,525)
2,891,873	Japanese Yen	26,156	Royal Bank of Canada	10/25/2017	(177)
14,748,487	Japanese Yen	132,481	Societe Generale	10/25/2017	(1,817)
14,791,620	Japanese Yen	134,174	State Street Bank and Trust Company	10/25/2017	(517)
16,131,248	Japanese Yen	145,762	State Street Bank and Trust Company	10/25/2017	(1,128)
805	Mexican Peso	45	Goldman Sachs International	8/2/2017	(0)
743,745	Mexican Peso	41,668	Goldman Sachs International	8/2/2017	(109)
213,782	Mexican Peso	11,977	Royal Bank of Canada	8/2/2017	(31)
958,332	Mexican Peso	49,825	State Street Bank and Trust Company	8/2/2017	(4,007)
200,663	New Zealand Dollar	150,447	Citibank, N.A.	8/2/2017	(251)
118,509	New Zealand Dollar	86,382	Citibank, N.A.	8/2/2017	(2,618)
82,154	New Zealand Dollar	56,883	Citibank, N.A.	8/2/2017	(4,814)
57,018	New Zealand Dollar	42,749	Goldman Sachs International	8/2/2017	(71)
60,549	New Zealand Dollar	45,397	Goldman Sachs International	8/2/2017	(76)
82,987	New Zealand Dollar	62,220	Goldman Sachs International	8/2/2017	(104)
127,486	New Zealand Dollar	95,583	Goldman Sachs International	8/2/2017	(159)
83,170	New Zealand Dollar	60,405	Goldman Sachs International	8/2/2017	(2,056)
244,870	New Zealand Dollar	173,806	Goldman Sachs International	8/2/2017	(10,091)
45,154	New Zealand Dollar	33,854	Royal Bank of Canada	8/2/2017	(56)
83,562	New Zealand Dollar	62,651	Royal Bank of Canada	8/2/2017	(104)
113,954	New Zealand Dollar	85,437	Royal Bank of Canada	8/2/2017	(142)
133,801	New Zealand Dollar	100,317	Royal Bank of Canada	8/2/2017	(167)
25,249	New Zealand Dollar	18,757	Royal Bank of Canada	8/2/2017	(205)
16,932	New Zealand Dollar	12,003	Royal Bank of Canada	8/2/2017	(713)
30,873	New Zealand Dollar	22,304	Royal Bank of Canada	8/2/2017	(882)
67,643	New Zealand Dollar	49,190	Royal Bank of Canada	8/2/2017	(1,610)
94,656	New Zealand Dollar	67,502	Royal Bank of Canada	8/2/2017	(3,585)
141,118	New Zealand Dollar	101,753	Royal Bank of Canada	8/2/2017	(4,227)
566,486	New Zealand Dollar	424,723	Societe Generale	8/2/2017	(708)
566,486	New Zealand Dollar	390,377	Societe Generale	8/2/2017	(35,054)
38,074	New Zealand Dollar	27,762	State Street Bank and Trust Company	8/2/2017	(832)
27,245	New Zealand Dollar	19,579	State Street Bank and Trust Company	8/2/2017	(882)
27,200	New Zealand Dollar	19,087	State Street Bank and Trust Company	8/2/2017	(1,340)
31,809	New Zealand Dollar	21,694	State Street Bank and Trust Company	8/2/2017	(2,195)
84,066	New Zealand Dollar	60,591	State Street Bank and Trust Company	8/2/2017	(2,543)
124,163	New Zealand Dollar	90,118	State Street Bank and Trust Company	8/2/2017	(3,129)
113,958	New Zealand Dollar	81,680	State Street Bank and Trust Company	8/2/2017	(3,902)
67,202	New Zealand Dollar	46,206	State Street Bank and Trust Company	8/2/2017	(4,263)
153,080	New Zealand Dollar	110,406	State Street Bank and Trust Company	8/2/2017	(4,557)
80,420	New Zealand Dollar	55,719	State Street Bank and Trust Company	8/2/2017	(4,677)
118,303	New Zealand Dollar	81,665	State Street Bank and Trust Company	8/2/2017	(7,180)
200,663	New Zealand Dollar	148,741	Citibank, N.A.	10/25/2017	(1,729)
57,018	New Zealand Dollar	42,289	Goldman Sachs International	10/25/2017	(467)
18,741	New Zealand Dollar	13,912	Royal Bank of Canada	10/25/2017	(141)
566,486	New Zealand Dollar	420,191	Societe Generale	10/25/2017	(4,599)
92,376	New Zealand Dollar	69,027	State Street Bank and Trust Company	10/25/2017	(243)
46,796	New Zealand Dollar	34,693	State Street Bank and Trust Company	10/25/2017	(397)
49,247	Norwegian Krone	6,173	Citibank, N.A.	8/2/2017	(90)
310,224	Norwegian Krone	39,262	Citibank, N.A.	8/2/2017	(193)
260,977	Norwegian Krone	30,263	Citibank, N.A.	8/2/2017	(2,928)
917,806	Norwegian Krone	116,157	Goldman Sachs International	8/2/2017	(570)
1,689,692	Norwegian Krone	213,847	Goldman Sachs International	8/2/2017	(1,048)
678,671	Norwegian Krone	79,804	Goldman Sachs International	8/2/2017	(6,510)
1,928,827	Norwegian Krone	223,764	Goldman Sachs International	8/2/2017	(21,544)
235,092	Norwegian Krone	29,753	Royal Bank of Canada	8/2/2017	(146)
264,533	Norwegian Krone	33,479	Royal Bank of Canada	8/2/2017	(164)
420,588	Norwegian Krone	53,230	Royal Bank of Canada	8/2/2017	(261)
109,595	Norwegian Krone	13,460	Royal Bank of Canada	8/2/2017	(479)
963,149	Norwegian Krone	121,896	Royal Bank of Canada	8/2/2017	(598)
735,310	Norwegian Krone	92,098	Royal Bank of Canada	8/2/2017	(1,419)
236,621	Norwegian Krone	28,370	Royal Bank of Canada	8/2/2017	(1,723)
260,204	Norwegian Krone	30,550	Royal Bank of Canada	8/2/2017	(2,543)
541,632	Norwegian Krone	63,349	Royal Bank of Canada	8/2/2017	(5,536)
2,030,667	Norwegian Krone	257,001	Societe Generale	8/2/2017	(1,260)
2,030,667	Norwegian Krone	254,445	Societe Generale	8/2/2017	(3,816)
111,721	Norwegian Krone	13,852	State Street Bank and Trust Company	8/2/2017	(357)
100,416	Norwegian Krone	12,156	State Street Bank and Trust Company	8/2/2017	(615)
112,798	Norwegian Krone	13,371	State Street Bank and Trust Company	8/2/2017	(975)
146,932	Norwegian Krone	17,631	State Street Bank and Trust Company	8/2/2017	(1,056)
148,727	Norwegian Krone	17,528	State Street Bank and Trust Company	8/2/2017	(1,387)
191,276	Norwegian Krone	22,902	State Street Bank and Trust Company	8/2/2017	(1,425)
174,724	Norwegian Krone	20,768	State Street Bank and Trust Company	8/2/2017	(1,453)
261,899	Norwegian Krone	31,253	State Street Bank and Trust Company	8/2/2017	(2,056)
269,598	Norwegian Krone	31,781	State Street Bank and Trust Company	8/2/2017	(2,506)
337,234	Norwegian Krone	40,082	State Street Bank and Trust Company	8/2/2017	(2,808)
912,395	Norwegian Krone	106,223	State Street Bank and Trust Company	8/2/2017	(9,816)
1,689,692	Norwegian Krone	212,176	Goldman Sachs International	10/25/2017	(3,088)
314,052	Norwegian Krone	39,253	Royal Bank of Canada	10/25/2017	(757)
534,251	Norwegian Krone	67,432	State Street Bank and Trust Company	10/25/2017	(631)
628,755	Norwegian Krone	79,170	State Street Bank and Trust Company	10/25/2017	(932)
41,094	Pound Sterling	54,176	Citibank, N.A.	8/2/2017	(43)
44,002	Pound Sterling	58,010	Citibank, N.A.	8/2/2017	(46)
65,942	Pound Sterling	86,935	Citibank, N.A.	8/2/2017	(69)
74,077	Pound Sterling	97,659	Citibank, N.A.	8/2/2017	(78)
9,393	Pound Sterling	12,126	Citibank, N.A.	8/2/2017	(267)
215,722	Pound Sterling	281,452	Citibank, N.A.	8/2/2017	(3,171)
28,636	Pound Sterling	37,752	Goldman Sachs International	8/2/2017	(30)
71,262	Pound Sterling	93,948	Goldman Sachs International	8/2/2017	(75)
35,002	Pound Sterling	45,302	Goldman Sachs International	8/2/2017	(880)
64,896	Pound Sterling	84,293	Goldman Sachs International	8/2/2017	(1,330)
14,506	Pound Sterling	19,124	Royal Bank of Canada	8/2/2017	(15)
29,995	Pound Sterling	39,544	Royal Bank of Canada	8/2/2017	(32)
53,794	Pound Sterling	70,919	Royal Bank of Canada	8/2/2017	(57)
21,697	Pound Sterling	28,366	Royal Bank of Canada	8/2/2017	(261)
276,637	Pound Sterling	364,704	Royal Bank of Canada	8/2/2017	(291)
47,705	Pound Sterling	61,766	Royal Bank of Canada	8/2/2017	(1,176)
305,530	Pound Sterling	398,228	Royal Bank of Canada	8/2/2017	(4,889)
103,937	Pound Sterling	137,025	Societe Generale	8/2/2017	(109)
103,937	Pound Sterling	135,594	Societe Generale	8/2/2017	(1,540)
9,202	Pound Sterling	11,846	State Street Bank and Trust Company	8/2/2017	(295)
28,436	Pound Sterling	37,061	State Street Bank and Trust Company	8/2/2017	(458)
18,625	Pound Sterling	24,106	State Street Bank and Trust Company	8/2/2017	(468)
47,593	Pound Sterling	62,145	State Street Bank and Trust Company	8/2/2017	(649)
37,040	Pound Sterling	47,760	State Street Bank and Trust Company	8/2/2017	(1,111)
87,955	Pound Sterling	113,913	State Street Bank and Trust Company	8/2/2017	(2,135)
47,272	Pound Sterling	59,932	State Street Bank and Trust Company	8/2/2017	(2,439)
500,446	Pound Sterling	650,322	State Street Bank and Trust Company	8/2/2017	(9,967)
71,262	Pound Sterling	93,272	Goldman Sachs International	10/25/2017	(1,013)
10,193	Pound Sterling	13,346	Royal Bank of Canada	10/25/2017	(140)
37,274	Pound Sterling	48,860	State Street Bank and Trust Company	10/25/2017	(456)
412,608	Pound Sterling	538,804	State Street Bank and Trust Company	10/25/2017	(7,109)
100,187,520	South Korean Won	89,302	Goldman Sachs International	8/2/2017	(227)
100,187,520	South Korean Won	87,992	Goldman Sachs International	8/2/2017	(1,537)
100,187,520	South Korean Won	89,518	Goldman Sachs International	10/25/2017	1
799,755	Swedish Krona	98,869	Citibank, N.A.	8/2/2017	(187)
569,520	Swedish Krona	69,316	Citibank, N.A.	8/2/2017	(1,223)
230,235	Swedish Krona	27,078	Citibank, N.A.	8/2/2017	(1,439)
313,156	Swedish Krona	38,714	Goldman Sachs International	8/2/2017	(73)
411,272	Swedish Krona	50,843	Goldman Sachs International	8/2/2017	(96)
801,013	Swedish Krona	99,024	Goldman Sachs International	8/2/2017	(187)
657,541	Swedish Krona	80,015	Goldman Sachs International	8/2/2017	(1,426)
867,900	Swedish Krona	98,691	Goldman Sachs International	8/2/2017	(8,805)
176,779	Swedish Krona	21,854	Royal Bank of Canada	8/2/2017	(41)
558,496	Swedish Krona	69,043	Royal Bank of Canada	8/2/2017	(130)
145,023	Swedish Krona	17,231	Royal Bank of Canada	8/2/2017	(731)
3,228,968	Swedish Krona	399,178	Royal Bank of Canada	8/2/2017	(754)
159,540	Swedish Krona	18,409	Royal Bank of Canada	8/2/2017	(1,351)
471,041	Swedish Krona	55,766	Royal Bank of Canada	8/2/2017	(2,576)
2,134,045	Swedish Krona	259,480	Royal Bank of Canada	8/2/2017	(4,837)
1,054,594	Swedish Krona	125,134	Royal Bank of Canada	8/2/2017	(5,485)
889,331	Swedish Krona	109,943	Societe Generale	8/2/2017	(208)
889,331	Swedish Krona	101,036	Societe Generale	8/2/2017	(9,114)
142,341	Swedish Krona	16,867	State Street Bank and Trust Company	8/2/2017	(763)
100,184	Swedish Krona	11,597	State Street Bank and Trust Company	8/2/2017	(812)
200,032	Swedish Krona	23,801	State Street Bank and Trust Company	8/2/2017	(974)
154,457	Swedish Krona	17,915	State Street Bank and Trust Company	8/2/2017	(1,216)
139,039	Swedish Krona	15,991	State Street Bank and Trust Company	8/2/2017	(1,230)
245,031	Swedish Krona	28,485	State Street Bank and Trust Company	8/2/2017	(1,864)
201,328	Swedish Krona	22,918	State Street Bank and Trust Company	8/2/2017	(2,018)
252,251	Swedish Krona	28,959	State Street Bank and Trust Company	8/2/2017	(2,284)
295,382	Swedish Krona	33,882	State Street Bank and Trust Company	8/2/2017	(2,703)
595,642	Swedish Krona	70,424	State Street Bank and Trust Company	8/2/2017	(3,351)
720,388	Swedish Krona	84,627	State Street Bank and Trust Company	8/2/2017	(4,599)
793,162	Swedish Krona	89,758	State Street Bank and Trust Company	8/2/2017	(8,481)
916,148	Swedish Krona	104,806	State Street Bank and Trust Company	8/2/2017	(8,666)
889,331	Swedish Krona	108,729	Societe Generale	10/25/2017	(1,939)
123,126	Swedish Krona	15,137	State Street Bank and Trust Company	10/25/2017	(185)
3,086,405	Swedish Krona	376,818	State Street Bank and Trust Company	10/25/2017	(7,254)
101,432	Swiss Franc	106,028	Citibank, N.A.	8/2/2017	1,129
20,747	Swiss Franc	21,515	Citibank, N.A.	8/2/2017	59
195,947	Swiss Franc	202,278	Citibank, N.A.	8/2/2017	(366)
73,768	Swiss Franc	74,638	Citibank, N.A.	8/2/2017	(1,652)
10,892	Swiss Franc	11,244	Goldman Sachs International	8/2/2017	(20)
161,082	Swiss Franc	166,287	Goldman Sachs International	8/2/2017	(301)
79,702	Swiss Franc	82,061	Goldman Sachs International	8/2/2017	(365)
92,272	Swiss Franc	93,317	Goldman Sachs International	8/2/2017	(2,109)
16,702	Swiss Franc	17,306	Royal Bank of Canada	8/2/2017	33
11,261	Swiss Franc	11,656	Royal Bank of Canada	8/2/2017	10
11,096	Swiss Franc	11,455	Royal Bank of Canada	8/2/2017	(21)
24,201	Swiss Franc	24,983	Royal Bank of Canada	8/2/2017	(45)
55,080	Swiss Franc	56,860	Royal Bank of Canada	8/2/2017	(103)
370,355	Swiss Franc	382,322	Royal Bank of Canada	8/2/2017	(692)
432,769	Swiss Franc	436,162	Royal Bank of Canada	8/2/2017	(11,399)
503,256	Swiss Franc	519,517	Societe Generale	8/2/2017	(940)
503,256	Swiss Franc	506,737	Societe Generale	8/2/2017	(13,720)
14,111	Swiss Franc	14,790	State Street Bank and Trust Company	8/2/2017	197
25,131	Swiss Franc	26,137	State Street Bank and Trust Company	8/2/2017	147
18,635	Swiss Franc	19,311	State Street Bank and Trust Company	8/2/2017	39
17,401	Swiss Franc	17,987	State Street Bank and Trust Company	8/2/2017	(9)
85,193	Swiss Franc	86,506	State Street Bank and Trust Company	8/2/2017	(1,599)
64,529	Swiss Franc	64,582	State Street Bank and Trust Company	8/2/2017	(2,153)
195,947	Swiss Franc	205,641	Citibank, N.A.	10/25/2017	1,918
161,082	Swiss Franc	168,998	Goldman Sachs International	10/25/2017	1,524
370,355	Swiss Franc	388,716	Royal Bank of Canada	10/25/2017	3,665
503,256	Swiss Franc	528,344	Societe Generale	10/25/2017	5,118
Total					$(650,328)

(a)	Amount less than one dollar.

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) (cont’d)

Total return swap contracts (“total return swaps”)

At July 31, 2017, the Fund had outstanding over-the-counter (“OTC”) total return swaps as follows:

Short Total Return Swaps

Swap Counterparty	Reference Entity	Notional Value(a)	Termination Date	Variable-Rate	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Total Fair Value
Citibank N.A.	MSCI U.S. REIT Index	$(224,151)	10/9/2017	1.37%(b)	$(7,442)	$214	$(7,228)

(a)	Notional value represents the value (including any fees or commissions) of the short positions when they were established.
(b)	3-month LIBOR plus 0.07% as of 7/3/2017.

Written option contracts ("options written")

At July 31, 2017, the Fund had outstanding options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
S&P 500 Mini Index, Put	4	$242	8/4/2017	$(32)
S&P 500 Mini Index, Put	3	243	8/4/2017	(30)
S&P 500 Mini Index, Call	11	247	8/4/2017	(897)
S&P 500 Mini Index, Call	11	248	8/4/2017	(352)
S&P 500 Mini Index, Put	1	237.5	8/11/2017	(18)
S&P 500 Mini Index, Put	18	240	8/11/2017	(405)
S&P 500 Mini Index, Put	4	241	8/11/2017	(100)
S&P 500 Mini Index, Call	11	247	8/11/2017	(1,298)
S&P 500 Mini Index, Call	11	249	8/11/2017	(347)
S&P 500 Mini Index, Put	10	241	8/18/2017	(490)
S&P 500 Mini Index, Put	13	242	8/18/2017	(741)
S&P 500 Mini Index, Call	2	251	8/18/2017	(30)
S&P 500 Mini Index, Call	20	252	8/18/2017	(0)	(a)(b)
S&P 500 Mini Index, Put	5	241	8/25/2017	(355)
S&P 500 Mini Index, Put	12	242	8/25/2017	(966)
S&P 500 Mini Index, Put	6	243	8/25/2017	(549)
S&P 500 Mini Index, Call	13	250	8/25/2017	(618)
S&P 500 Mini Index, Call	9	255	8/25/2017	(81)	(a)
S&P 500 Mini Index, Put	2	242	9/1/2017	(212)
S&P 500 Mini Index, Put	13	243	9/1/2017	(1,573)
Total (premium received: $12,238)				$(9,094)

At July 31, 2017, the Fund had securities pledged in the amount of $915,458 to cover collateral requirements for options written.

(a)	Security fair valued as of July 31, 2017 in accordance with procedures approved by the Board.
(b)    Amount less than one dollar.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2017:

Asset Valuation Inputs (000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$7,403	$—	$—	$7,403
Convertible Preferred Stocks(a)	45	—	—	45
Preferred Stocks(a)	234	—	—	234
Convertible Bonds(a)	—	172	—	172
Corporate Bonds(a)	—	2,337	—	2,337
Mortgage-Backed Securities(a)	—	3,040	—	3,040
U.S. Treasury Obligations	—	3,089	—	3,089
U.S. Government Agency Securities	—	203	—	203
Asset-Backed Securities	—	725	—	725
Foreign Government Securities	—	143	—	143
Exchange Traded Funds	807	—	—	807
Master Limited Partnerships(a)	759	—	—	759
Investment Companies	—	5,294	—	5,294
Short-Term Investment	—	586	—	586
Total Investments	$9,248	$15,589	$—	$24,837

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended July 31, 2017, no securities were transferred from one level (as of October 31, 2016) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2017:

Other Financial Instruments (000's omitted)	Level 1	Level 2	Level 3(b)		Total
Futures(a)
Assets	$81	$—	$—		$81
Liabilities	(30)	—	—		(30)
Forward Contracts(a)
Assets	—	699	—		699
Liabilities	—	(688)	—		(688)
Swaps
Liabilities	—	(7)	—		(7)
Options Written
Liabilities	(9)	—	(0	)(d)	(9)
Total	$42	$4	$(0	)(d)	$46

(a)	Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2016	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2017
Other Financial Instruments: (000’s omitted)
Options Written(c)	$—	$—	$1	$0(d)	$—	$(1)	$—	$—	$(0)(d)	$0(d)
Total	$—	$—	$1	$0(d)	$—	$(1)	$—	$—	$(0)(d)	$0(d)

(c)
As of the period ended July 31, 2017, these investments were valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security.

(d)	Amount less than one thousand.

§	Investments in Affiliates(a):

	Balance of Shares Held October 31, 2016	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held July 31, 2017	Value July 31, 2017	Distributions from Investments in Affiliated Issuers(b)	Net Realized Gain (Loss) from Investments in Affiliated Issuers
Neuberger Berman Emerging Markets Debt Fund Institutional Class	156,831	28,186	62,359	122,658	$1,114,961	$47,223	$(12,861)
Neuberger Berman Floating Rate Income Fund Institutional Class	322,521	46,289	244,960	123,850	1,232,311	64,162	(2,706)
Neuberger Berman High Income Bond Fund Class R6	276,284	27,298	61,503	242,079	2,139,981	98,474	4,776
Neuberger Berman Long Short Credit Fund Class R6	59,625	24,091	—	83,716	807,025	19,793	—
Total					$5,294,278	$229,652	$(10,791)

(a)
Affiliated issuers, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).  Neuberger Berman Alternative Funds and Neuberger Berman Investment Advisers LLC (“Management”) have obtained an exemptive order from the Securities and Exchange Commission that permits the Funds to invest in both affiliated and unaffiliated investment companies, including exchange-traded funds, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order.

(b)	Distributions received include distributions from net investment income and net realized capital gains, if any, from the other investment companies managed by Management.

See Notes to Schedule of Investments

Consolidated Schedule of Investments Risk Balanced Commodity Strategy Fund
(Unaudited) July 31, 2017

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)

U.S. Treasury Obligation 8.6%
$9,000	U.S. Treasury Bill, 0.97%, due 9/14/17 (Cost $8,978)	$8,989	(a)

Asset-Backed Securities 19.8%
	Ally Auto Receivables Trust
187	Ser. 2016-3, Class A2, 1.19%, due 12/17/18	187
875	Ser. 2016-1, Class A3, 1.47%, due 4/15/20	875
1,230	Ser. 2017-3, Class A2, 1.53%, due 3/16/20	1,230
1,160	American Express Credit Account Master Trust, Ser. 2013-1, Class A, 1.65%, due 2/16/21	1,164	(b)
1,440	BMW Vehicle Lease Trust, Ser. 2017-1, Class A2, 1.64%, due 7/22/19	1,440
768	BMW Vehicle Owner Trust, Ser. 2016-A, Class A2A, 0.99%, due 5/28/19	767
1,800	Capital One Multi-Asset Execution Trust, Ser. 2007-A7, Class A7, 5.75%, due 7/15/20	1,809
2,100	Chase Issuance Trust, Ser. 2015-A1, Class A1, 1.55%, due 2/18/20	2,103	(b)
	Citibank Credit Card Issuance Trust
445	Ser. 2013-A2, Class A2, 1.51%, due 5/26/20	446	(b)
1,125	Ser. 2017-A1, Class A1, 1.48%, due 1/19/21	1,127	(b)
	Ford Credit Auto Owner Trust
485	Ser. 2016-C, Class A2A, 1.04%, due 9/15/19	484
700	Ser. 2017-A, Class A2A, 1.33%, due 12/15/19	699
	Honda Auto Receivables Owner Trust
92	Ser. 2016-1, Class A2, 1.01%, due 6/18/18	92
303	Ser. 2016-2, Class A2, 1.13%, due 9/17/18	303
832	Huntington Auto Trust, Ser. 2016-1, Class A2, 1.29%, due 5/15/19	832
190	Hyundai Auto Receivables Trust, Ser. 2016-A, Class A2A, 1.21%, due 6/17/19	190
1,028	Mercedes-Benz Auto Receivables Trust, Ser. 2016-1, Class A2A, 1.11%, due 3/15/19	1,027
687	Navient Student Loan Trust, Ser. 2016-3A, Class A1, 1.83%, due 6/25/65	688	(b)(c)
	Nissan Auto Receivables Owner Trust
155	Ser. 2016-B, Class A2A, 1.05%, due 4/15/19	155
715	Ser. 2016-C, Class A2A, 1.07%, due 5/15/19	714
565	Securitized Term Auto Receivables Trust, Ser. 2017-1A, Class A2A, 1.51%, due 4/25/19	565	(c)
	Toyota Auto Receivables Owner Trust
108	Ser. 2016-A, Class A2A, 1.03%, due 7/16/18	108
239	Ser. 2016-C, Class A2A, 1.00%, due 1/15/19	239
133	Ser. 2015-A, Class A3, 1.12%, due 2/15/19	133
1,850	Ser. 2017-C, Class A2A, 1.58%, due 7/15/20	1,850	(d)(f)
1,480	World Omni Auto Receivables Trust, Ser.2017-B, Class A2A, 1.61%, due 2/16/21	1,480	(d)
	Total Asset-Backed Securities (Cost $20,740)	20,707

Corporate Bonds 52.3%

Auto Manufacturers 5.8%
	American Honda Finance Corp.
785	1.52%, due 2/14/20	787	(b)
520	1.58%, due 7/20/20	520	(b)
	Daimler Finance N.A. LLC
1,100	1.51%, due 8/1/17	1,100	(b)(c)(e)
735	1.60%, due 8/3/17	735	(c)(e)
1,665	Ford Motor Credit Co. LLC, 2.24%, due 1/9/18	1,670	(b)
	Toyota Motor Credit Corp.
335	2.00%, due 2/19/19	339	(b)
880	1.56%, due 4/17/20	882	(b)
		6,033
Banks 13.5%
1,835	Bank of America Corp., 2.17%, due 4/1/19	1,853	(b)
1,460	Citigroup, Inc., 2.09%, due 1/10/20	1,472	(b)
2,150	Goldman Sachs Group, Inc., 2.47%, due 4/23/20	2,188	(b)
2,065	JPMorgan Chase & Co., 2.27%, due 1/23/20	2,099	(b)
1,905	Morgan Stanley, 1.98%, due 2/14/20	1,913	(b)
675	U.S. Bank N.A., 1.63%, due 1/24/20	677	(b)
2,235	Wells Fargo & Co., 1.99%, due 1/30/20	2,256	(b)
1,705	Westpac Banking Corp., 1.65%, due 3/6/20	1,706	(b)
		14,164
Beverages 2.0%
2,075	Anheuser-Busch InBev Worldwide, Inc., 2.00%, due 8/1/18	2,087	(b)

Commercial Services 2.2%
1,340	ERAC USA Finance LLC, 6.38%, due 10/15/17	1,353	(c)
940	Moody's Corp., 1.57%, due 9/4/18	941	(b)
		2,294
Computers 1.3%
450	Apple, Inc., 2.01%, due 2/22/19	455	(b)(e)
	Hewlett Packard Enterprise Co.
168	2.45%, due 10/5/17	168
750	3.04%, due 10/5/17	752	(b)
		1,375
Diversified Financial Services 1.6%
835	AIG Global Funding, 1.78%, due 7/2/20	837	(b)(c)
830	American Express Credit Corp., 1.82%, due 3/18/19	835	(b)
		1,672
Electric 1.2%
1,250	Duke Energy Progress LLC, 1.37%, due 11/20/17	1,251	(b)

Insurance 1.3%
470	Berkshire Hathaway Finance Corp., 1.94%, due 3/15/19	475	(b)
870	Principal Life Global Funding II, 1.47%, due 5/21/18	871	(b)(c)
		1,346
Machinery - Construction & Mining 2.2%
	Caterpillar Financial Services Corp.
1,100	1.42%, due 11/20/17	1,100	(b)
1,250	1.89%, due 2/23/18	1,255	(b)
		2,355
Machinery-Diversified 1.6%
1,730	John Deere Capital Corp., 1.58%, due 6/22/20	1,734	(b)

Media 1.8%
1,910	NBCUniversal Enterprise, Inc., 1.99%, due 4/15/18	1,919	(b)(c)

Miscellaneous Manufacturer 5.0%
	General Electric Co.
1,870	2.01%, due 4/2/18	1,879	(b)
1,350	1.45%, due 8/7/18	1,353	(b)
1,965	Siemens Financieringsmaatschappij NV, 1.59%, due 3/16/20	1,971	(b)(c)
		5,203
Oil & Gas 5.7%
855	BP Capital Markets PLC, 1.53%, due 8/14/18	857	(b)
	Chevron Corp.
850	1.35%, due 11/15/17	851	(b)
1,350	1.38%, due 3/2/18	1,351	(b)
530	Exxon Mobil Corp., 1.80%, due 2/28/18	532	(b)
500	Shell Int'l Finance BV, 1.13%, due 8/21/17	500
	Total Capital Int'l SA
1,245	1.75%, due 8/10/18	1,251	(b)
620	1.62%, due 6/19/19	623	(b)
		5,965
Pharmaceuticals 1.0%
1,000	Astrazeneca PLC, 5.90%, due 9/15/17	1,005

Pipelines 1.5%
1,580	Enterprise Products Operating LLC, 6.30%, due 9/15/17	1,589

Semiconductors 1.0%
1,000	QUALCOMM, Inc., 1.56%, due 5/20/19	1,004	(b)

Telecommunications 3.6%
2,135	AT&T, Inc., 2.11%, due 11/27/18	2,154	(b)
1,650	Verizon Communications, Inc., 1.72%, due 5/22/20	1,653	(b)
		3,807
	Total Corporate Bonds (Cost $54,732)	54,803
NUMBER OF SHARES

Short-Term Investment 16.7%

Investment Company 16.7%
17,538,967	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.94% (Cost $17,539)	17,539	(e)(g)(h)
	Total Investments 97.4% (Cost $101,989)	102,038	##

	Other Assets Less Liabilities 2.6%	2,754	(i)

	Net Assets 100.0%	$104,792

(a)	Rate shown was the discount rate at the date of purchase.
(b)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2017 and changes periodically.
(c)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2017, these securities amounted to approximately $10,039,000, which represents 9.6% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(d)	When-issued security. Total value of all such securities at July 31, 2017 amounted to approximately $3,330,000, which represents 3.2% of net assets of the Fund.
(e)	All or a portion of this security is segregated in connection with obligations for to be announced securities, futures and/or when-issued securities with a total value of approximately $19,829,000.
(f)
Security fair valued as of July 31, 2017 in accordance with procedures approved by the Board of Trustees (the “Board”). Total value of all such securities at July 31, 2017 amounted to approximately $1,850,000, which represents 1.8% of net assets of the Fund.

(g)	Represents 7-day effective yield as of July 31, 2017.
(h)	All or a portion represents positions held by the Neuberger Berman Cayman Commodity Fund I Ltd., a wholly owned subsidiary (the “Subsidiary").
(i)	Includes the impact of the Fund's open positions in derivatives at July 31, 2017.

See Notes to Schedule of Investments

Consolidated Schedule of Investments Risk Balanced Commodity Strategy Fund
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At July 31, 2017, open positions in futures(a) for the Fund were as follows:

Expiration	Open Contracts	Position	Unrealized Appreciation/ (Depreciation)
9/18/2017	62 Lead	Long	$348,815
9/18/2017	69 Nickel	Long	540,604
9/18/2017	48 Primary Aluminum	Long	(10,848)
9/18/2017	60 Zinc	Long	270,637
9/27/2017	60 High Grade Copper	Long	469,889
9/27/2017	81 Natural Gas	Long	(391,908)
9/29/2017	71 Sugar 11	Long	1,395
10/13/2017	112 Lean Hogs	Long	(6,749)
10/27/2017	120 Platinum	Long	(50,710)
10/31/2017	122 Brent Crude Oil	Long	(49,161)
10/31/2017	50 Live Cattle	Long	(3,007)
11/14/2017	65 Soybean	Long	254,236
11/16/2017	24 Feeder Cattle	Long	(7,085)
11/20/2017	125 WTI Crude Oil	Long	(126,894)
11/30/2017	101 New York Harbor ULSD	Long	244,745
11/30/2017	111 RBOB Gasoline	Long	251,035
12/6/2017	77 Cotton No.2	Long	(129,000)
12/12/2017	84 Low Sulphur Gasoil	Long	14,417
12/13/2017	48 Cocoa	Long	4,407
12/14/2017	385 Corn	Long	(64,580)
12/14/2017	116 Hard Red Winter Wheat	Long	(35,408)
12/14/2017	111 Soybean Meal	Long	(13,850)
12/14/2017	81 Soybean Oil	Long	147,389
12/14/2017	121 Wheat	Long	(32,358)
12/18/2017	26 Coffee 'C'	Long	8,535
12/27/2017	69 Gold 100 Oz.	Long	3,430
12/27/2017	49 Silver	Long	(155,076)
9/18/2017	5 Nickel	Short	195
9/18/2017	4 Primary Aluminum	Short	(525)
9/18/2017	5 Zinc	Short	(4,377)
Total			$1,478,193

(a)   The Fund invests in commodity-related instruments through the Subsidiary, which is organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Fund and the Subsidiary with the intent that the Fund will remain the sole shareholder of the Subsidiary. The Subsidiary is governed by its own Board of Directors.

At July 31, 2017, the notional value of futures for the Fund was $105,494,289 for long positions and $(845,344) for short positions. The Fund had $4,199,945 deposited in a segregated account to cover margin requirements on open futures.

As of July 31, 2017, the value of the Fund’s investment in the Subsidiary was as follows:

Investment in Subsidiary	Percentage of Net Assets
$20,106,913	19.2%

See Notes to Schedule of Investments

Consolidated Schedule of Investments Risk Balanced Commodity Strategy Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2017:

Asset Valuation Inputs (000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Asset-Backed Securities	$—	$20,707	$—	$20,707
Corporate Bonds(a)	—	54,803	—	54,803
Short-Term Investments(a)	—	26,528	—	26,528
Total Investments	$—	$102,038	$—	$102,038

(a)	The Consolidated Schedule of Investments provides information on the industry or sector categorization for the portfolio.

As of the period ended July 31, 2017, no securities were transferred from one level (as of October 31, 2016) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2017:

Other Financial Instruments (000's omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$2,560	$—	$—	$2,560
Liabilities	(1,082)	—	—	(1,082)
Total	$1,478	$—	$—	$1,478

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund
(Unaudited) July 31, 2017

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)

U.S. Treasury Obligations 98.1%
	U.S. Treasury Notes
$200	0.63%, due 11/30/17	$200
19,300	0.88%, due 6/15/19 – 9/15/19	19,114	(a)
49,700	1.00%, due 9/15/17 – 3/15/19	49,564	(a)
10,500	1.13%, due 6/15/18	10,490
11,400	1.25%, due 12/15/18	11,391	(a)
11,700	1.38%, due 12/15/19	11,691
3,500	1.50%, due 6/15/20	3,501
31,200	1.63%, due 3/15/20 – 6/30/20	31,327
	Total U.S. Treasury Obligations (Cost $137,409)	137,278
NUMBER OF SHARES

Short-Term Investments 1.7%

Investment Companies 1.7%
184,442	State Street Institutional Treasury Money Market Fund Premier Class, 0.92%	185	(b)(c)
2,198,435	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.94%	2,198	(b)(c)

	Total Short-Term Investments (Cost $2,383)	2,383

	Total Investments 99.8% (Cost $139,792)	139,661	##

	Other Assets Less Liabilities 0.2%	262	(d)

	Net Assets 100.0%	$139,923

(a)	All or a portion of the security is pledged as collateral for options written.
(b)	All or a portion of this security is segregated in connection with obligations for options written with a total value of approximately $2,383,000.
(c)	Represents 7-day effective yield as of July 31, 2017.
(d)	Includes the impact of the Fund's open positions in derivatives at July 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund
(Unaudited)(cont’d)

Written option contracts ("options written")

At July 31, 2017, the Fund had outstanding options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
Russell 2000 Index, Put	35	$1,410	8/4/2017	$(9,100)
Russell 2000 Index, Put	1	1,420	8/4/2017	(495)
Russell 2000 Index, Put	3	1,410	8/11/2017	(1,980)
Russell 2000 Index, Put	17	1,420	8/11/2017	(16,150)
Russell 2000 Index, Put	16	1,425	8/11/2017	(18,320)
Russell 2000 Index, Put	3	1,420	8/18/2017	(3,825)
Russell 2000 Index, Put	10	1,430	8/18/2017	(16,950)
Russell 2000 Index, Put	23	1,440	8/18/2017	(51,060)
Russell 2000 Index, Put	5	1,425	8/25/2017	(8,925)
Russell 2000 Index, Put	6	1,435	8/25/2017	(13,440)
Russell 2000 Index, Put	2	1,440	8/25/2017	(5,030)
Russell 2000 Index, Put	6	1,445	8/25/2017	(16,860)
Russell 2000 Index, Put	17	1,450	8/25/2017	(53,380)
Russell 2000 Index, Put	4	1,420	9/1/2017	(7,520)
S&P 500 Index, Put	14	2,425	8/4/2017	(1,470)
S&P 500 Index, Put	29	2,465	8/4/2017	(15,080)
S&P 500 Index, Put	59	2,470	8/4/2017	(40,415)
S&P 500 Index, Put	1	2,420	8/11/2017	(320)
S&P 500 Index, Put	3	2,425	8/11/2017	(1,050)
S&P 500 Index, Put	5	2,430	8/11/2017	(1,950)
S&P 500 Index, Put	1	2,440	8/11/2017	(480)
S&P 500 Index, Put	58	2,445	8/11/2017	(31,320)
S&P 500 Index, Put	51	2,455	8/11/2017	(36,210)
S&P 500 Index, Put	15	2,455	8/18/2017	(16,350)
S&P 500 Index, Put	8	2,460	8/18/2017	(9,720)
S&P 500 Index, Put	19	2,465	8/18/2017	(26,030)
S&P 500 Index, Put	52	2,470	8/18/2017	(80,600)
S&P 500 Index, Put	26	2,475	8/18/2017	(45,760)
S&P 500 Index, Put	14	2,465	8/25/2017	(23,730)
S&P 500 Index, Put	77	2,470	8/25/2017	(144,375)
S&P 500 Index, Put	16	2,475	8/25/2017	(33,200)
S&P 500 Index, Put	13	2,480	8/25/2017	(29,965)
S&P 500 Index, Put	21	2,470	9/1/2017	(46,305)
Total (premium received: $1,114,625)				$(807,365)

 At July 31, 2017, the Fund had securities pledged in the amount of $22,724,973 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund
(Unaudited)(cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2017:

Asset Valuation Inputs (000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$137,278	$—	$137,278
Short-Term Investments	—	2,383	—	2,383
Total Investments	$—	$139,661	$—	$139,661

As of the period ended July 31, 2017, no securities were transferred from one level (as of October 31, 2016) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2017:

Other Financial Instruments (000's omitted)	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(807)	$—	$—	$(807)
Total	$(807)	$—	$—	$(807)

See Notes to Schedule of Investments

July 31, 2017
Notes to Schedule of Investmentsß (Unaudited)

†      In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Global Allocation Fund (“Global Allocation”), Neuberger Berman Hedged Option Premium Strategy Fund ("Hedged Option Premium Strategy"), Neuberger Berman Long Short Fund (“Long Short”), Neuberger Berman Long Short Credit Fund (“Long Short Credit”), Neuberger Berman Multi-Asset Income Fund (“Multi-Asset Income”), Neuberger Berman Risk Balanced Commodity Strategy Fund (“Risk Balanced Commodity Strategy”) and Neuberger Berman U.S. Equity Index PutWrite Strategy Fund (“U.S. Equity Index PutWrite Strategy”), (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC ("Management") believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments (long and short positions) in equity securities, convertible preferred stocks, exchange-traded funds, preferred stock, master limited partnerships, exchange-traded options purchased and options written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments in debt securities for long and short positions is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid or offer quotations, respectively, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.
ß  Consolidated Notes to Schedule of Investments for Risk Balanced Commodity Strategy.

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

Emerging Markets Debt, Sovereign Debt, and Quasi-Sovereign Debt. Inputs used to value emerging markets debt, sovereign debt and quasi-sovereign debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).

The value of swaptions is determined by Management by obtaining valuations from independent pricing services using market data and an industry standard model that considers a number of factors, which may include underlying curve/spread data, default-adjusted forward spread, data sources, delta adjustment, volatility skews and skew fallbacks (Level 2 inputs).

The value of total return swaps and total return basket swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated London Interbank Offered Rate (“LIBOR”) or Federal Funds floating rate (Level 2 inputs).

Option contracts that are traded OTC are generally valued on the basis of quotations provided by broker-dealers or prices provided by independent pricing services who use a series of techniques including simulated pricing models and/or curve fitting (bootstrapping), which aids in determining the present value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, volatility surfaces, and exchange rates (Level 2 inputs).Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Alternative Funds' Board of Trustees (the "Board") has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of Interactive Data Pricing and Reference Data LLC (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of Interactive to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

##  At July 31, 2017, selected Fund information on a U.S. federal income tax basis was as follows:

(000's omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Allocation	$21,929	$1,691	$251	$1,440
Hedged Option Premium Strategy	5,803	1	4	(3)
Long Short	2,417,662	483,305	72,865	410,440
Long Short Credit	25,135	540	268	272
Multi-Asset Income	23,950	1,188	301	887
Risk Balanced Commodity Strategy	101,989	87	38	49
U.S. Equity Index PutWrite Strategy	139,792	31	162	(131)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Alternative Funds
By: /s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date:  September 29, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By: /s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date:  September 29, 2017
By: /s/ John M. McGovern
       John M. McGovern
       Treasurer and Principal Financial
       and Accounting Officer

Date:  September 29, 2017